Schedule of Investments
Invesco AAA CLO Floating Rate Note ETF (ICLO)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Asset-Backed Securities-98.34%
ABPCI Direct Lending Fund IX LLC (Cayman Islands), Series 2020-9A, Class A1R, 6.98% (3 mo. Term SOFR + 1.66%), 11/18/2031(a)(b)	$470,969	$471,168
AGL CLO 13 Ltd. (Cayman Islands), Series 2021-13A, Class A1, 6.74% (3 mo. Term SOFR + 1.42%), 10/20/2034(a)(b)	1,250,000	1,252,141
AGL CLO 14 Ltd. (Cayman Islands), Series 2021-14A, Class A, 6.73% (3 mo. Term SOFR + 1.41%), 12/02/2034(a)(b)	1,500,000	1,502,502
Aimco CLO 14 Ltd. (Cayman Islands), Series 2021-14A, Class A, 6.57% (3 mo. Term SOFR + 1.25%), 04/20/2034(a)(b)	1,500,000	1,501,255
Babson CLO Ltd. 2016-I (Cayman Islands), Series 2016-1A, Class A2R, 7.03% (3 mo. Term SOFR + 1.71%), 07/23/2030(a)(b)	1,500,000	1,500,480
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-1A, Class A1, 6.62% (3 mo. Term SOFR + 1.32%), 04/18/2035(a)(b)	1,600,000	1,599,459
BCRED BSL CLO 2021-1 Ltd. (Cayman Islands), Series 2021-1A, Class B, 7.38% (3 mo. Term SOFR + 2.06%), 07/20/2034(a)(b)	1,000,000	999,969
Benefit Street Partners CLO XI (Cayman Islands), Series 2017-11A, Class A2R, 7.08% (3 mo. Term SOFR + 1.76%), 04/15/2029(a)(b)	1,000,000	1,002,090
Broad River Bsl Funding CLO Ltd. (Cayman Islands), Series 2020-1A, Class AR, 6.75% (3 mo. Term SOFR + 1.43%), 07/20/2034(a)(b)	1,670,000	1,670,568
Buckhorn Park CLO Ltd. (Cayman Islands), Series 2019-1A, Class AR, 6.68% (3 mo. Term SOFR + 1.38%), 07/18/2034(a)(b)	1,325,000	1,325,461
Carlyle Global Market Strategies CLO Ltd.
Series 2012-3A, Class A1B2, 6.98% (3 mo. Term SOFR + 1.66%), 01/14/2032(a)(b)	1,000,000	999,479
Series 2013-1A, Class A1RR, 6.59% (3 mo. Term SOFR + 1.21%), 08/14/2030(a)(b)	495,586	495,827
Series 2014-2RA, Class A2, 6.97% (3 mo. Term SOFR + 1.59%), 05/15/2031(a)(b)	1,000,000	1,000,264
CBAM Ltd. (Cayman Islands), Series 2017-1A, Class A1, 6.83% (3 mo. Term SOFR + 1.51%), 07/20/2030(a)(b)	187,332	187,505
Cedar Funding IV CLO Ltd. (Cayman Islands), Series 2014-4A, Class ARR, 6.74% (3 mo. Term SOFR + 1.42%), 07/23/2034(a)(b)	1,000,000	1,001,232
Cedar Funding XI CLO Ltd. (Cayman Islands), Series 2019-11A, Class A1R, 6.71% (3 mo. Term SOFR + 1.31%), 05/29/2032(a)(b)	1,000,000	1,001,500
CIFC Funding 2013-II Ltd. (Cayman Islands), Series 2013-2A, Class A2L2, 7.06% (3 mo. Term SOFR + 1.76%), 10/18/2030(a)(b)	500,000	500,297
CIFC Funding 2021-III Ltd. (Cayman Islands), Series 2021-3A, Class A, 6.72% (3 mo. Term SOFR + 1.40%), 07/15/2036(a)(b)	1,200,000	1,200,406
Eaton Vance CLO Ltd., Series 2013-1A, Class A13R, 6.83% (3 mo. Term SOFR + 1.51%), 01/15/2034(a)(b)	2,200,000	2,202,057
Elmwood CLO IX Ltd. (Cayman Islands), Series 2021-2A, Class A, 6.71% (3 mo. Term SOFR + 1.39%), 07/20/2034(a)(b)	1,640,000	1,640,817
	Principal Amount	Value
GoldenTree Loan Management US CLO 1 Ltd. (Cayman Islands), Series 2017-1A, Class A1R2, 6.60% (3 mo. Term SOFR + 1.28%), 04/20/2034(a)(b)	$900,000	$900,468
Golub Capital Partners CLO 40(B) Ltd. (Cayman Islands), Series 2019-40A, Class AR, 6.68% (3 mo. Term SOFR + 1.35%), 01/25/2032(a)(b)	345,000	341,970
Golub Capital Partners CLO 45(M) Ltd. (Cayman Islands), Series 2019-45A, Class A, 7.30% (3 mo. Term SOFR + 1.98%), 10/20/2031(a)(b)	1,145,822	1,145,872
Golub Capital Partners CLO 47(M) Ltd. (Cayman Islands), Series 2020-47A, Class A1, 7.21% (3 mo. Term SOFR + 1.94%), 05/05/2032(a)(b)	1,150,000	1,149,801
Golub Capital Partners CLO 49(M) GP Ltd. (Cayman Islands), Series 2020-49A, Class AR, 7.11% (3 mo. Term SOFR + 1.79%), 08/26/2033(a)(b)	1,400,000	1,394,645
Ivy Hill Middle Market Credit Fund IX Ltd. (Cayman Islands), Series 9A, Class A1, 6.94% (3 mo. Term SOFR + 1.62%), 04/23/2034(a)(b)	1,200,000	1,184,417
Madison Park Funding XXVI Ltd. (Cayman Islands), Series 2017-26A, Class BR, 7.18% (3 mo. Term SOFR + 1.86%), 07/29/2030(a)(b)	550,000	550,608
Madison Park Funding XXXVII Ltd. (Cayman Islands), Series 2019-37A, Class AR, 6.65% (3 mo. Term SOFR + 1.33%), 07/15/2033(a)(b)	1,340,000	1,340,399
Magnetite XXVII Ltd. (Cayman Islands), Series 2020-27A, Class AR, 6.72% (3 mo. Term SOFR + 1.40%), 10/20/2034(a)(b)	1,250,000	1,251,129
Mariner CLO LLC (Cayman Islands), Series 2016-3A, Class BR2, 7.08% (3 mo. Term SOFR + 1.76%), 07/23/2029(a)(b)	1,000,000	1,000,524
Neuberger Berman CLO XV (Cayman Islands), Series 2013-15A, Class A1R2, 6.50% (3 mo. Term SOFR + 1.18%), 10/15/2029(a)(b)	891,475	892,239
Owl Rock CLO IV Ltd. (Cayman Islands), Series 2020-4A, Class A1R, 7.23% (3 mo. Term SOFR + 1.86%), 08/20/2033(a)(b)	750,000	748,315
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1A4, 6.76% (3 mo. Term SOFR + 1.39%), 05/21/2034(a)(b)	1,795,000	1,795,652
Rad CLO 5 Ltd. (Cayman Islands), Series 2019-5A, Class BR, 7.28% (3 mo. Term SOFR + 1.96%), 07/24/2032(a)(b)	2,000,000	1,999,860
Rad CLO 7 Ltd. (Cayman Islands), Series 2020-7A, Class A1, 6.78% (3 mo. Term SOFR + 1.46%), 04/17/2033(a)(b)	1,250,000	1,250,772
Regatta XX Funding Ltd. (Cayman Islands), Series 2021-2A, Class A, 6.74% (3 mo. Term SOFR + 1.42%), 10/15/2034(a)(b)	1,345,000	1,345,483
Regatta XXII Funding Ltd. (Cayman Islands), Series 2022-2A, Class A, 6.86% (3 mo. Term SOFR + 1.54%), 07/20/2035(a)(b)	1,000,000	1,002,104
RR 1 LLC, Series 2017-1A, Class A1AB, 6.73% (3 mo. Term SOFR + 1.41%), 07/15/2035(a)(b)	1,310,000	1,312,011
RR15 Ltd. (Cayman Islands), Series 2021-15A, Class A2, 7.03% (3 mo. Term SOFR + 1.71%), 04/15/2036(a)(b)	1,000,000	993,961
See accompanying notes which are an integral part of this schedule.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Shackleton 2021-XVI CLO Ltd. (Cayman Islands), Series 2021-16A, Class B, 7.33% (3 mo. Term SOFR + 2.01%), 10/20/2034(a)(b)	$1,000,000	$1,000,750
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, 6.74% (3 mo. Term SOFR + 1.42%), 04/17/2034(a)(b)	1,500,000	1,500,832
Symphony CLO XIX Ltd. (Cayman Islands), Series 2018-19A, Class B, 6.93% (3 mo. Term SOFR + 1.61%), 04/16/2031(a)(b)	900,000	898,650
Symphony CLO XVI Ltd. (Cayman Islands), Series 2015-16A, Class AR, 6.73% (3 mo. Term SOFR + 1.41%), 10/15/2031(a)(b)	495,031	495,176
Symphony CLO XXXII Ltd. (Cayman Islands), Series 2022-32A, Class B, 7.17% (3 mo. Term SOFR + 1.85%), 04/23/2035(a)(b)	500,000	494,965
Total Asset-Backed Securities (Cost $48,390,932)		49,045,080
	Shares	Value
Money Market Funds-1.28%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d) (Cost $640,540)	640,540	$640,540
TOTAL INVESTMENTS IN SECURITIES-99.62% (Cost $49,031,472)		49,685,620
OTHER ASSETS LESS LIABILITIES-0.38%		189,377
NET ASSETS-100.00%		$49,874,997

Investment Abbreviations:
BR	-Bearer Shares
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $49,045,080, which represented 98.34% of the Fund’s Net Assets.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$296,033	$11,636,664	$(11,292,157)	$-	$-	$640,540	$5,254

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Active U.S. Real Estate ETF (PSR)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%(a)
Apartments -14.14%
Camden Property Trust	39,192	$3,677,777
Equity Residential	62,160	3,741,411
Mid-America Apartment Communities, Inc.	16,974	2,145,174
UDR, Inc.	40,293	1,451,354
		11,015,716
Data Centers -7.23%
Digital Realty Trust, Inc.	26,504	3,722,752
Equinix, Inc.	2,303	1,910,960
		5,633,712
Diversified-0.25%
W.P. Carey, Inc.(b)	3,105	192,386
Free Standing -6.49%
Agree Realty Corp.	10,244	610,645
NNN REIT, Inc.	20,922	843,993
Realty Income Corp.	66,209	3,601,108
		5,055,746
Gaming REITs-1.52%
Gaming and Leisure Properties, Inc.	26,001	1,186,946
Health Care-11.38%
Healthcare Realty Trust, Inc.(b)	59,547	959,302
Healthpeak Properties, Inc.	128,746	2,381,801
Omega Healthcare Investors, Inc.	81,424	2,361,296
Ventas, Inc.(b)	19,995	927,568
Welltower, Inc.	25,792	2,231,266
		8,861,233
Industrial-15.71%
Americold Realty Trust, Inc.	58,920	1,620,300
Prologis, Inc.	34,687	4,394,496
Rexford Industrial Realty, Inc.(b)	88,441	4,651,112
Terreno Realty Corp.(b)	26,314	1,571,735
		12,237,643
Infrastructure REITs-13.35%
American Tower Corp.	23,567	4,610,884
Crown Castle, Inc.	29,206	3,161,549
SBA Communications Corp., Class A	11,745	2,629,236
		10,401,669
Lodging Resorts-3.24%
RLJ Lodging Trust(b)	217,971	2,524,104
	Shares	Value
Manufactured Homes-0.36%
Equity LifeStyle Properties, Inc.	4,150	$280,913
Office-8.40%
Alexandria Real Estate Equities, Inc.	23,870	2,885,883
Cousins Properties, Inc.	159,444	3,652,862
		6,538,745
Self Storage-7.15%
CubeSmart	7,159	309,412
Extra Space Storage, Inc.	10,180	1,470,399
Public Storage	13,379	3,788,799
		5,568,610
Specialty-5.73%
Outfront Media, Inc.	343,020	4,466,120
Timber REITs-5.04%
PotlatchDeltic Corp.(b)	51,877	2,320,458
Weyerhaeuser Co.	48,972	1,604,813
		3,925,271
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $83,588,776)		77,888,814
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.70%
Invesco Private Government Fund, 5.29%(c)(d)(e)	1,243,534	1,243,534
Invesco Private Prime Fund, 5.52%(c)(d)(e)	3,195,423	3,197,660
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,441,273)		4,441,194
TOTAL INVESTMENTS IN SECURITIES-105.69% (Cost $88,030,049)		82,330,008
OTHER ASSETS LESS LIABILITIES-(5.69)%		(4,430,774)
NET ASSETS-100.00%		$77,899,234
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs Index, which is exclusively owned by NAREIT.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,835	$598,824	$(605,659)	$-	$-	$-	$498
See accompanying notes which are an integral part of this schedule.

Invesco Active U.S. Real Estate ETF (PSR)—(continued)
January 31, 2024
(Unaudited)
	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,486,152	$8,552,669	$(10,795,287)	$-	$-	$1,243,534	$28,029*
Invesco Private Prime Fund	8,968,417	18,608,931	(24,383,262)	582	2,992	3,197,660	75,497*
Total	$12,461,404	$27,760,424	$(35,784,208)	$582	$2,992	$4,441,194	$104,024

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Bond Factor ETF (IHYF)
January 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.03%
Advertising-0.52%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	$126,000	$118,584
Belo Corp., 7.25%, 09/15/2027	130,000	131,713
		250,297
Aerospace & Defense-1.88%
Bombardier, Inc. (Canada)
7.50%, 02/01/2029(b)(c)	217,000	221,459
8.75%, 11/15/2030(b)	181,000	190,178
Spirit AeroSystems, Inc.
9.38%, 11/30/2029(b)	62,000	67,253
9.75%, 11/15/2030(b)	172,000	180,740
TransDigm, Inc., 6.25%, 03/15/2026(b)(c)	254,000	252,478
		912,108
Agricultural & Farm Machinery-0.13%
Titan International, Inc., 7.00%, 04/30/2028	65,000	64,852
Air Freight & Logistics-0.56%
GN Bondco LLC, 9.50%, 10/15/2031(b)	86,000	84,871
Rand Parent LLC, 8.50%, 02/15/2030(b)	188,000	186,268
		271,139
Alternative Carriers-0.47%
Lumen Technologies, Inc., 4.00%, 02/15/2027(b)	144,000	75,177
Qwest Corp., 7.25%, 09/15/2025	77,000	75,495
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)	100,000	76,157
		226,829
Aluminum-0.19%
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)	106,000	90,625
Apparel Retail-0.78%
Foot Locker, Inc., 4.00%, 10/01/2029(b)	67,000	56,656
Gap, Inc. (The)
3.63%, 10/01/2029(b)	161,000	138,031
3.88%, 10/01/2031(b)	159,000	131,288
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	62,000	52,496
		378,471
Apparel, Accessories & Luxury Goods-0.74%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	88,000	88,313
Hanesbrands, Inc., 4.88%, 05/15/2026(b)	161,000	155,437
Under Armour, Inc., 3.25%, 06/15/2026	122,000	114,880
		358,630
Application Software-1.10%
Cloud Software Group, Inc.
6.50%, 03/31/2029(b)	100,000	93,448
9.00%, 09/30/2029(b)	100,000	94,735
Open Text Corp. (Canada), 3.88%, 02/15/2028(b)	199,000	185,010
Open Text Holdings, Inc. (Canada)
4.13%, 02/15/2030(b)	103,000	93,313
4.13%, 12/01/2031(b)	76,000	67,580
		534,086
Asset Management & Custody Banks-0.11%
Brightsphere Investment Group, Inc., 4.80%, 07/27/2026	58,000	55,322
Automobile Manufacturers-0.42%
Jaguar Land Rover Automotive PLC (United Kingdom), 7.75%, 10/15/2025(b)	200,000	202,070
	Principal Amount	Value
Automotive Parts & Equipment-2.45%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	$37,000	$36,968
Dana, Inc., 4.25%, 09/01/2030	84,000	73,522
IHO Verwaltungs GmbH (Germany), 7.13% PIK Rate, 6.38% Cash Rate, 05/15/2029(b)(d)	200,000	199,002
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	200,000	187,674
Tenneco, Inc., 8.00%, 11/17/2028(b)(c)	310,000	270,283
United Rentals (North America), Inc.
3.88%, 11/15/2027	144,000	137,307
4.88%, 01/15/2028	97,000	94,744
ZF North America Capital, Inc. (Germany), 4.75%, 04/29/2025(b)	192,000	189,236
		1,188,736
Automotive Retail-0.08%
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	45,000	40,802
Broadcasting-2.04%
Gray Television, Inc., 7.00%, 05/15/2027(b)	110,000	107,648
iHeartCommunications, Inc.
6.38%, 05/01/2026(c)	256,000	220,186
5.25%, 08/15/2027(b)	100,000	77,714
Liberty Interactive LLC, 8.25%, 02/01/2030	79,000	41,710
Paramount Global, 6.38%, 03/30/2062(c)(e)	298,000	266,320
TEGNA, Inc., 4.75%, 03/15/2026(b)	150,000	146,036
Urban One, Inc., 7.38%, 02/01/2028(b)	67,000	59,460
Videotron Ltd. (Canada), 5.13%, 04/15/2027(b)	69,000	68,020
		987,094
Broadline Retail-2.37%
GrubHub Holdings, Inc., 5.50%, 07/01/2027(b)	90,000	78,625
Kohl’s Corp.
4.63%, 05/01/2031	90,000	72,098
5.55%, 07/17/2045	100,000	67,425
Macy’s Retail Holdings LLC
5.88%, 04/01/2029(b)(c)	242,000	234,959
6.13%, 03/15/2032(b)	93,000	87,833
6.70%, 07/15/2034(b)	107,000	88,568
Nordstrom, Inc.
4.00%, 03/15/2027	99,000	92,823
6.95%, 03/15/2028	124,000	125,664
4.38%, 04/01/2030	79,000	68,620
4.25%, 08/01/2031	96,000	79,837
QVC, Inc.
4.75%, 02/15/2027	125,000	104,586
5.45%, 08/15/2034	68,000	45,120
		1,146,158
Building Products-1.78%
Adams Homes, Inc., 9.25%, 10/15/2028(b)	66,000	67,684
JELD-WEN, Inc.
4.63%, 12/15/2025(b)	41,000	39,903
4.88%, 12/15/2027(b)(c)	167,000	158,510
Masonite International Corp.
5.38%, 02/01/2028(b)	100,000	97,610
3.50%, 02/15/2030(b)	90,000	77,513
Standard Industries, Inc.
5.00%, 02/15/2027(b)	89,000	86,535
4.75%, 01/15/2028(b)	80,000	76,590
4.38%, 07/15/2030(b)(c)	208,000	189,207
3.38%, 01/15/2031(b)	81,000	68,950
		862,502
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Cable & Satellite-5.35%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	$200,000	$174,509
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/2026(b)	195,000	193,353
5.13%, 05/01/2027(b)	285,000	275,091
CSC Holdings LLC
11.25%, 05/15/2028(b)	200,000	202,802
6.50%, 02/01/2029(b)	200,000	170,225
4.63%, 12/01/2030(b)	200,000	102,372
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.88%, 08/15/2027(b)(c)	240,000	228,344
DISH DBS Corp.
7.75%, 07/01/2026	184,000	108,560
5.25%, 12/01/2026(b)	159,000	125,512
5.75%, 12/01/2028(b)	110,000	74,206
DISH Network Corp., 11.75%, 11/15/2027(b)	137,000	143,095
Intelsat Jackson Holdings S.A. (Luxembourg), 6.50%, 03/15/2030(b)	191,000	180,895
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027(b)	200,000	192,803
5.13%, 07/15/2029(b)	200,000	176,158
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 09/15/2028(b)	40,000	17,259
Sirius XM Radio, Inc., 3.13%, 09/01/2026(b)	53,000	49,512
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	200,000	174,963
		2,589,659
Casinos & Gaming-3.37%
Affinity Interactive, 6.88%, 12/15/2027(b)	187,000	169,413
Caesars Entertainment, Inc.
6.25%, 07/01/2025(b)	182,000	182,735
4.63%, 10/15/2029(b)	45,000	41,171
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(b)	118,000	118,301
Churchill Downs, Inc., 5.50%, 04/01/2027(b)	100,000	98,863
Las Vegas Sands Corp., 2.90%, 06/25/2025	200,000	193,253
Melco Resorts Finance Ltd. (Hong Kong)
5.25%, 04/26/2026(b)	200,000	191,375
5.38%, 12/04/2029(b)	200,000	178,868
MGM Resorts International
6.75%, 05/01/2025	36,000	36,111
4.63%, 09/01/2026	200,000	194,468
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	61,000	57,343
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/2031(b)(c)	234,000	170,199
		1,632,100
Commercial & Residential Mortgage Finance-0.26%
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	81,000	81,878
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	49,000	45,003
		126,881
Commodity Chemicals-0.25%
Methanex Corp. (Canada), 5.25%, 12/15/2029	127,000	121,433
Communications Equipment-1.07%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	40,000	31,835
	Principal Amount	Value
Communications Equipment-(continued)
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	$200,000	$169,500
6.63%, 08/01/2026	79,000	54,112
Viasat, Inc.
5.63%, 04/15/2027(b)	200,000	187,984
7.50%, 05/30/2031(b)	100,000	74,250
		517,681
Construction & Engineering-0.78%
AECOM, 5.13%, 03/15/2027(c)	298,000	293,165
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (Canada), 6.25%, 09/15/2027(b)	88,000	85,519
		378,684
Construction Machinery & Heavy Transportation Equipment-0.29%
Manitowoc Co., Inc. (The), 9.00%, 04/01/2026(b)(c)	40,000	40,004
Trinity Industries, Inc., 4.55%, 10/01/2024	100,000	98,962
		138,966
Construction Materials-0.31%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)	70,000	71,827
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	78,000	78,039
		149,866
Consumer Finance-3.75%
Ally Financial, Inc., 5.75%, 11/20/2025	92,000	92,294
ASG Finance Designated Activity Co. (Cyprus), 7.88%, 12/03/2024(b)	200,000	197,243
Bread Financial Holdings, Inc., 9.75%, 03/15/2029(b)	120,000	119,952
Navient Corp.
6.75%, 06/25/2025	200,000	201,346
5.00%, 03/15/2027	116,000	110,754
9.38%, 07/25/2030	46,000	48,013
5.63%, 08/01/2033	62,000	49,299
OneMain Finance Corp.
6.88%, 03/15/2025	72,000	72,327
7.13%, 03/15/2026	140,000	142,010
9.00%, 01/15/2029	138,000	145,479
4.00%, 09/15/2030	130,000	110,205
PRA Group, Inc.
7.38%, 09/01/2025(b)	140,000	140,995
8.38%, 02/01/2028(b)	182,000	173,476
Synchrony Financial, 7.25%, 02/02/2033(c)	215,000	215,017
		1,818,410
Distributors-0.13%
Evergreen Acqco 1 L.P./TVI, Inc., 9.75%, 04/26/2028(b)	58,000	62,334
Diversified Banks-0.70%
Freedom Mortgage Corp.
7.63%, 05/01/2026(b)	50,000	49,834
6.63%, 01/15/2027(b)	50,000	48,065
12.00%, 10/01/2028(b)	220,000	241,676
		339,575

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Diversified Chemicals-1.01%
Chemours Co. (The)
5.38%, 05/15/2027	$68,000	$66,224
5.75%, 11/15/2028(b)	160,000	151,106
4.63%, 11/15/2029(b)	54,000	46,950
INEOS Finance PLC (Luxembourg), 6.75%, 05/15/2028(b)	200,000	195,780
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	78,000	30,420
		490,480
Diversified Financial Services-3.87%
AG Issuer LLC, 6.25%, 03/01/2028(b)	92,000	90,949
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(b)	200,000	196,655
Albion Financing 2 S.a.r.l. (Luxembourg), 8.75%, 04/15/2027(b)	200,000	200,789
eG Global Finance PLC (United Kingdom), 12.00%, 11/30/2028(b)	200,000	211,573
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	200,000	180,722
Midcap Financial Issuer Trust, 5.63%, 01/15/2030(b)	209,000	178,695
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/2029(b)	200,000	177,850
4.63%, 04/06/2031(b)	200,000	169,667
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	163,000	153,334
United Wholesale Mortgage LLC
5.50%, 11/15/2025(b)	121,000	119,605
5.75%, 06/15/2027(b)	47,000	46,162
5.50%, 04/15/2029(b)	85,000	80,356
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), 6.38%, 02/01/2030(b)	91,000	65,969
		1,872,326
Diversified Metals & Mining-0.74%
Mineral Resources Ltd. (Australia)
8.13%, 05/01/2027(b)	86,000	86,948
9.25%, 10/01/2028(b)	111,000	117,382
8.50%, 05/01/2030(b)	148,000	152,391
		356,721
Diversified Real Estate Activities-0.10%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	51,000	50,551
Diversified REITs-0.56%
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P., 3.75%, 12/15/2027(b)	148,000	125,681
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/2026(b)	82,000	76,281
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	76,000	68,624
		270,586
Diversified Support Services-1.01%
MPH Acquisition Holdings LLC, 5.50%, 09/01/2028(b)	81,000	71,989
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	307,000	293,485
	Principal Amount	Value
Diversified Support Services-(continued)
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.25%, 04/15/2024(b)	$5,000	$4,994
5.75%, 04/15/2026(b)	120,000	120,058
		490,526
Electric Utilities-3.01%
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	200,000	198,750
Edison International, 8.13%, 06/15/2053(e)	70,000	72,074
FirstEnergy Corp., Series B, 4.15%, 07/15/2027	140,000	134,547
Mallinckrodt International Finance S.A., 14.75%, 11/14/2028(b)	205,000	222,725
NextEra Energy Operating Partners, L.P., 7.25%, 01/15/2029(b)	180,000	185,575
NRG Energy, Inc.
5.25%, 06/15/2029(b)	83,000	79,658
3.63%, 02/15/2031(b)	87,000	74,699
3.88%, 02/15/2032(b)	13,000	11,160
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	174,000	184,801
Vistra Operations Co. LLC
5.63%, 02/15/2027(b)	63,000	62,120
5.00%, 07/31/2027(b)	240,000	232,726
		1,458,835
Electrical Components & Equipment-0.63%
EnerSys, 4.38%, 12/15/2027(b)	200,000	188,275
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	114,000	114,694
		302,969
Electronic Components-0.60%
Imola Merger Corp., 4.75%, 05/15/2029(b)	160,000	149,103
Likewize Corp., 9.75%, 10/15/2025(b)	141,000	143,007
		292,110
Environmental & Facilities Services-0.43%
Enviri Corp., 5.75%, 07/31/2027(b)	73,000	68,695
GFL Environmental, Inc. (Canada), 3.75%, 08/01/2025(b)	141,000	137,273
		205,968
Fertilizers & Agricultural Chemicals-0.28%
Consolidated Energy Finance S.A. (Switzerland), 5.63%, 10/15/2028(b)	167,000	136,711
Financial Exchanges & Data-0.32%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	189,000	155,150
Food Distributors-0.38%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	224,000	182,114
Food Retail-0.26%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	128,000	124,276
Footwear-0.57%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	147,000	149,419
Wolverine World Wide, Inc., 4.00%, 08/15/2029(b)	154,000	124,224
		273,643

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Gas Utilities-0.64%
AmeriGas Partners L.P./AmeriGas Finance Corp.
5.50%, 05/20/2025	$131,000	$128,778
5.88%, 08/20/2026	60,000	58,200
9.38%, 06/01/2028(b)	50,000	51,441
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	75,000	73,559
		311,978
Health Care Distributors-0.22%
Owens & Minor, Inc., 6.63%, 04/01/2030(b)	110,000	104,875
Health Care Equipment-0.20%
Varex Imaging Corp., 7.88%, 10/15/2027(b)	96,000	97,624
Health Care Facilities-1.09%
LifePoint Health, Inc.
9.88%, 08/15/2030(b)	110,000	112,620
11.00%, 10/15/2030(b)	130,000	138,492
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/2026(b)	76,000	75,944
Tenet Healthcare Corp., 4.88%, 01/01/2026(c)	204,000	202,357
		529,413
Health Care REITs-0.73%
MPT Operating Partnership L.P./MPT Finance Corp.
5.00%, 10/15/2027(c)	348,000	263,736
4.63%, 08/01/2029	131,000	88,731
		352,467
Health Care Services-1.89%
Community Health Systems, Inc.
8.00%, 03/15/2026(b)	63,000	62,148
5.63%, 03/15/2027(b)	180,000	166,508
6.00%, 01/15/2029(b)	160,000	144,712
6.88%, 04/15/2029(b)	102,000	69,441
6.13%, 04/01/2030(b)	84,000	54,780
5.25%, 05/15/2030(b)	83,000	68,808
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	10,000	8,582
ModivCare, Inc., 5.88%, 11/15/2025(b)	97,000	95,884
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	75,000	74,686
US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)	192,000	167,958
		913,507
Health Care Technology-0.45%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	244,000	218,214
Home Furnishings-0.34%
Tempur Sealy International, Inc.
4.00%, 04/15/2029(b)	100,000	90,325
3.88%, 10/15/2031(b)	87,000	73,492
		163,817
Home Improvement Retail-0.24%
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)	117,000	115,129
Homebuilding-0.91%
LGI Homes, Inc., 4.00%, 07/15/2029(b)	202,000	173,021
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 02/15/2028	78,000	74,198
	Principal Amount	Value
Homebuilding-(continued)
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(b)	$80,000	$79,500
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	118,000	116,148
		442,867
Hotel & Resort REITs-0.61%
Service Properties Trust
4.50%, 03/15/2025	19,000	18,544
4.75%, 10/01/2026	150,000	139,326
4.95%, 02/15/2027	149,000	136,493
		294,363
Hotels, Resorts & Cruise Lines-1.01%
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(c)	256,000	236,407
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(b)	66,000	66,363
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	188,000	188,172
		490,942
Housewares & Specialties-1.19%
Newell Brands, Inc.
4.88%, 06/01/2025	100,000	98,197
5.20%, 04/01/2026	183,000	178,307
6.38%, 09/15/2027	70,000	68,973
6.63%, 09/15/2029	90,000	87,427
6.38%, 04/01/2036	162,000	144,330
		577,234
Independent Power Producers & Energy Traders-0.44%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	270,000	211,528
Industrial Conglomerates-1.10%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
6.25%, 05/15/2026	159,000	152,469
5.25%, 05/15/2027	206,000	185,484
4.38%, 02/01/2029(c)	230,000	192,419
		530,372
Industrial Machinery & Supplies & Components-0.51%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025(b)	57,000	55,918
TK Elevator U.S. Newco, Inc. (Germany), 5.25%, 07/15/2027(b)	200,000	193,077
		248,995
Insurance Brokers-0.16%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(b)	80,000	78,171
Integrated Telecommunication Services-2.24%
Altice France S.A. (France)
5.50%, 01/15/2028(b)	200,000	156,310
5.13%, 07/15/2029(b)	200,000	146,396
CommScope, Inc., 6.00%, 03/01/2026(b)	100,000	86,746
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	200,000	195,615
Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	53,000	45,713
Frontier North, Inc., Series G, 6.73%, 02/15/2028	154,000	147,923

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Integrated Telecommunication Services-(continued)
Level 3 Financing, Inc.
3.88%, 11/15/2029(b)	$160,000	$118,400
10.50%, 05/15/2030(b)	67,000	67,000
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)	140,000	122,844
		1,086,947
Interactive Media & Services-0.80%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	37,000	23,781
Millennium Escrow Corp., 6.63%, 08/01/2026(b)	72,000	46,153
Scripps Escrow II, Inc.
3.88%, 01/15/2029(b)	103,000	88,662
5.38%, 01/15/2031(b)(c)	270,000	205,424
TripAdvisor, Inc., 7.00%, 07/15/2025(b)	24,000	24,094
		388,114
Internet Services & Infrastructure-0.08%
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)	43,000	41,061
Investment Banking & Brokerage-0.30%
NFP Corp., 6.88%, 08/15/2028(b)	119,000	119,766
StoneX Group, Inc., 8.63%, 06/15/2025(b)	26,000	26,295
		146,061
IT Consulting & Other Services-0.47%
EquipmentShare.com, Inc., 9.00%, 05/15/2028(b)	180,000	182,871
Unisys Corp., 6.88%, 11/01/2027(b)	49,000	44,449
		227,320
Leisure Facilities-0.48%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)	48,000	47,936
Life Time, Inc., 5.75%, 01/15/2026(b)	116,000	114,763
Vail Resorts, Inc., 6.25%, 05/15/2025(b)	70,000	70,145
		232,844
Leisure Products-0.29%
Vista Outdoor, Inc., 4.50%, 03/15/2029(b)	142,000	138,575
Life & Health Insurance-0.29%
Genworth Holdings, Inc., 6.50%, 06/15/2034	155,000	142,215
Life Sciences Tools & Services-0.16%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)	75,000	76,318
Marine Transportation-0.47%
NCL Corp. Ltd., 5.88%, 03/15/2026(b)	161,000	157,087
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(b)	81,000	69,020
		226,107
Metal, Glass & Plastic Containers-1.55%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	200,000	197,947
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/2025(b)	200,000	195,706
4.13%, 08/15/2026(b)	200,000	179,819
	Principal Amount	Value
Metal, Glass & Plastic Containers-(continued)
Ball Corp.
5.25%, 07/01/2025	$60,000	$59,897
4.88%, 03/15/2026	73,000	72,156
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)	49,000	46,192
		751,717
Mortgage REITs-0.17%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	82,000	80,663
Movies & Entertainment-0.67%
Cinemark USA, Inc.
8.75%, 05/01/2025(b)	87,000	87,834
5.88%, 03/15/2026(b)	117,000	116,026
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(b)	60,000	45,681
Live Nation Entertainment, Inc., 6.50%, 05/15/2027(b)	75,000	75,831
		325,372
Multi-Utilities-0.36%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(e)	204,000	176,669
Office REITs-0.30%
Office Properties Income Trust
4.50%, 02/01/2025	124,000	107,590
2.65%, 06/15/2026, (Acquired 03/27/2023; Cost $42,995)(f)	57,000	35,670
		143,260
Office Services & Supplies-0.74%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	171,000	155,200
Pitney Bowes, Inc.
6.88%, 03/15/2027(b)	153,000	138,239
7.25%, 03/15/2029(b)	75,000	63,907
		357,346
Oil & Gas Drilling-1.60%
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	84,000	84,908
Nabors Industries, Inc.
7.38%, 05/15/2027(b)(c)	207,000	203,558
9.13%, 01/31/2030(b)	145,000	147,662
Rockies Express Pipeline LLC
3.60%, 05/15/2025(b)	118,000	114,597
7.50%, 07/15/2038(b)	62,000	62,520
6.88%, 04/15/2040(b)	104,000	103,140
Valaris Ltd., 8.38%, 04/30/2030(b)	56,000	57,457
		773,842
Oil & Gas Equipment & Services-0.57%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	184,000	185,102
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 04/01/2026	90,000	89,576
		274,678
Oil & Gas Exploration & Production-4.10%
Baytex Energy Corp. (Canada)
8.75%, 04/01/2027(b)	63,000	65,609
8.50%, 04/30/2030(b)	68,000	70,657
Civitas Resources, Inc., 8.75%, 07/01/2031(b)	68,000	72,376
CNX Resources Corp., 7.38%, 01/15/2031(b)	47,000	47,761

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Oil & Gas Exploration & Production-(continued)
Comstock Resources, Inc.
6.75%, 03/01/2029(b)	$122,000	$112,139
5.88%, 01/15/2030(b)	141,000	122,301
Crescent Energy Finance LLC
7.25%, 05/01/2026(b)	155,000	154,527
9.25%, 02/15/2028(b)	160,000	166,216
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	63,000	62,738
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)	63,000	62,573
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.25%, 11/01/2028(b)	185,000	184,463
5.75%, 02/01/2029(b)	55,000	53,164
6.00%, 04/15/2030(b)	75,000	72,884
6.00%, 02/01/2031(b)	58,000	55,900
6.25%, 04/15/2032(b)	108,000	103,764
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026(b)	57,000	56,834
10.50%, 05/15/2027(b)	46,000	47,371
Murphy Oil Corp., 5.88%, 12/01/2042	90,000	79,835
Southwestern Energy Co., 5.70%, 01/23/2025	88,000	87,532
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	39,000	38,666
Vital Energy, Inc., 10.13%, 01/15/2028	100,000	104,804
WPX Energy, Inc., 5.25%, 09/15/2024	161,000	161,403
		1,983,517
Oil & Gas Refining & Marketing-1.17%
CVR Energy, Inc., 5.25%, 02/15/2025(b)	105,000	104,953
EnLink Midstream Partners L.P.
4.15%, 06/01/2025	28,000	27,436
4.85%, 07/15/2026	118,000	115,312
NuStar Logistics L.P.
6.00%, 06/01/2026	70,000	69,893
5.63%, 04/28/2027	65,000	64,506
Parkland Corp. (Canada)
4.50%, 10/01/2029(b)	51,000	46,946
4.63%, 05/01/2030(b)	109,000	100,516
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028	36,000	35,211
		564,773
Oil & Gas Storage & Transportation-5.00%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(b)	54,000	54,563
Buckeye Partners L.P.
4.13%, 03/01/2025(b)	110,000	107,508
3.95%, 12/01/2026	71,000	67,417
EQM Midstream Partners L.P.
7.50%, 06/01/2027(b)	63,000	64,866
5.50%, 07/15/2028	62,000	61,484
7.50%, 06/01/2030(b)	37,000	39,710
4.75%, 01/15/2031(b)	77,000	71,841
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	50,000	49,722
ITT Holdings LLC, 6.50%, 08/01/2029(b)	92,000	80,563
New Fortress Energy, Inc.
6.75%, 09/15/2025(b)	202,000	199,730
6.50%, 09/30/2026(b)(c)	246,000	238,505
Northriver Midstream Finance L.P. (Canada), 5.63%, 02/15/2026(b)	73,000	71,200
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/2026(b)(g)	$239,000	$239,196
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
6.00%, 03/01/2027(b)	51,000	50,215
5.50%, 01/15/2028(b)	55,000	52,991
6.00%, 12/31/2030(b)	138,000	128,382
Venture Global LNG, Inc.
8.13%, 06/01/2028(b)	200,000	202,269
9.50%, 02/01/2029(b)	218,000	231,661
8.38%, 06/01/2031(b)(c)	223,000	225,337
9.88%, 02/01/2032(b)	176,000	185,196
		2,422,356
Other Specialized REITs-0.48%
Iron Mountain, Inc.
4.88%, 09/15/2027(b)	58,000	56,092
5.25%, 07/15/2030(b)	80,000	75,525
4.50%, 02/15/2031(b)	72,000	64,644
5.63%, 07/15/2032(b)	39,000	36,669
		232,930
Other Specialty Retail-1.53%
Bath & Body Works, Inc.
9.38%, 07/01/2025(b)	66,000	68,926
6.88%, 11/01/2035	106,000	105,826
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	111,000	107,104
Michaels Cos., Inc. (The), 5.25%, 05/01/2028(b)	82,000	64,487
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	250,000	233,752
Staples, Inc., 7.50%, 04/15/2026(b)	170,000	159,302
		739,397
Paper & Plastic Packaging Products & Materials-1.56%
Berry Global, Inc., 4.50%, 02/15/2026(b)	82,000	79,740
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	43,000	42,141
LABL, Inc., 6.75%, 07/15/2026(b)	184,000	179,175
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/2026(b)(c)	224,000	226,521
Sealed Air Corp.
6.13%, 02/01/2028(b)	45,000	45,200
5.00%, 04/15/2029(b)	81,000	77,767
6.88%, 07/15/2033(b)	101,000	105,488
		756,032
Paper Products-0.22%
Domtar Corp., 6.75%, 10/01/2028(b)	116,000	106,575
Passenger Airlines-1.85%
Air Canada (Canada), 3.88%, 08/15/2026(b)	58,000	55,225
Allegiant Travel Co., 7.25%, 08/15/2027(b)	135,000	132,083
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)(c)	180,000	178,178
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(b)	107,000	97,767
Delta Air Lines, Inc., 7.38%, 01/15/2026(c)	238,000	246,617

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Passenger Airlines-(continued)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/2026(b)	$102,000	$96,071
United Airlines, Inc., 4.38%, 04/15/2026(b)	94,000	90,762
		896,703
Passenger Ground Transportation-0.63%
Uber Technologies, Inc., 8.00%, 11/01/2026(b)	300,000	305,678
Personal Care Products-0.35%
Coty, Inc., 5.00%, 04/15/2026(b)	23,000	22,618
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	150,000	149,020
		171,638
Pharmaceuticals-2.32%
1375209 BC Ltd. (Canada), 9.00%, 01/30/2028(b)	79,000	76,701
AdaptHealth LLC
4.63%, 08/01/2029(b)	173,000	135,964
5.13%, 03/01/2030(b)	200,000	156,645
Bausch Health Cos., Inc., 5.50%, 11/01/2025(b)	137,000	126,040
Elanco Animal Health, Inc., 6.65%, 08/28/2028	61,000	62,067
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 06/30/2028(b)(h)(i)	36,000	2,385
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	199,000	155,690
Jazz Securities DAC, 4.38%, 01/15/2029(b)(c)	214,000	197,611
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)	200,000	183,164
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)	34,000	27,786
		1,124,053
Publishing-0.10%
Gannett Holdings LLC, 6.00%, 11/01/2026(b)	52,000	47,011
Real Estate Services-0.38%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(b)	133,000	120,531
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/2028(b)	66,000	65,140
		185,671
Regional Banks-0.19%
Verde Purchaser LLC, 10.50%, 11/30/2030(b)	87,000	89,948
Reinsurance-0.30%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(e)	165,000	147,032
Renewable Electricity-0.20%
Sunnova Energy Corp., 5.88%, 09/01/2026(b)	115,000	95,613
Research & Consulting Services-0.14%
CoreLogic, Inc., 4.50%, 05/01/2028(b)	79,000	70,097
Restaurants-0.69%
CEC Entertainment LLC, 6.75%, 05/01/2026(b)	282,000	280,422
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)	52,000	51,915
		332,337
	Principal Amount	Value
Retail REITs-0.63%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 05/15/2026(b)	$136,000	$131,442
4.50%, 04/01/2027(b)	83,000	73,574
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)	116,000	98,257
		303,273
Security & Alarm Services-0.82%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/2026(b)	258,000	255,009
CoreCivic, Inc., 4.75%, 10/15/2027	153,000	143,925
		398,934
Specialized Consumer Services-0.40%
Sotheby’s, 7.38%, 10/15/2027(b)	200,000	192,509
Specialty Chemicals-0.47%
Avient Corp., 5.75%, 05/15/2025(b)	149,000	148,575
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	90,000	79,432
		228,007
Steel-0.54%
Cleveland-Cliffs, Inc.
6.75%, 03/15/2026(b)	106,000	106,400
6.75%, 04/15/2030(b)	64,000	64,641
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	100,000	90,417
		261,458
Systems Software-0.76%
Gen Digital, Inc.
5.00%, 04/15/2025(b)	53,000	52,758
6.75%, 09/30/2027(b)	52,000	52,837
McAfee Corp., 7.38%, 02/15/2030(b)	129,000	117,041
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	171,000	146,280
		368,916
Technology Hardware, Storage & Peripherals-1.47%
Seagate HDD Cayman
4.88%, 06/01/2027	65,000	63,774
4.09%, 06/01/2029	100,000	92,252
4.13%, 01/15/2031	32,000	28,279
9.63%, 12/01/2032	123,000	141,408
Western Digital Corp., 4.75%, 02/15/2026	133,000	129,471
Xerox Corp., 6.75%, 12/15/2039	78,000	65,692
Xerox Holdings Corp.
5.00%, 08/15/2025(b)(c)	117,000	114,387
5.50%, 08/15/2028(b)	85,000	77,537
		712,800
Telecom Tower REITs-0.44%
SBA Communications Corp., 3.88%, 02/15/2027	222,000	212,006
Tires & Rubber-0.41%
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/2026	48,000	47,108
4.88%, 03/15/2027	100,000	96,553
5.00%, 07/15/2029	58,000	54,486
		198,147
Tobacco-0.20%
Vector Group Ltd., 5.75%, 02/01/2029(b)	106,000	97,863

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Trading Companies & Distributors-0.32%
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	$85,000	$80,470
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/2025(b)	74,000	73,975
		154,445
Transaction & Payment Processing Services-0.44%
Block, Inc., 2.75%, 06/01/2026	43,000	40,285
NCR Atleos Corp., 9.50%, 04/01/2029(b)	161,000	172,837
		213,122
Total U.S. Dollar Denominated Bonds & Notes (Cost $46,977,894)		46,991,722
U.S. Treasury Securities-0.22%
U.S. Treasury Bills-0.22%
4.79%–5.40%, 04/18/2024(j)(k) (Cost $104,913)	106,000	104,822
	Shares
Money Market Funds-0.74%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(l)(m) (Cost $358,994)	358,994	358,994
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.99% (Cost $47,441,801)		47,455,538
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.61%
Invesco Private Government Fund, 5.29%(l)(m)(n)	1,438,763	$1,438,763
Invesco Private Prime Fund, 5.52%(l)(m)(n)	3,697,089	3,699,677
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,138,315)		5,138,440
TOTAL INVESTMENTS IN SECURITIES-108.60% (Cost $52,580,116)		52,593,978
OTHER ASSETS LESS LIABILITIES-(8.60)%		(4,163,784)
NET ASSETS-100.00%		$48,430,194

Investment Abbreviations:
PIK	-Pay-in-Kind
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $36,293,230, which represented 74.94% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Restricted security. The value of this security at January 31, 2024 represented less than 1% of the Fund’s Net Assets.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	The borrower has filed for protection in federal bankruptcy court.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at January 31, 2024 represented less than 1% of the Fund’s Net Assets.
(j)	$104,822 was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$72,923	$2,630,803	$(2,344,732)	$-	$-	$358,994	$6,141
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2024
(Unaudited)
	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$797,268	$4,657,682	$(4,016,187)	$-	$-	$1,438,763	$14,003*
Invesco Private Prime Fund	2,050,708	8,592,068	(6,944,707)	82	1,526	3,699,677	38,417*
Total	$2,920,899	$15,880,553	$(13,305,626)	$82	$1,526	$5,497,434	$58,561

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	17	March-2024	$1,909,578	$50,729	$50,729
U.S. Treasury 10 Year Ultra Notes	3	March-2024	350,625	12,415	12,415
U.S. Treasury 5 Year Notes	16	March-2024	1,734,250	24,350	24,350
U.S. Treasury Ultra Bonds	1	March-2024	129,219	8,545	8,545
Subtotal—Long Futures Contracts				96,039	96,039
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	14	March-2024	(2,879,188)	(25,075)	(25,075)
Total Futures Contracts				$70,964	$70,964

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 39, Version 2	Sell	5.00%	Quarterly	12/20/2027	3.218%	USD 419,440	$1,468	$24,565	$23,097

(a)	Centrally cleared swap agreements collateralized by $70,955 cash held with the broker.
(b)	Implied credit spreads represent the current level, as of January 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Select ETF (HIYS)
January 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-94.43%
Advertising-1.01%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)(c)	$55,000	$51,841
Lamar Media Corp., 3.63%, 01/15/2031	57,000	50,175
		102,016
Aerospace & Defense-1.44%
TransDigm, Inc.
6.25%, 03/15/2026(b)	47,000	46,719
6.75%, 08/15/2028(b)	72,000	73,268
7.13%, 12/01/2031(b)	25,000	26,088
		146,075
Aluminum-0.93%
Novelis Corp., 3.25%, 11/15/2026(b)	101,000	94,671
Apparel Retail-0.56%
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)(c)	67,000	56,730
Application Software-0.50%
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	52,000	51,095
Automobile Manufacturers-2.08%
Allison Transmission, Inc.
4.75%, 10/01/2027(b)	5,000	4,814
3.75%, 01/30/2031(b)	235,000	205,703
		210,517
Automotive Parts & Equipment-2.05%
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	56,000	52,549
ZF North America Capital, Inc. (Germany), 6.88%, 04/14/2028(b)	150,000	154,631
		207,180
Automotive Retail-4.45%
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	165,000	152,247
LCM Investments Holdings II LLC
4.88%, 05/01/2029(b)	57,000	51,437
8.25%, 08/01/2031(b)	111,000	114,009
Lithia Motors, Inc.
4.63%, 12/15/2027(b)	31,000	29,723
3.88%, 06/01/2029(b)	115,000	103,318
		450,734
Broadcasting-0.20%
Gray Television, Inc.
7.00%, 05/15/2027(b)(c)	10,000	9,786
5.38%, 11/15/2031(b)(c)	7,000	5,485
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	7,000	5,415
		20,686
Broadline Retail-1.04%
Kohl’s Corp., 4.63%, 05/01/2031	34,000	27,237
Macy’s Retail Holdings LLC
5.88%, 03/15/2030(b)	54,000	51,253
4.50%, 12/15/2034	32,000	26,866
		105,356
Cable & Satellite-3.91%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/2026(b)	84,000	83,290
5.13%, 05/01/2027(b)	78,000	75,288
5.38%, 06/01/2029(b)	26,000	24,195
4.50%, 05/01/2032	24,000	20,037
CSC Holdings LLC, 5.38%, 02/01/2028(b)	200,000	172,056
	Principal Amount	Value
Cable & Satellite-(continued)
DISH DBS Corp.
5.25%, 12/01/2026(b)	$7,000	$5,526
5.75%, 12/01/2028(b)	15,000	10,119
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	6,000	5,415
		395,926
Casinos & Gaming-5.43%
International Game Technology PLC, 5.25%, 01/15/2029(b)	200,000	195,329
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	200,000	178,868
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)	7,000	5,255
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	170,916
		550,368
Commodity Chemicals-1.55%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	164,000	157,176
Construction & Engineering-1.00%
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027(b)	63,000	62,780
8.88%, 07/15/2028(b)	37,000	38,886
		101,666
Consumer Finance-1.27%
FirstCash, Inc., 5.63%, 01/01/2030(b)	80,000	76,322
Navient Corp.
5.00%, 03/15/2027	37,000	35,326
9.38%, 07/25/2030	16,000	16,700
		128,348
Diversified Banks-1.50%
Citigroup, Inc.
3.88%(d)(e)	45,000	41,577
7.38%(c)(d)(e)	10,000	10,193
JPMorgan Chase & Co., Series FF, 5.00%(d)(e)	101,000	100,125
		151,895
Diversified Financial Services-4.30%
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)(c)	111,000	101,585
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	200,000	180,722
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	25,000	25,211
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	51,000	50,643
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	82,000	77,137
		435,298
Diversified Metals & Mining-1.06%
Hudbay Minerals, Inc. (Canada)
4.50%, 04/01/2026(b)	22,000	21,341
6.13%, 04/01/2029(b)(c)	87,000	85,992
		107,333
Diversified Support Services-1.45%
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	144,000	147,070
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Select ETF (HIYS)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Drug Retail-0.50%
Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034	$56,000	$51,021
Electric Utilities-1.75%
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	49,000	52,042
Vistra Operations Co. LLC, 7.75%, 10/15/2031(b)	120,000	124,744
		176,786
Electrical Components & Equipment-0.96%
EnerSys
4.38%, 12/15/2027(b)	56,000	52,717
6.63%, 01/15/2032(b)	23,000	23,296
Sensata Technologies B.V., 5.00%, 10/01/2025(b)	21,000	20,922
		96,935
Electronic Components-0.30%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	35,000	30,422
Electronic Manufacturing Services-0.99%
EMRLD Borrower L.P./ Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	99,000	100,121
Environmental & Facilities Services-0.75%
GFL Environmental, Inc. (Canada), 6.75%, 01/15/2031(b)	74,000	75,778
Gold-0.49%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	50,000	49,801
Health Care Facilities-1.49%
Encompass Health Corp., 4.50%, 02/01/2028	56,000	53,541
Tenet Healthcare Corp., 4.88%, 01/01/2026	98,000	97,211
		150,752
Health Care REITs-0.75%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(f)	79,000	66,469
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	16,000	9,819
		76,288
Health Care Services-2.83%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)(c)	58,000	51,022
Community Health Systems, Inc., 4.75%, 02/15/2031(b)(c)	100,000	79,463
DaVita, Inc., 3.75%, 02/15/2031(b)	64,000	52,817
Select Medical Corp., 6.25%, 08/15/2026(b)	52,000	52,029
Star Parent, Inc., 9.00%, 10/01/2030(b)	49,000	51,585
		286,916
Health Care Supplies-0.99%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	111,000	100,597
Hotel & Resort REITs-2.49%
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	57,000	50,494
Service Properties Trust
5.50%, 12/15/2027	81,000	76,252
8.63%, 11/15/2031(b)	118,000	125,208
		251,954
Hotels, Resorts & Cruise Lines-3.19%
Carnival Corp.
6.00%, 05/01/2029(b)(c)	29,000	28,110
10.50%, 06/01/2030(b)	47,000	51,635
	Principal Amount	Value
Hotels, Resorts & Cruise Lines-(continued)
IRB Holding Corp., 7.00%, 06/15/2025(b)	$97,000	$96,495
Royal Caribbean Cruises Ltd., 8.25%, 01/15/2029(b)	138,000	146,492
		322,732
Household Products-0.50%
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	58,000	50,348
Independent Power Producers & Energy Traders-1.00%
Clearway Energy Operating LLC
4.75%, 03/15/2028(b)	52,000	49,554
3.75%, 02/15/2031(b)	29,000	25,164
Vistra Corp., Series C, 8.88%(b)(d)(e)	26,000	26,845
		101,563
Industrial Machinery & Supplies & Components-1.66%
Enpro, Inc., 5.75%, 10/15/2026	75,000	74,457
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada), 9.00%, 02/15/2029(b)	17,000	17,000
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	83,000	76,392
		167,849
Insurance Brokers-0.96%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	49,000	49,557
HUB International Ltd.
7.25%, 06/15/2030(b)	25,000	25,735
7.38%, 01/31/2032(b)	21,000	21,519
		96,811
Integrated Telecommunication Services-2.82%
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(b)	24,000	24,370
Iliad Holding S.A.S.U. (France), 6.50%, 10/15/2026(b)	200,000	196,187
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	50,000	14,500
Telecom Italia Capital S.A. (Italy), 6.38%, 11/15/2033	52,000	50,441
		285,498
Leisure Facilities-1.94%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	109,000	119,310
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	52,000	50,676
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	28,000	26,757
		196,743
Marine Transportation-2.48%
NCL Corp. Ltd.
5.88%, 02/15/2027(b)	102,000	100,561
8.13%, 01/15/2029(b)	48,000	50,418
Stena International S.A. (Sweden), 7.25%, 01/15/2031(b)	100,000	100,140
		251,119
Metal, Glass & Plastic Containers-0.97%
Ball Corp., 6.00%, 06/15/2029(c)	48,000	48,480
OI European Group B.V., 4.75%, 02/15/2030(b)	54,000	50,032
		98,512
Movies & Entertainment-0.05%
Cinemark USA, Inc., 5.25%, 07/15/2028(b)	5,000	4,616

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Select ETF (HIYS)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Office REITs-0.53%
Office Properties Income Trust, 4.25%, 05/15/2024(c)	$55,000	$54,122
Oil & Gas Drilling-2.72%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	81,000	77,237
Rockies Express Pipeline LLC
4.95%, 07/15/2029(b)	52,000	49,757
6.88%, 04/15/2040(b)	27,000	26,777
Transocean, Inc., 8.75%, 02/15/2030(b)	45,600	47,288
Valaris Ltd., 8.38%, 04/30/2030(b)	73,000	74,899
		275,958
Oil & Gas Equipment & Services-0.51%
Oceaneering International, Inc., 6.00%, 02/01/2028	53,000	51,818
Oil & Gas Exploration & Production-5.21%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	146,000	144,832
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.00%, 04/15/2030(b)	14,000	13,605
6.00%, 02/01/2031(b)	64,000	61,683
8.38%, 11/01/2033(b)	26,000	27,962
Moss Creek Resources Holdings, Inc., 10.50%, 05/15/2027(b)	50,000	51,490
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(b)	48,000	49,260
SM Energy Co., 6.63%, 01/15/2027	74,000	73,715
Southwestern Energy Co., 4.75%, 02/01/2032	56,000	51,913
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	51,000	52,749
		527,209
Oil & Gas Refining & Marketing-1.03%
CVR Energy, Inc., 8.50%, 01/15/2029(b)	52,000	52,108
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(b)	50,000	51,823
		103,931
Oil & Gas Storage & Transportation-4.76%
Genesis Energy L.P./Genesis Energy Finance Corp., 7.75%, 02/01/2028	74,000	74,250
New Fortress Energy, Inc.
6.75%, 09/15/2025(b)	52,000	51,416
6.50%, 09/30/2026(b)	54,000	52,355
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029(b)	25,000	25,144
8.38%, 02/15/2032(b)	27,000	27,216
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/2026(b)	51,000	51,042
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	76,000	75,872
Venture Global LNG, Inc.
8.13%, 06/01/2028(b)	49,000	49,556
9.50%, 02/01/2029(b)	51,000	54,196
9.88%, 02/01/2032(b)	20,000	21,045
		482,092
Other Specialty Retail-1.01%
Bath & Body Works, Inc., 6.88%, 11/01/2035	102,000	101,832
	Principal Amount		Value
Paper & Plastic Packaging Products & Materials-1.25%
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)		$51,000	$50,799
Sealed Air Corp.
7.25%, 02/15/2031(b)		48,000	50,241
6.88%, 07/15/2033(b)		24,000	25,067
			126,107
Passenger Airlines-0.99%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)		102,000	100,270
Real Estate Services-0.49%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)		48,000	50,133
Research & Consulting Services-0.51%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)(c)		56,000	52,104
Restaurants-2.14%
1011778 BC ULC/New Red Finance, Inc. (Canada), 3.50%, 02/15/2029(b)(c)		114,000	104,411
Yum! Brands, Inc., 5.38%, 04/01/2032(c)		115,000	111,940
			216,351
Retail REITs-0.51%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)(c)		53,000	51,742
Single-Family Residential REITs-0.12%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)		12,000	11,835
Specialized Consumer Services-1.00%
Carriage Services, Inc., 4.25%, 05/15/2029(b)		117,000	101,586
Steel-0.99%
Cleveland-Cliffs, Inc.
6.75%, 04/15/2030(b)		74,000	74,741
6.25%, 10/01/2040		29,000	25,571
			100,312
Systems Software-1.48%
Camelot Finance S.A., 4.50%, 11/01/2026(b)		103,000	99,401
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029		57,000	50,990
			150,391
Telecom Tower REITs-1.00%
SBA Communications Corp., 3.13%, 02/01/2029		114,000	101,696
Trading Companies & Distributors-1.52%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/2028(b)		103,000	99,902
7.88%, 12/01/2030(b)		51,000	53,839
			153,741
Wireless Telecommunication Services-1.07%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(d)		124,000	107,866
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,294,998)			9,564,398
Non-U.S. Dollar Denominated Bonds & Notes-2.02%(g)
Casinos & Gaming-1.04%
Allwyn International A.S. (Czech Republic), 3.88%, 02/15/2027(b)	EUR	100,000	105,396

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Select ETF (HIYS)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount		Value
Wireless Telecommunication Services-0.98%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(b)	EUR	100,000	$98,989
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $194,694)			204,385
	Shares
Preferred Stocks-0.48%
Diversified Banks-0.48%
Bank of America Corp., Series Z, Pfd., 6.50%(c)(d) (Cost $47,833)		48,000	48,209
Money Market Funds-0.59%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(h)(i) (Cost $59,906)		59,906	59,906
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.52% (Cost $9,597,431)			9,876,898
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.30%
Invesco Private Government Fund, 5.29%(h)(i)(j)	293,604	$293,604
Invesco Private Prime Fund, 5.52%(h)(i)(j)	749,389	749,914
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,043,508)		1,043,518
TOTAL INVESTMENTS IN SECURITIES-107.82% (Cost $10,640,939)		10,920,416
OTHER ASSETS LESS LIABILITIES-(7.82)%		(792,159)
NET ASSETS-100.00%		$10,128,257

Investment Abbreviations:
EUR	-Euro
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $8,173,612, which represented 80.70% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(h)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$142,401	$1,798,256	$(1,880,751)	$-	$-	$59,906	$2,329
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	199,263	907,371	(813,030)	-	-	293,604	2,813*
Invesco Private Prime Fund	391,390	1,837,480	(1,479,261)	4	301	749,914	7,379*
Total	$733,054	$4,543,107	$(4,173,042)	$4	$301	$1,103,424	$12,521

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Select ETF (HIYS)—(continued)
January 31, 2024
(Unaudited)
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to					Unrealized Appreciation (Depreciation)
		Deliver			Receive
Currency Risk
2/15/2024	Bank of America, N.A.	USD	23,058	EUR	21,000	$(232)
2/15/2024	Barclays Capital, Inc.	EUR	506,000	USD	542,900	(7,100)
2/15/2024	Canadian Imperial Bank of Commerce	USD	80,000	EUR	71,843	(1,909)
2/15/2024	Citibank, N.A.	EUR	18,000	USD	19,491	(74)
2/15/2024	Morgan Stanley Capital Services LLC	USD	180,247	EUR	164,000	(1,986)
2/15/2024	RBC Capital Markets, LLC	USD	8,770	EUR	8,000	(74)
Total Forward Foreign Currency Contracts							$(11,375)

Abbreviations:
EUR	-Euro
USD	-U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Downside Hedged ETF (PHDG)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-94.32%
Communication Services-8.35%
Alphabet, Inc., Class A(b)	16,184	$2,267,378
Alphabet, Inc., Class C(b)	13,620	1,931,316
AT&T, Inc.	19,553	345,893
Charter Communications, Inc., Class A(b)	275	101,945
Comcast Corp., Class A	10,982	511,102
Electronic Arts, Inc.	669	92,041
Fox Corp., Class A	680	21,964
Fox Corp., Class B	363	10,894
Interpublic Group of Cos., Inc. (The)(c)	1,053	34,739
Live Nation Entertainment, Inc.(b)	358	31,808
Match Group, Inc.(b)	748	28,708
Meta Platforms, Inc., Class A(b)	6,069	2,367,760
Netflix, Inc.(b)	1,197	675,240
News Corp., Class A	1,047	25,798
News Corp., Class B(c)	316	8,080
Omnicom Group, Inc.	540	48,805
Paramount Global, Class B(c)	1,327	19,361
Take-Two Interactive Software, Inc.(b)	432	71,250
T-Mobile US, Inc.	1,391	224,271
Verizon Communications, Inc.	11,497	486,898
Walt Disney Co. (The)	5,004	480,634
Warner Bros. Discovery, Inc.(b)	6,069	60,811
		9,846,696
Consumer Discretionary-9.72%
Airbnb, Inc., Class A(b)	1,189	171,382
Amazon.com, Inc.(b)	24,870	3,859,824
Aptiv PLC(b)	773	62,868
AutoZone, Inc.(b)	49	135,344
Bath & Body Works, Inc.	625	26,663
Best Buy Co., Inc.	528	38,275
Booking Holdings, Inc.(b)	95	333,210
BorgWarner, Inc.	647	21,933
Caesars Entertainment, Inc.(b)	593	26,015
CarMax, Inc.(b)(c)	437	31,106
Carnival Corp.(b)	2,756	45,694
Chipotle Mexican Grill, Inc.(b)	74	178,249
D.R. Horton, Inc.	824	117,758
Darden Restaurants, Inc.	329	53,489
Domino’s Pizza, Inc.	95	40,491
eBay, Inc.	1,419	58,278
Etsy, Inc.(b)(c)	330	21,965
Expedia Group, Inc.(b)	365	54,140
Ford Motor Co.	10,752	126,013
Garmin Ltd.	418	49,947
General Motors Co.	3,745	145,306
Genuine Parts Co.	383	53,708
Hasbro, Inc.	359	17,573
Hilton Worldwide Holdings, Inc.	701	133,863
Home Depot, Inc. (The)	2,735	965,346
Las Vegas Sands Corp.	1,009	49,360
Lennar Corp., Class A	685	102,647
LKQ Corp.	675	31,502
Lowe’s Cos., Inc.	1,579	336,074
lululemon athletica, inc.(b)	315	142,953
Marriott International, Inc., Class A	675	161,818
McDonald’s Corp.	1,984	580,757
MGM Resorts International	752	32,614
Mohawk Industries, Inc.(b)	145	15,116
NIKE, Inc., Class B	3,347	339,821
Norwegian Cruise Line Holdings Ltd.(b)(c)	1,170	20,826
NVR, Inc.(b)	9	63,678
	Shares	Value
Consumer Discretionary-(continued)
O’Reilly Automotive, Inc.(b)	162	$165,734
Pool Corp.	106	39,353
PulteGroup, Inc.	590	61,690
Ralph Lauren Corp.	109	15,660
Ross Stores, Inc.	926	129,899
Royal Caribbean Cruises Ltd.(b)	645	82,238
Starbucks Corp.	3,124	290,626
Tapestry, Inc.	631	24,477
Tesla, Inc.(b)	7,563	1,416,474
TJX Cos., Inc. (The)	3,128	296,878
Tractor Supply Co.(c)	295	66,257
Ulta Beauty, Inc.(b)	135	67,777
V.F. Corp.	909	14,962
Whirlpool Corp.	151	16,538
Wynn Resorts Ltd.	264	24,930
Yum! Brands, Inc.	766	99,189
		11,458,288
Consumer Staples-5.80%
Altria Group, Inc.	4,836	194,020
Archer-Daniels-Midland Co.	1,460	81,147
Brown-Forman Corp., Class B(c)	503	27,615
Bunge Global S.A.	397	34,972
Campbell Soup Co.	540	24,100
Church & Dwight Co., Inc.	674	67,299
Clorox Co. (The)	339	49,240
Coca-Cola Co. (The)	10,641	633,033
Colgate-Palmolive Co.	2,251	189,534
Conagra Brands, Inc.	1,307	38,099
Constellation Brands, Inc., Class A	442	108,325
Costco Wholesale Corp.	1,211	841,500
Dollar General Corp.	600	79,242
Dollar Tree, Inc.(b)(c)	572	74,715
Estee Lauder Cos., Inc. (The), Class A(c)	635	83,814
General Mills, Inc.	1,590	103,207
Hershey Co. (The)	410	79,351
Hormel Foods Corp.(c)	797	24,205
J. M. Smucker Co. (The)	290	38,150
Kellanova	722	39,537
Kenvue, Inc.	4,714	97,863
Keurig Dr Pepper, Inc.	2,753	86,554
Kimberly-Clark Corp.	924	111,776
Kraft Heinz Co. (The)	2,180	80,943
Kroger Co. (The)	1,810	83,513
Lamb Weston Holdings, Inc.	396	40,566
McCormick & Co., Inc.	687	46,826
Molson Coors Beverage Co., Class B	509	31,451
Mondelez International, Inc., Class A	3,721	280,080
Monster Beverage Corp.(b)	2,020	111,140
PepsiCo, Inc.	3,760	633,673
Philip Morris International, Inc.	4,246	385,749
Procter & Gamble Co. (The)	6,446	1,012,924
Sysco Corp.	1,379	111,602
Target Corp.	1,262	175,519
Tyson Foods, Inc., Class A	781	42,768
Walgreens Boots Alliance, Inc.(c)	1,961	44,260
Walmart, Inc.	3,901	644,640
		6,832,952
Energy-3.59%
APA Corp.	844	26,443
Baker Hughes Co., Class A	2,751	78,404
Chevron Corp.	4,800	707,664
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Energy-(continued)
ConocoPhillips	3,248	$363,354
Coterra Energy, Inc.	2,057	51,178
Devon Energy Corp.	1,751	73,577
Diamondback Energy, Inc.	489	75,179
EOG Resources, Inc.	1,595	181,495
EQT Corp.	1,124	39,790
Exxon Mobil Corp.	10,954	1,126,181
Halliburton Co.	2,448	87,271
Hess Corp.	757	106,381
Kinder Morgan, Inc.	5,288	89,473
Marathon Oil Corp.	1,477	33,749
Marathon Petroleum Corp.	1,038	171,893
Occidental Petroleum Corp.	1,806	103,971
ONEOK, Inc.	1,593	108,722
Phillips 66	1,203	173,605
Pioneer Natural Resources Co.	639	146,861
Schlumberger N.V.	3,906	190,222
Targa Resources Corp.	609	51,741
Valero Energy Corp.	930	129,177
Williams Cos., Inc. (The)	3,328	115,348
		4,231,679
Financials-12.39%
Aflac, Inc.	1,454	122,630
Allstate Corp. (The)	716	111,159
American Express Co.	1,574	315,965
American International Group, Inc.	1,919	133,390
Ameriprise Financial, Inc.	276	106,765
Aon PLC, Class A	548	163,540
Arch Capital Group Ltd.(b)	1,021	84,161
Arthur J. Gallagher & Co.(c)	591	137,207
Assurant, Inc.	144	24,185
Bank of America Corp.	18,829	640,374
Bank of New York Mellon Corp. (The)	2,103	116,632
Berkshire Hathaway, Inc., Class B(b)	4,975	1,909,106
BlackRock, Inc.	382	295,786
Blackstone, Inc., Class A	1,942	241,682
Brown & Brown, Inc.	646	50,104
Capital One Financial Corp.	1,040	140,733
Cboe Global Markets, Inc.	289	53,133
Charles Schwab Corp. (The)	4,070	256,084
Chubb Ltd.	1,116	273,420
Cincinnati Financial Corp.	429	47,533
Citigroup, Inc.	5,234	293,994
Citizens Financial Group, Inc.	1,274	41,660
CME Group, Inc., Class A	984	202,547
Comerica, Inc.	363	19,087
Discover Financial Services	683	72,070
Everest Group Ltd.	118	45,426
FactSet Research Systems, Inc.	104	49,496
Fidelity National Information Services, Inc.	1,620	100,861
Fifth Third Bancorp	1,861	63,721
Fiserv, Inc.(b)	1,641	232,809
FLEETCOR Technologies, Inc.(b)	198	57,406
Franklin Resources, Inc.	775	20,638
Global Payments, Inc.	713	94,993
Globe Life, Inc.	236	28,986
Goldman Sachs Group, Inc. (The)	892	342,537
Hartford Financial Services Group, Inc. (The)	822	71,481
Huntington Bancshares, Inc.	3,961	50,424
Intercontinental Exchange, Inc.	1,566	199,399
Invesco Ltd.(d)	1,237	19,582
Jack Henry & Associates, Inc.	183	30,347
	Shares	Value
Financials-(continued)
JPMorgan Chase & Co.	7,906	$1,378,490
KeyCorp	2,363	34,334
Loews Corp.	461	33,588
M&T Bank Corp.	453	62,559
MarketAxess Holdings, Inc.	104	23,453
Marsh & McLennan Cos., Inc.	1,349	261,490
Mastercard, Inc., Class A	2,264	1,017,057
MetLife, Inc.	1,701	117,913
Moody’s Corp.	430	168,577
Morgan Stanley	3,456	301,501
MSCI, Inc.	216	129,302
Nasdaq, Inc.	930	53,726
Northern Trust Corp.	567	45,156
PayPal Holdings, Inc.(b)	2,949	180,921
PNC Financial Services Group, Inc. (The)	1,090	164,819
Principal Financial Group, Inc.	600	47,460
Progressive Corp. (The)	1,599	285,022
Prudential Financial, Inc.	987	103,566
Raymond James Financial, Inc.	514	56,633
Regions Financial Corp.	2,544	47,496
S&P Global, Inc.	885	396,790
State Street Corp.	843	62,272
Synchrony Financial	1,131	43,962
T. Rowe Price Group, Inc.	610	66,155
Travelers Cos., Inc. (The)	624	131,889
Truist Financial Corp.	3,647	135,158
U.S. Bancorp	4,258	176,877
Visa, Inc., Class A	4,359	1,191,140
W.R. Berkley Corp.	558	45,689
Wells Fargo & Co.	9,930	498,287
Willis Towers Watson PLC	283	69,703
Zions Bancorporation N.A.	408	17,095
		14,609,133
Health Care-12.05%
Abbott Laboratories	4,746	537,010
AbbVie, Inc.	4,829	793,888
Agilent Technologies, Inc.	800	104,080
Align Technology, Inc.(b)	194	51,860
Amgen, Inc.	1,464	460,077
Baxter International, Inc.	1,388	53,702
Becton, Dickinson and Co.	794	189,615
Biogen, Inc.(b)	396	97,677
Bio-Rad Laboratories, Inc., Class A(b)(c)	58	18,612
Bio-Techne Corp.	435	30,589
Boston Scientific Corp.(b)	4,004	253,293
Bristol-Myers Squibb Co.	5,565	271,962
Cardinal Health, Inc.	674	73,594
Catalent, Inc.(b)	496	25,613
Cencora, Inc.(c)	455	105,869
Centene Corp.(b)	1,461	110,028
Charles River Laboratories International, Inc.(b)	141	30,495
Cigna Group (The)	800	240,760
Cooper Cos., Inc. (The)	136	50,732
CVS Health Corp.	3,512	261,187
Danaher Corp.	1,798	431,358
DaVita, Inc.(b)	148	16,008
DENTSPLY SIRONA, Inc.	583	20,259
DexCom, Inc.(b)	1,057	128,267
Edwards Lifesciences Corp.(b)	1,659	130,182
Elevance Health, Inc.	643	317,282
Eli Lilly and Co.	2,180	1,407,430
GE HealthCare Technologies, Inc.	1,071	78,569

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
Gilead Sciences, Inc.	3,407	$266,632
HCA Healthcare, Inc.	542	165,256
Henry Schein, Inc.(b)	359	26,868
Hologic, Inc.(b)	670	49,875
Humana, Inc.	336	127,028
IDEXX Laboratories, Inc.(b)	227	116,923
Illumina, Inc.(b)	434	62,066
Incyte Corp.(b)	512	30,090
Insulet Corp.(b)	191	36,456
Intuitive Surgical, Inc.(b)	962	363,848
IQVIA Holdings, Inc.(b)(c)	501	104,323
Johnson & Johnson	6,584	1,046,198
Laboratory Corp. of America Holdings(c)	231	51,351
McKesson Corp.	364	181,960
Medtronic PLC	3,639	318,558
Merck & Co., Inc.(c)	6,929	836,885
Mettler-Toledo International, Inc.(b)	59	70,634
Moderna, Inc.(b)	907	91,652
Molina Healthcare, Inc.(b)	159	56,674
Pfizer, Inc.	15,442	418,169
Quest Diagnostics, Inc.	307	39,428
Regeneron Pharmaceuticals, Inc.(b)	294	277,177
ResMed, Inc.	403	76,651
Revvity, Inc.	311	33,333
STERIS PLC	271	59,335
Stryker Corp.	925	310,319
Teleflex, Inc.	130	31,568
Thermo Fisher Scientific, Inc.	1,057	569,702
UnitedHealth Group, Inc.	2,528	1,293,679
Universal Health Services, Inc., Class B	168	26,680
Vertex Pharmaceuticals, Inc.(b)	705	305,533
Viatris, Inc.	3,281	38,617
Waters Corp.(b)	162	51,469
West Pharmaceutical Services, Inc.	203	75,725
Zimmer Biomet Holdings, Inc.	572	71,843
Zoetis, Inc.	1,255	235,702
		14,208,205
Industrials-8.10%
3M Co.	1,510	142,469
A.O. Smith Corp.	337	26,155
Allegion PLC	242	29,981
American Airlines Group, Inc.(b)(c)	1,798	25,586
AMETEK, Inc.	631	102,254
Automatic Data Processing, Inc.(c)	1,124	276,257
Axon Enterprise, Inc.(b)	193	48,069
Boeing Co. (The)(b)	1,555	328,167
Broadridge Financial Solutions, Inc.	322	65,752
Builders FirstSource, Inc.(b)	337	58,547
C.H. Robinson Worldwide, Inc.	321	26,993
Carrier Global Corp.	2,295	125,559
Caterpillar, Inc.	1,395	418,932
Cintas Corp.	237	143,283
Copart, Inc.(b)	2,390	114,816
CSX Corp.	5,404	192,923
Cummins, Inc.	388	92,848
Dayforce, Inc.(b)(c)	429	29,824
Deere & Co.	733	288,494
Delta Air Lines, Inc.	1,760	68,886
Dover Corp.	383	57,366
Eaton Corp. PLC	1,092	268,719
Emerson Electric Co.	1,559	143,007
Equifax, Inc.	337	82,343
	Shares	Value
Industrials-(continued)
Expeditors International of Washington, Inc.	397	$50,153
Fastenal Co.	1,562	106,575
FedEx Corp.	632	152,495
Fortive Corp.	961	75,131
Generac Holdings, Inc.(b)	169	19,210
General Dynamics Corp.	619	164,029
General Electric Co.	2,976	394,082
Honeywell International, Inc.	1,803	364,675
Howmet Aerospace, Inc.	1,070	60,198
Hubbell, Inc.	146	48,993
Huntington Ingalls Industries, Inc.	109	28,222
IDEX Corp.	206	43,569
Illinois Tool Works, Inc.	749	195,414
Ingersoll Rand, Inc.	1,107	88,405
J.B. Hunt Transport Services, Inc.	223	44,819
Jacobs Solutions, Inc.	344	46,361
Johnson Controls International PLC	1,860	98,003
L3Harris Technologies, Inc.	519	108,170
Leidos Holdings, Inc.	376	41,537
Lockheed Martin Corp.	605	259,793
Masco Corp.(c)	614	41,316
Nordson Corp.	148	37,255
Norfolk Southern Corp.	618	145,378
Northrop Grumman Corp.	388	173,343
Old Dominion Freight Line, Inc.	245	95,800
Otis Worldwide Corp.	1,118	98,876
PACCAR, Inc.	1,430	143,558
Parker-Hannifin Corp.	350	162,575
Paychex, Inc.	880	107,122
Paycom Software, Inc.	135	25,682
Pentair PLC	454	33,219
Quanta Services, Inc.	397	77,038
Republic Services, Inc.	560	95,827
Robert Half, Inc.	292	23,226
Rockwell Automation, Inc.	313	79,277
Rollins, Inc.	708	30,663
RTX Corp.	3,932	358,284
Snap-on, Inc.	144	41,750
Southwest Airlines Co.(c)	1,630	48,721
Stanley Black & Decker, Inc.	418	38,999
Textron, Inc.	536	45,405
Trane Technologies PLC	624	157,279
TransDigm Group, Inc.	151	164,995
Uber Technologies, Inc.(b)	5,628	367,340
Union Pacific Corp.	1,667	406,631
United Airlines Holdings, Inc.(b)	828	34,263
United Parcel Service, Inc., Class B	1,977	280,536
United Rentals, Inc.	185	115,699
Veralto Corp.(c)	599	45,937
Verisk Analytics, Inc.	396	95,646
W.W. Grainger, Inc.	121	108,372
Wabtec Corp.	489	64,338
Waste Management, Inc.	1,002	186,001
Xylem, Inc.	659	74,098
		9,551,513
Information Technology-27.83%
Accenture PLC, Class A	1,716	624,418
Adobe, Inc.(b)	1,245	769,136
Advanced Micro Devices, Inc.(b)	4,418	740,854
Akamai Technologies, Inc.(b)	412	50,771
Amphenol Corp., Class A	1,636	165,400
Analog Devices, Inc.	1,363	262,187

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
ANSYS, Inc.(b)	238	$78,024
Apple, Inc.	39,964	7,369,362
Applied Materials, Inc.	2,288	375,918
Arista Networks, Inc.(b)	689	178,231
Autodesk, Inc.(b)	584	148,225
Broadcom, Inc.	1,200	1,416,000
Cadence Design Systems, Inc.(b)	743	214,326
CDW Corp.	367	83,206
Cisco Systems, Inc.	11,077	555,844
Cognizant Technology Solutions Corp., Class A	1,371	105,732
Corning, Inc.	2,099	68,197
Enphase Energy, Inc.(b)	372	38,736
EPAM Systems, Inc.(b)	158	43,941
F5, Inc.(b)	164	30,127
Fair Isaac Corp.(b)	68	81,520
First Solar, Inc.(b)	293	42,866
Fortinet, Inc.(b)	1,742	112,342
Gartner, Inc.(b)	214	97,892
Gen Digital, Inc.	1,423	33,412
Hewlett Packard Enterprise Co.	3,508	53,637
HP, Inc.	2,378	68,272
Intel Corp.	11,530	496,712
International Business Machines Corp.	2,497	458,599
Intuit, Inc.	766	483,599
Jabil, Inc.	350	43,852
Juniper Networks, Inc.	877	32,414
Keysight Technologies, Inc.(b)	486	74,484
KLA Corp.	372	220,983
Lam Research Corp.	361	297,886
Microchip Technology, Inc.	1,479	125,981
Micron Technology, Inc.	3,002	257,421
Microsoft Corp.	20,310	8,074,850
Monolithic Power Systems, Inc.	131	78,956
Motorola Solutions, Inc.	453	144,734
NetApp, Inc.	571	49,791
NVIDIA Corp.	6,756	4,156,764
NXP Semiconductors N.V. (China)	705	148,452
ON Semiconductor Corp.(b)	1,178	83,791
Oracle Corp.	4,345	485,336
Palo Alto Networks, Inc.(b)	850	287,733
PTC, Inc.(b)	325	58,711
Qorvo, Inc.(b)	268	26,730
QUALCOMM, Inc.	3,044	452,064
Roper Technologies, Inc.	293	157,341
Salesforce, Inc.(b)	2,662	748,262
Seagate Technology Holdings PLC	532	45,582
ServiceNow, Inc.(b)	561	429,389
Skyworks Solutions, Inc.	437	45,649
Synopsys, Inc.(b)	416	221,874
TE Connectivity Ltd.	850	120,862
Teledyne Technologies, Inc.(b)	129	53,983
Teradyne, Inc.	417	40,278
Texas Instruments, Inc.	2,484	397,738
Trimble, Inc.(b)	628	31,940
Tyler Technologies, Inc.(b)	116	49,039
VeriSign, Inc.(b)	243	48,328
Western Digital Corp.(b)	886	50,724
Zebra Technologies Corp., Class A(b)(c)	129	30,902
		32,820,310
Materials-2.15%
Air Products and Chemicals, Inc.	607	155,216
Albemarle Corp.(c)	321	36,832
	Shares	Value
Materials-(continued)
Amcor PLC	3,952	$37,267
Avery Dennison Corp.	219	43,680
Ball Corp.	861	47,742
Celanese Corp.(c)	274	40,083
CF Industries Holdings, Inc.	523	39,492
Corteva, Inc.	1,928	87,685
Dow, Inc.	1,918	102,805
DuPont de Nemours, Inc.	1,176	72,677
Eastman Chemical Co.	326	27,237
Ecolab, Inc.	694	137,565
FMC Corp.	343	19,277
Freeport-McMoRan, Inc.	3,921	155,624
International Flavors & Fragrances, Inc.	698	56,315
International Paper Co.	873	31,280
Linde PLC	1,326	536,805
LyondellBasell Industries N.V., Class A	701	65,978
Martin Marietta Materials, Inc.	169	85,923
Mosaic Co. (The)	899	27,608
Newmont Corp.	3,151	108,741
Nucor Corp.	672	125,617
Packaging Corp. of America	246	40,806
PPG Industries, Inc.	645	90,971
Sherwin-Williams Co. (The)	644	196,021
Steel Dynamics, Inc.	416	50,207
Vulcan Materials Co.	364	82,268
WestRock Co.	705	28,383
		2,530,105
Real Estate-2.24%
Alexandria Real Estate Equities, Inc.(c)	428	51,745
American Tower Corp.	1,274	249,258
AvalonBay Communities, Inc.	389	69,635
Boston Properties, Inc.	397	26,400
Camden Property Trust	294	27,589
CBRE Group, Inc., Class A(b)	834	71,983
CoStar Group, Inc.(b)	1,117	93,247
Crown Castle, Inc.	1,187	128,493
Digital Realty Trust, Inc.	828	116,301
Equinix, Inc.	257	213,251
Equity Residential	945	56,880
Essex Property Trust, Inc.	176	41,056
Extra Space Storage, Inc.	578	83,486
Federal Realty Investment Trust	202	20,549
Healthpeak Properties, Inc.	1,505	27,842
Host Hotels & Resorts, Inc.	1,929	37,075
Invitation Homes, Inc.(c)	1,573	51,799
Iron Mountain, Inc.	799	53,948
Kimco Realty Corp.	1,819	36,744
Mid-America Apartment Communities, Inc.	319	40,315
Prologis, Inc.	2,526	320,019
Public Storage	432	122,338
Realty Income Corp.	2,271	123,520
Regency Centers Corp.(c)	452	28,327
SBA Communications Corp., Class A	295	66,039
Simon Property Group, Inc.	892	123,640
UDR, Inc.	833	30,005
Ventas, Inc.	1,100	51,029
VICI Properties, Inc.	2,829	85,209
Welltower, Inc.	1,513	130,890
Weyerhaeuser Co.	1,996	65,409
		2,644,021

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Utilities-2.10%
AES Corp. (The)	1,842	$30,724
Alliant Energy Corp.	644	31,337
Ameren Corp.(c)	719	50,021
American Electric Power Co., Inc.	1,438	112,365
American Water Works Co., Inc.	532	65,979
Atmos Energy Corp.	406	46,260
CenterPoint Energy, Inc.	1,727	48,252
CMS Energy Corp.	798	45,614
Consolidated Edison, Inc.	944	85,809
Constellation Energy Corp.	873	106,506
Dominion Energy, Inc.(c)	2,289	104,653
DTE Energy Co.	564	59,457
Duke Energy Corp.	2,107	201,914
Edison International	1,048	70,719
Entergy Corp.	579	57,761
Evergy, Inc.	632	32,087
Eversource Energy	955	51,780
Exelon Corp.	2,722	94,753
FirstEnergy Corp.	1,413	51,829
NextEra Energy, Inc.	5,611	328,973
NiSource, Inc.	1,137	29,528
NRG Energy, Inc.	621	32,938
PG&E Corp.	5,834	98,419
Pinnacle West Capital Corp.	312	21,497
PPL Corp.	2,016	52,819
Public Service Enterprise Group, Inc.	1,363	79,040
Sempra	1,721	123,155
Southern Co. (The)	2,984	207,448
WEC Energy Group, Inc.	862	69,615
Xcel Energy, Inc.	1,509	90,344
		2,481,596
Total Common Stocks & Other Equity Interests (Cost $109,059,750)		111,214,498
	Shares	Value
Money Market Funds-4.20%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 5.22%(d)(e) (Cost $4,950,856)	4,950,856	$4,950,856
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.52% (Cost $114,010,606)		116,165,354
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.27%
Invesco Private Government Fund, 5.29%(d)(e)(f)	421,175	421,175
Invesco Private Prime Fund, 5.52%(d)(e)(f)	1,082,265	1,083,023
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,504,198)		1,504,198
TOTAL INVESTMENTS IN SECURITIES-99.79% (Cost $115,514,804)		117,669,552
OTHER ASSETS LESS LIABILITIES-0.21%		242,870
NET ASSETS-100.00%		$117,912,422

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Invesco Ltd.	$18,832	$21,977	$(25,730)	$(2,487)	$6,990	$19,582	$263
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	10,129,502	151,808,285	(156,986,931)	-	-	4,950,856	198,767
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2024
(Unaudited)
	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,195,929	$6,453,581	$(7,228,335)	$-	$-	$421,175	$13,574*
Invesco Private Prime Fund	3,075,244	12,122,906	(14,116,999)	1	1,871	1,083,023	38,364*
Total	$14,419,507	$170,406,749	$(178,357,995)	$(2,486)	$8,861	$6,474,636	$250,968

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CBOE Volatility Index	86	February-2024	$1,279,121	$23,313	$23,313
CBOE Volatility Index	106	March-2024	1,661,529	70,138	70,138
E-Mini S&P 500 Index	15	March-2024	3,652,875	(37,431)	(37,431)
Total Futures Contracts				$56,020	$56,020

(a)	Futures contracts collateralized by $8,653,512 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Short Duration Bond ETF (ISDB)
January 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-80.49%
Aerospace & Defense-0.95%
L3Harris Technologies, Inc., 5.40%, 01/15/2027	$30,000	$30,607
RTX Corp.
5.00%, 02/27/2026	13,000	13,070
5.75%, 11/08/2026	38,000	38,992
TransDigm, Inc., 6.75%, 08/15/2028(b)	12,000	12,211
		94,880
Agricultural & Farm Machinery-1.01%
CNH Industrial Capital LLC, 5.45%, 10/14/2025	42,000	42,314
John Deere Capital Corp., 5.30%, 09/08/2025	58,000	58,694
		101,008
Apparel, Accessories & Luxury Goods-0.26%
Tapestry, Inc.
7.05%, 11/27/2025	12,000	12,281
7.35%, 11/27/2028	13,000	13,626
		25,907
Application Software-0.65%
Intuit, Inc.
5.25%, 09/15/2026	19,000	19,364
5.13%, 09/15/2028	44,000	45,211
		64,575
Asset Management & Custody Banks-0.25%
State Street Corp., 5.68%, 11/21/2029(c)	24,000	24,828
Automobile Manufacturers-4.30%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	50,000	48,134
Ford Motor Credit Co. LLC, 8.31% (SOFR + 2.95%), 03/06/2026(d)	200,000	205,241
Hyundai Capital America
5.80%, 06/26/2025(b)	36,000	36,266
5.50%, 03/30/2026(b)	11,000	11,070
5.65%, 06/26/2026(b)	27,000	27,278
Mercedes-Benz Finance North America LLC (Germany), 6.28% (SOFR + 0.93%), 03/30/2025(b)(d)	100,000	100,727
		428,716
Automotive Parts & Equipment-0.98%
American Honda Finance Corp.
5.80%, 10/03/2025	55,000	55,927
4.95%, 01/09/2026	42,000	42,212
		98,139
Automotive Retail-1.01%
Advance Auto Parts, Inc., 5.90%, 03/09/2026	30,000	29,972
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	50,000	47,049
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	23,000	23,577
		100,598
Biotechnology-0.53%
Amgen, Inc., 5.25%, 03/02/2025	53,000	53,129
Building Products-0.13%
Carrier Global Corp., 5.80%, 11/30/2025(b)	13,000	13,193
	Principal Amount	Value
Cable & Satellite-1.29%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)	$99,000	$98,164
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	30,000	30,652
		128,816
Cargo Ground Transportation-1.07%
Penske Truck Leasing Co. L.P./PTL Finance Corp.
3.95%, 03/10/2025(b)	35,000	34,429
5.75%, 05/24/2026(b)	28,000	28,284
5.35%, 01/12/2027(b)	3,000	3,019
4.40%, 07/01/2027(b)	29,000	28,392
6.05%, 08/01/2028(b)	12,000	12,465
		106,589
Construction Machinery & Heavy Transportation Equipment-0.33%
Caterpillar Financial Services Corp., 5.15%, 08/11/2025	33,000	33,255
Construction Materials-0.34%
Vulcan Materials Co., 5.80%, 03/01/2026	34,000	34,021
Consumer Finance-1.80%
Capital One Financial Corp.
3.30%, 10/30/2024	70,000	68,889
6.71% (SOFR + 1.35%), 05/09/2025(d)(e)	48,000	48,041
7.15%, 10/29/2027(c)	10,000	10,425
6.31%, 06/08/2029(c)	17,000	17,536
General Motors Financial Co., Inc., 5.40%, 04/06/2026	34,000	34,227
		179,118
Distributors-0.22%
Genuine Parts Co., 6.50%, 11/01/2028	21,000	22,359
Diversified Banks-17.39%
Bank of America Corp.
5.82%, 09/15/2029(c)	25,000	25,857
Series U, 8.77% (3 mo. Term SOFR + 3.40%)(d)(f)	47,000	47,220
Bank of America N.A.
5.65%, 08/18/2025	68,000	68,842
5.53%, 08/18/2026	68,000	69,358
Bank of Montreal (Canada), 5.92%, 09/25/2025	63,000	64,100
Barclays PLC (United Kingdom), 7.33%, 11/02/2026(c)	200,000	206,602
Citigroup, Inc., 5.61%, 09/29/2026(c)	91,000	91,735
Discover Bank, 2.45%, 09/12/2024	100,000	98,015
Fifth Third Bancorp
2.38%, 01/28/2025	24,000	23,305
6.34%, 07/27/2029(c)	4,000	4,166
JPMorgan Chase & Co.
6.07%, 10/22/2027(c)	33,000	34,001
5.04%, 01/23/2028(c)	23,000	23,104
6.09%, 10/23/2029(c)	19,000	19,960
Series CC, 8.15% (3 mo. Term SOFR + 2.84%)(d)(e)(f)	91,000	91,343
KeyCorp, 3.88%, 05/23/2025(c)(e)	26,000	25,783
Macquarie Bank Ltd. (Australia), 5.39%, 12/07/2026(b)	29,000	29,364
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	100,000	98,730
NatWest Group PLC (United Kingdom), 7.47%, 11/10/2026(c)	200,000	207,347
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Bond ETF (ISDB)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
PNC Financial Services Group, Inc. (The)
5.67%, 10/28/2025(c)	$42,000	$41,993
5.81%, 06/12/2026(c)	26,000	26,155
6.62%, 10/20/2027(c)	21,000	21,835
Royal Bank of Canada (Canada), 4.88%, 01/19/2027	19,000	19,104
U.S. Bancorp, 6.79%, 10/26/2027(c)	66,000	68,881
UBS AG (Switzerland), 5.80%, 09/11/2025	200,000	202,665
Wells Fargo & Co.
5.57%, 07/25/2029(c)	16,000	16,361
6.30%, 10/23/2029(c)	16,000	16,869
7.63%(c)(e)(f)	16,000	16,800
Wells Fargo Bank N.A.
5.55%, 08/01/2025	47,000	47,507
5.45%, 08/07/2026	28,000	28,455
		1,735,457
Diversified Chemicals-2.00%
Sasol Financing USA LLC (South Africa), 5.88%, 03/27/2024	200,000	199,531
Diversified Financial Services-3.17%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.50%, 07/15/2025	150,000	152,162
6.10%, 01/15/2027	150,000	153,465
LPL Holdings, Inc., 6.75%, 11/17/2028	10,000	10,521
		316,148
Diversified Metals & Mining-0.41%
BHP Billiton Finance (USA) Ltd. (Australia), 5.25%, 09/08/2026	40,000	40,768
Diversified REITs-0.44%
VICI Properties L.P./VICI Note Co., Inc., 5.63%, 05/01/2024(b)	44,000	43,960
Diversified Support Services-0.03%
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)(e)	3,000	3,064
Electric Utilities-5.71%
Duke Energy Corp.
5.00%, 12/08/2025	66,000	66,166
4.85%, 01/05/2027	29,000	29,147
4.85%, 01/05/2029	4,000	4,014
Eversource Energy, 5.00%, 01/01/2027	17,000	17,039
Georgia Power Co., 6.11% (SOFR + 0.75%), 05/08/2025(d)	44,000	44,116
National Rural Utilities Cooperative Finance Corp.
4.45%, 03/13/2026	29,000	28,871
5.60%, 11/13/2026	22,000	22,566
4.80%, 02/05/2027	56,000	56,207
6.15% (SOFR + 0.80%), 02/05/2027(d)	66,000	66,159
4.85%, 02/07/2029	15,000	15,128
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	52,000	52,454
5.75%, 09/01/2025	60,000	60,627
4.95%, 01/29/2026(e)	49,000	49,018
PacifiCorp, 5.10%, 02/15/2029	12,000	12,150
Wisconsin Public Service Corp., 5.35%, 11/10/2025	46,000	46,488
		570,150
Electrical Components & Equipment-0.79%
Regal Rexnord Corp., 6.05%, 02/15/2026(b)	78,000	78,858
	Principal Amount	Value
Environmental & Facilities Services-0.80%
Veralto Corp.
5.50%, 09/18/2026(b)	$62,000	$62,904
5.35%, 09/18/2028(b)	17,000	17,365
		80,269
Financial Exchanges & Data-0.16%
Nasdaq, Inc., 5.65%, 06/28/2025	16,000	16,155
Health Care Services-0.97%
Cigna Group (The), 5.69%, 03/15/2026	97,000	97,008
Home Improvement Retail-0.32%
Home Depot, Inc. (The), 5.13%, 04/30/2025	32,000	32,184
Hotels, Resorts & Cruise Lines-0.42%
Hyatt Hotels Corp., 5.38%, 04/23/2025	42,000	42,049
Industrial Machinery & Supplies & Components-0.09%
Nordson Corp., 5.60%, 09/15/2028	9,000	9,279
Industrial REITs-0.06%
LXP Industrial Trust, 6.75%, 11/15/2028	6,000	6,273
Integrated Oil & Gas-1.27%
BP Capital Markets PLC (United Kingdom), 4.38%(c)(f)	35,000	34,343
Occidental Petroleum Corp., 5.50%, 12/01/2025	42,000	42,188
Petroleos Mexicanos (Mexico), 6.88%, 10/16/2025	51,000	50,633
		127,164
Integrated Telecommunication Services-0.90%
AT&T, Inc., 5.54%, 02/20/2026	90,000	90,034
Investment Banking & Brokerage-0.73%
Charles Schwab Corp. (The), 5.88%, 08/24/2026	63,000	64,521
Morgan Stanley, 5.45%, 07/20/2029(c)	8,000	8,146
		72,667
Life & Health Insurance-2.59%
Corebridge Global Funding
6.66% (SOFR + 1.30%), 09/25/2026(b)(d)	25,000	25,162
5.90%, 09/19/2028(b)	13,000	13,499
Pacific Life Global Funding II
6.41% (SOFR + 1.05%), 07/28/2026(b)(d)	25,000	25,144
5.50%, 08/28/2026(b)	42,000	42,730
Protective Life Global Funding, 5.37%, 01/06/2026(b)	150,000	151,439
		257,974
Managed Health Care-0.81%
Elevance Health, Inc., 5.35%, 10/15/2025	46,000	46,309
Humana, Inc., 5.70%, 03/13/2026(e)	34,000	34,012
		80,321
Movies & Entertainment-1.37%
Warnermedia Holdings, Inc., 6.41%, 03/15/2026	137,000	137,025
Multi-Family Residential REITs-0.68%
Camden Property Trust, 5.85%, 11/03/2026	66,000	68,026
Office REITs-1.88%
Brandywine Operating Partnership L.P., 4.10%, 10/01/2024	100,000	98,347
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	84,000	89,474
		187,821
Oil & Gas Exploration & Production-1.23%
Civitas Resources, Inc., 8.38%, 07/01/2028(b)	54,000	56,860

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Bond ETF (ISDB)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Oil & Gas Exploration & Production-(continued)
Pioneer Natural Resources Co., 5.10%, 03/29/2026	$14,000	$14,100
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	50,000	51,715
		122,675
Oil & Gas Storage & Transportation-5.16%
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	5,000	5,115
Enbridge, Inc. (Canada), 5.97%, 03/08/2026	111,000	110,999
Energy Transfer L.P.
4.50%, 04/15/2024	142,000	141,617
6.05%, 12/01/2026	87,000	89,425
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	50,000	49,809
MPLX L.P., 4.88%, 12/01/2024	70,000	69,737
ONEOK, Inc.
5.85%, 01/15/2026	42,000	42,627
5.55%, 11/01/2026	6,000	6,104
		515,433
Packaged Foods & Meats-0.29%
General Mills, Inc., 5.24%, 11/18/2025	29,000	29,002
Paper & Plastic Packaging Products & Materials-0.49%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.13%, 01/15/2026(b)	50,000	49,173
Passenger Airlines-0.42%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	42,424	41,935
Personal Care Products-0.25%
Kenvue, Inc.
5.50%, 03/22/2025	18,000	18,148
5.35%, 03/22/2026	7,000	7,109
		25,257
Pharmaceuticals-0.43%
Zoetis, Inc., 5.40%, 11/14/2025	42,000	42,419
Regional Banks-4.03%
Morgan Stanley Bank N.A., 5.88%, 10/30/2026	250,000	257,130
Synovus Financial Corp., 5.20%, 08/11/2025	31,000	30,852
Truist Financial Corp.
5.75% (SOFR + 0.40%), 06/09/2025(d)	93,000	92,245
6.05%, 06/08/2027(c)	17,000	17,323
7.16%, 10/30/2029(c)	4,000	4,321
		401,871
Retail REITs-0.92%
Realty Income Corp.
4.60%, 02/06/2024	70,000	69,992
5.05%, 01/13/2026	22,000	22,001
		91,993
Self-Storage REITs-0.14%
Public Storage Operating Co., 5.13%, 01/15/2029	14,000	14,370
Soft Drinks & Non-alcoholic Beverages-0.62%
PepsiCo, Inc.
5.25%, 11/10/2025	45,000	45,592
5.13%, 11/10/2026	16,000	16,304
		61,896
	Principal Amount	Value
Sovereign Debt-1.80%
Romanian Government International Bond (Romania)
6.63%, 02/17/2028(b)	$128,000	$132,810
5.88%, 01/30/2029(b)(e)	46,000	46,520
		179,330
Specialized Finance-0.32%
Blackstone Private Credit Fund, 1.75%, 09/15/2024	33,000	32,197
Systems Software-1.39%
Oracle Corp., 5.80%, 11/10/2025	137,000	139,099
Technology Hardware, Storage & Peripherals-2.32%
Hewlett Packard Enterprise Co.
5.90%, 10/01/2024	141,000	141,207
6.10%, 04/01/2026	90,000	89,969
		231,176
Telecom Tower REITs-0.48%
SBA Communications Corp., 3.88%, 02/15/2027	50,000	47,749
Tobacco-0.03%
Philip Morris International, Inc., 5.25%, 09/07/2028	3,000	3,078
Trading Companies & Distributors-0.28%
Air Lease Corp., 3.38%, 07/01/2025	29,000	28,136
Transaction & Payment Processing Services-0.78%
Block, Inc., 2.75%, 06/01/2026(e)	50,000	46,844
Fidelity National Information Services, Inc., 4.50%, 07/15/2025(e)	31,000	30,835
		77,679
Wireless Telecommunication Services-1.00%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(b)	62,500	62,040
T-Mobile USA, Inc.
3.50%, 04/15/2025	29,000	28,436
4.95%, 03/15/2028	9,000	9,076
		99,552
Total U.S. Dollar Denominated Bonds & Notes (Cost $7,937,585)		8,035,336

Asset-Backed Securities-7.95%
Avis Budget Rental Car Funding (AESOP) LLC
Series 2022-3A, Class A, 4.62%, 02/20/2027(b)	100,000	98,946
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	100,000	100,229
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	100,000	101,462
Eaton Vance CLO Ltd., Series 2019-1A, Class AR, 6.68% (3 mo. Term SOFR + 1.36%), 04/15/2031(b)(d)	100,000	100,139
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	25,000	25,234
OBX Trust, Series 2023-NQM1, Class A1, 6.12%, 11/25/2062(b)(g)	87,993	88,283
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)(h)	97,199	99,926
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	29,000	30,168
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	28,000	26,660
UBS Commercial Mortgage Trust, Series 2017-C6, Class AS, 3.93%, 12/15/2050(g)	50,000	45,924

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Bond ETF (ISDB)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value

Verus Securitization Trust, Series 2021-R3, Class A1, 1.02%, 04/25/2064(b)(g)	$85,207	$76,079
Total Asset-Backed Securities (Cost $780,907)		793,050
U.S. Treasury Securities-4.29%
U.S. Treasury Bills-0.33%
4.79%–5.34%, 04/18/2024(i)(j)	33,000	32,633
U.S. Treasury Notes-3.96%
4.25%, 01/31/2026	340,800	340,986
4.00%, 01/15/2027	45,300	45,293
4.00%, 01/31/2029	9,000	9,055
		395,334
Total U.S. Treasury Securities (Cost $426,978)		427,967
	Shares
Preferred Stocks-0.80%
Diversified Financial Services-0.30%
Apollo Global Management, Inc., Pfd., 7.63%(c)	1,100	29,799
Investment Banking & Brokerage-0.50%
Goldman Sachs Group, Inc. (The), Series P, Pfd., 8.50% (3 mo. Term SOFR + 3.14%)(d)(e)	50,000	50,059
Total Preferred Stocks (Cost $76,100)		79,858
	Principal Amount
Agency Credit Risk Transfer Notes-0.70%
Fannie Mae Connecticut Avenue Securities, Series 2023-R02, Class 1M1, 7.64% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(d)(k)	$25,692	26,357
	Principal Amount	Value
Freddie Mac, Series 2023-DNA1, Class M1, STACR®, 7.44% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(d)(l)	$43,067	$43,867
Total Agency Credit Risk Transfer Notes (Cost $68,760)		70,224
	Shares
Money Market Funds-5.17%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(m)(n) (Cost $516,305)	516,305	516,305
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.40% (Cost $9,806,635)		9,922,740
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.13%
Invesco Private Government Fund, 5.29%(m)(n)(o)	115,821	115,821
Invesco Private Prime Fund, 5.52%(m)(n)(o)	296,279	296,486
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $412,311)		412,307
TOTAL INVESTMENTS IN SECURITIES-103.53% (Cost $10,218,946)		10,335,047
OTHER ASSETS LESS LIABILITIES-(3.53)%		(352,144)
NET ASSETS-100.00%		$9,982,903

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Bond ETF (ISDB)—(continued)
January 31, 2024
(Unaudited)
Investment Abbreviations:
CLO	-Collateralized Loan Obligation
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $2,210,639, which represented 22.14% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2024.
(e)	All or a portion of this security was out on loan at January 31, 2024.
(f)	Perpetual bond with no specified maturity date.
(g)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2024.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	$32,633 was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(l)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(m)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$186,143	$1,425,343	$(1,095,181)	$-	$-	$516,305	$3,325
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	98,240	704,243	(686,662)	-	-	115,821	1,479*
Invesco Private Prime Fund	252,715	1,197,371	(1,153,759)	8	151	296,486	3,903*
Total	$537,098	$3,326,957	$(2,935,602)	$8	$151	$928,612	$8,707

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	18	March-2024	$3,701,812	$32,169	$32,169
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	10	March-2024	(1,083,906)	(19,553)	(19,553)
Total Futures Contracts				$12,616	$12,616
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Bond ETF (ISDB)—(continued)
January 31, 2024
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Total Return Bond ETF (GTO)
January 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-47.35%
Aerospace & Defense-0.93%
L3Harris Technologies, Inc.
5.40%, 07/31/2033	$213,000	$219,540
5.60%, 07/31/2053(b)	421,000	440,198
Lockheed Martin Corp.
5.10%, 11/15/2027	154,000	158,131
4.50%, 02/15/2029(b)	1,525,000	1,527,568
4.80%, 08/15/2034	4,037,000	4,068,012
5.90%, 11/15/2063	109,000	123,170
5.20%, 02/15/2064	1,308,000	1,327,293
RTX Corp.
5.75%, 01/15/2029	1,256,000	1,311,655
5.15%, 02/27/2033	547,000	554,587
6.40%, 03/15/2054	708,000	816,088
TransDigm, Inc., 6.75%, 08/15/2028(c)	876,000	891,429
		11,437,671
Agricultural & Farm Machinery-0.06%
John Deere Capital Corp., 4.70%, 06/10/2030	767,000	776,186
Air Freight & Logistics-0.06%
United Parcel Service, Inc., 5.05%, 03/03/2053(b)	763,000	772,802
Apparel, Accessories & Luxury Goods-0.40%
Tapestry, Inc.
7.05%, 11/27/2025	752,000	769,615
7.00%, 11/27/2026(b)	691,000	712,998
7.35%, 11/27/2028	837,000	877,304
7.70%, 11/27/2030	1,142,000	1,211,042
7.85%, 11/27/2033	1,258,000	1,345,391
		4,916,350
Application Software-0.12%
Intuit, Inc.
5.20%, 09/15/2033	845,000	877,029
5.50%, 09/15/2053(b)	544,000	580,878
		1,457,907
Asset Management & Custody Banks-0.88%
Ameriprise Financial, Inc.
5.70%, 12/15/2028(b)	1,090,000	1,142,020
5.15%, 05/15/2033(b)	605,000	619,614
Ares Capital Corp., 5.88%, 03/01/2029	1,276,000	1,265,064
Bank of New York Mellon Corp. (The)
5.83%, 10/25/2033(d)	151,000	159,855
Series I, 3.75%(d)(e)	151,000	135,806
Series J, 4.97%, 04/26/2034(d)	337,000	334,971
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	771,000	694,938
Golub Capital BDC, Inc., 6.00%, 07/15/2029	2,122,000	2,097,781
Northern Trust Corp., 6.13%, 11/02/2032	170,000	183,315
State Street Corp.
5.68%, 11/21/2029(b)(d)	1,746,000	1,806,258
5.16%, 05/18/2034(b)(d)	432,000	435,341
6.12%, 11/21/2034(d)	1,285,000	1,359,548
Series I, 6.70%(d)(e)	583,000	582,999
		10,817,510
	Principal Amount	Value
Automobile Manufacturers-1.61%
Daimler Truck Finance North America LLC (Germany)
5.00%, 01/15/2027(c)	$1,238,000	$1,245,357
5.38%, 01/18/2034(b)(c)	706,000	718,695
Ford Motor Credit Co. LLC
6.95%, 06/10/2026	1,400,000	1,437,078
7.35%, 11/04/2027	1,305,000	1,373,343
6.80%, 05/12/2028(b)	1,529,000	1,589,772
6.80%, 11/07/2028	1,414,000	1,477,886
7.20%, 06/10/2030(b)	1,079,000	1,147,994
7.12%, 11/07/2033	1,449,000	1,553,778
Hyundai Capital America
5.88%, 04/07/2025(c)	8,000	8,045
5.65%, 06/26/2026(c)	695,000	702,144
5.60%, 03/30/2028(c)	459,000	469,276
5.80%, 04/01/2030(c)	100,000	103,826
Mercedes-Benz Finance North America LLC (Germany)
4.80%, 01/11/2027(b)(c)	4,029,000	4,042,489
5.10%, 08/03/2028(b)(c)	1,082,000	1,101,135
4.85%, 01/11/2029(b)(c)	1,917,000	1,928,934
5.00%, 01/11/2034(c)	337,000	336,987
Toyota Motor Credit Corp., 5.25%, 09/11/2028	481,000	495,348
		19,732,087
Automotive Parts & Equipment-1.13%
American Honda Finance Corp.
6.05% (SOFR + 0.71%), 01/09/2026(f)	7,711,000	7,721,214
4.90%, 01/10/2034	2,577,000	2,577,003
ERAC USA Finance LLC, 4.90%, 05/01/2033(c)	598,000	597,845
ZF North America Capital, Inc. (Germany)
6.88%, 04/14/2028(c)	1,088,000	1,121,590
7.13%, 04/14/2030(c)	1,809,000	1,909,886
		13,927,538
Automotive Retail-0.25%
Advance Auto Parts, Inc., 5.95%, 03/09/2028(b)	443,000	442,586
AutoZone, Inc., 5.20%, 08/01/2033(b)	559,000	565,083
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(c)	2,000,000	2,054,210
		3,061,879
Biotechnology-0.37%
Amgen, Inc.
5.25%, 03/02/2025	325,000	325,793
5.15%, 03/02/2028	437,000	445,041
5.25%, 03/02/2030(b)	197,000	201,758
5.60%, 03/02/2043	391,000	402,564
5.65%, 03/02/2053	710,000	732,088
Gilead Sciences, Inc.
5.25%, 10/15/2033(b)	1,426,000	1,480,595
5.55%, 10/15/2053(b)	882,000	936,971
		4,524,810
Building Products-0.15%
Carrier Global Corp.
5.90%, 03/15/2034(c)	314,000	335,723
6.20%, 03/15/2054(c)	507,000	574,309
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Building Products-(continued)
HP Communities LLC
5.78%, 03/15/2046(c)	$150,000	$139,957
5.86%, 09/15/2053(c)	100,000	90,683
Lennox International, Inc., 5.50%, 09/15/2028	697,000	714,591
		1,855,263
Cable & Satellite-0.50%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/2029(b)(c)	1,604,000	1,562,909
7.38%, 03/01/2031(b)(c)	942,000	952,598
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
5.05%, 03/30/2029	8,000	7,874
6.65%, 02/01/2034	1,488,000	1,550,285
Comcast Corp., 5.50%, 11/15/2032	286,000	301,487
Cox Communications, Inc.
5.70%, 06/15/2033(c)	193,000	197,571
5.80%, 12/15/2053(c)	1,496,000	1,514,333
		6,087,057
Cargo Ground Transportation-0.29%
Penske Truck Leasing Co. L.P./PTL Finance Corp.
5.75%, 05/24/2026(c)	172,000	173,744
5.35%, 01/12/2027(c)	502,000	505,186
5.70%, 02/01/2028(c)	180,000	184,099
5.55%, 05/01/2028(c)	401,000	408,449
6.05%, 08/01/2028(c)	608,000	631,555
6.20%, 06/15/2030(c)	176,000	185,154
Ryder System, Inc., 6.60%, 12/01/2033	1,377,000	1,503,926
		3,592,113
Casinos & Gaming-0.04%
Caesars Entertainment, Inc., 6.50%, 02/15/2032(c)	267,000	270,127
MGM China Holdings Ltd. (Macau), 5.38%, 05/15/2024(c)	218,000	216,700
		486,827
Commercial & Residential Mortgage Finance-0.29%
Aviation Capital Group LLC
6.25%, 04/15/2028(c)	317,000	325,473
6.75%, 10/25/2028(c)	1,079,000	1,133,723
6.38%, 07/15/2030(b)(c)	640,000	664,670
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(c)(d)	1,443,000	1,490,522
		3,614,388
Construction Machinery & Heavy Transportation Equipment-0.17%
Daimler Trucks Finance North America LLC (Germany), 3.65%, 04/07/2027(c)	766,000	740,885
SMBC Aviation Capital Finance DAC (Ireland), 5.70%, 07/25/2033(b)(c)	1,398,000	1,410,042
		2,150,927
	Principal Amount	Value
Consumer Finance-0.25%
Capital One Financial Corp.
7.15%, 10/29/2027(d)	$657,000	$684,970
6.31%, 06/08/2029(d)	496,000	511,632
5.70%, 02/01/2030(d)	450,000	454,501
7.62%, 10/30/2031(d)	767,000	847,584
6.38%, 06/08/2034(d)	446,000	463,577
General Motors Financial Co., Inc., 5.40%, 04/06/2026	101,000	101,674
		3,063,938
Consumer Staples Merchandise Retail-0.03%
Dollar General Corp., 5.50%, 11/01/2052	140,000	135,663
Target Corp., 4.80%, 01/15/2053(b)	225,000	218,012
		353,675
Data Processing & Outsourced Services-0.12%
Concentrix Corp., 6.85%, 08/02/2033	1,441,000	1,464,835
Distillers & Vintners-0.01%
Constellation Brands, Inc., 4.90%, 05/01/2033	116,000	115,292
Distributors-0.32%
Genuine Parts Co.
6.50%, 11/01/2028	1,768,000	1,882,381
6.88%, 11/01/2033(b)	1,870,000	2,096,832
		3,979,213
Diversified Banks-9.37%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(c)	280,000	270,374
Australia and New Zealand Banking Group Ltd. (Australia)
6.74%, 12/08/2032(b)(c)	1,217,000	1,317,668
6.75%(c)(d)(e)	1,036,000	1,044,718
Banco Bilbao Vizcaya Argentaria S.A. (Spain)
7.88%, 11/15/2034(d)	1,400,000	1,519,013
9.38%(d)(e)	822,000	873,637
Banco Santander S.A. (Spain)
6.53%, 11/07/2027(d)	1,400,000	1,448,267
9.63%(d)(e)	1,600,000	1,696,742
9.63%(d)(e)	2,600,000	2,795,000
Bank of America Corp.
6.41% (SOFR + 1.05%), 02/04/2028(b)(f)	252,000	251,061
4.95%, 07/22/2028(d)	142,000	142,310
5.20%, 04/25/2029(b)(d)	1,208,000	1,218,362
5.82%, 09/15/2029(b)(d)	1,328,000	1,373,536
5.02%, 07/22/2033(d)	193,000	191,376
5.29%, 04/25/2034(d)	1,385,000	1,394,014
5.87%, 09/15/2034(b)(d)	1,006,000	1,053,825
5.47%, 01/23/2035(b)(d)	1,262,000	1,285,648
Bank of Montreal (Canada), 5.30%, 06/05/2026	362,000	365,836
Bank of Nova Scotia (The) (Canada)
8.63%, 10/27/2082(b)(d)	1,259,000	1,305,777
8.00%, 01/27/2084(b)(d)	1,553,000	1,581,485
Barclays PLC (United Kingdom), 6.69%, 09/13/2034(b)(d)	1,282,000	1,366,853
BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039(c)(d)	1,468,000	1,494,424

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
BPCE S.A. (France)
5.20%, 01/18/2027(b)(c)	$959,000	$966,777
5.72%, 01/18/2030(c)(d)	1,125,000	1,132,977
6.51%, 01/18/2035(b)(c)(d)	1,084,000	1,097,487
Citigroup, Inc.
3.98%, 03/20/2030(d)	18,000	17,165
6.17%, 05/25/2034(b)(d)	894,000	927,667
7.38%(b)(d)(e)	2,823,000	2,877,382
7.63%(b)(d)(e)	2,880,000	2,951,572
Series P, 5.95%(b)(d)(e)	304,000	300,370
Comerica, Inc., 5.98%, 01/30/2030(d)	730,000	728,045
Cooperatieve Rabobank U.A. (Netherlands), 3.65%, 04/06/2028(c)(d)	652,000	623,750
Corp. Andina de Fomento (Supranational), 1.25%, 10/26/2024	2,769,000	2,685,261
Credit Agricole S.A. (France)
5.34%, 01/10/2030(c)(d)	1,485,000	1,491,919
6.25%, 01/10/2035(c)(d)	1,302,000	1,328,554
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	734,000	725,137
Federation des caisses Desjardins du Quebec (Canada)
5.28%, 01/23/2026(c)(d)	446,000	444,829
4.55%, 08/23/2027(b)(c)	1,174,000	1,168,011
Fifth Third Bancorp
2.38%, 01/28/2025	167,000	162,165
1.71%, 11/01/2027(d)	176,000	159,509
6.34%, 07/27/2029(d)	140,000	145,817
4.77%, 07/28/2030(d)	406,000	395,462
5.63%, 01/29/2032(b)(d)	1,120,000	1,130,880
HSBC Holdings PLC (United Kingdom)
5.21%, 08/11/2028(d)	1,056,000	1,055,552
8.11%, 11/03/2033(b)(d)	1,085,000	1,247,239
7.40%, 11/13/2034(d)	906,000	991,082
6.33%, 03/09/2044(d)	1,270,000	1,374,966
Intesa Sanpaolo S.p.A. (Italy)
7.20%, 11/28/2033(b)(c)	1,203,000	1,289,974
7.80%, 11/28/2053(c)	1,325,000	1,454,979
JPMorgan Chase & Co.
4.85%, 07/25/2028(d)	161,000	160,831
5.30%, 07/24/2029(d)	761,000	773,732
6.09%, 10/23/2029(d)	1,038,000	1,090,428
5.01%, 01/23/2030(d)	782,000	786,162
3.70%, 05/06/2030(d)	10,000	9,451
5.72%, 09/14/2033(d)	367,000	378,394
5.35%, 06/01/2034(d)	1,392,000	1,415,751
6.25%, 10/23/2034(d)	1,602,000	1,736,772
5.34%, 01/23/2035(b)(d)	618,000	628,289
KeyBank N.A.
3.30%, 06/01/2025(b)	590,000	571,596
4.15%, 08/08/2025(b)	330,000	322,832
5.85%, 11/15/2027	571,000	572,754
KeyCorp
3.88%, 05/23/2025(b)(d)	257,000	254,854
2.55%, 10/01/2029	167,000	143,721
Lloyds Banking Group PLC (United Kingdom), 5.68%, 01/05/2035(d)	560,000	567,924
Manufacturers & Traders Trust Co.
2.90%, 02/06/2025(b)	1,255,000	1,221,973
4.70%, 01/27/2028	1,298,000	1,273,018
	Principal Amount	Value
Diversified Banks-(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)
5.02%, 07/20/2028(b)(d)	$1,079,000	$1,080,533
5.24%, 04/19/2029(b)(d)	718,000	729,337
5.13%, 07/20/2033(b)(d)	1,002,000	1,008,718
5.41%, 04/19/2034(b)(d)	742,000	762,041
8.20%(b)(d)(e)	2,697,000	2,910,586
Mizuho Financial Group, Inc. (Japan)
5.78%, 07/06/2029(b)(d)	970,000	996,743
5.75%, 07/06/2034(d)	1,311,000	1,358,053
Multibank, Inc. (Panama), 7.75%, 02/03/2028(c)	864,000	880,740
National Securities Clearing Corp.
5.10%, 11/21/2027(c)	1,359,000	1,385,588
5.00%, 05/30/2028(c)	810,000	827,262
PNC Financial Services Group, Inc. (The)
6.62%, 10/20/2027(d)	1,092,000	1,135,425
5.58%, 06/12/2029(b)(d)	833,000	850,718
6.04%, 10/28/2033(d)	186,000	194,613
5.07%, 01/24/2034(b)(d)	256,000	252,130
6.88%, 10/20/2034(d)	905,000	1,006,175
Series V, 6.20%(b)(d)(e)	368,000	361,370
Series W, 6.25%(d)(e)	619,000	589,530
Royal Bank of Canada (Canada)
6.06% (SOFR + 0.71%), 01/21/2027(f)	225,000	223,971
4.95%, 02/01/2029(b)	508,000	512,034
5.00%, 02/01/2033(b)	315,000	315,242
5.15%, 02/01/2034(b)	808,000	810,200
Societe Generale S.A. (France)
6.07%, 01/19/2035(c)(d)	1,040,000	1,044,746
7.13%, 01/19/2055(c)(d)	1,014,000	1,010,729
Standard Chartered PLC (United Kingdom)
6.19%, 07/06/2027(b)(c)(d)	923,000	939,354
6.75%, 02/08/2028(b)(c)(d)	648,000	669,680
7.02%, 02/08/2030(c)(d)	925,000	978,728
2.68%, 06/29/2032(c)(d)	810,000	661,456
6.10%, 01/11/2035(b)(c)(d)	1,027,000	1,049,325
7.75%(b)(c)(d)(e)	1,877,000	1,912,954
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.81%, 09/14/2033(b)	1,314,000	1,387,173
6.18%, 07/13/2043(b)	234,000	264,207
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.65%, 03/09/2026(c)	755,000	765,963
5.65%, 09/14/2026(c)	958,000	974,864
5.55%, 09/14/2028(c)	1,293,000	1,331,007
Synovus Bank, 5.63%, 02/15/2028(b)	1,230,000	1,207,740
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(d)	1,111,000	1,156,694
U.S. Bancorp
5.78%, 06/12/2029(b)(d)	638,000	654,026
5.38%, 01/23/2030(b)(d)	1,517,000	1,535,465
4.97%, 07/22/2033(d)	133,000	126,376
5.85%, 10/21/2033(b)(d)	245,000	253,582
4.84%, 02/01/2034(b)(d)	535,000	514,570
5.84%, 06/12/2034(d)	636,000	656,627
5.68%, 01/23/2035(b)(d)	978,000	1,001,112
UBS AG (Switzerland), 5.65%, 09/11/2028	1,280,000	1,323,626

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Wells Fargo & Co.
4.81%, 07/25/2028(d)	$93,000	$92,470
5.57%, 07/25/2029(d)	525,000	536,841
6.30%, 10/23/2029(b)(d)	714,000	752,755
5.20%, 01/23/2030(d)	875,000	882,073
4.90%, 07/25/2033(d)	90,000	87,999
5.39%, 04/24/2034(d)	280,000	282,620
5.56%, 07/25/2034(d)	1,378,000	1,407,386
6.49%, 10/23/2034(b)(d)	1,870,000	2,040,968
5.50%, 01/23/2035(b)(d)	1,272,000	1,297,779
7.63%(b)(d)(e)	597,000	626,867
Westpac Banking Corp. (Australia), 6.82%, 11/17/2033(b)	2,405,000	2,625,028
		115,016,735
Diversified Capital Markets-0.51%
Credit Suisse Group AG (Switzerland)
4.50% (5 yr. U.S. Treasury Yield Curve Rate + 3.55%)(c)(e)(f)(g)	332,000	38,180
5.25% (5 yr. U.S. Treasury Yield Curve Rate + 4.89%)(c)(e)(f)(g)	271,000	31,165
UBS Group AG (Switzerland)
5.71%, 01/12/2027(b)(c)(d)	491,000	494,215
5.43%, 02/08/2030(b)(c)(d)	727,000	732,856
6.30%, 09/22/2034(c)(d)	1,257,000	1,332,044
5.70%, 02/08/2035(c)(d)	841,000	854,057
9.25%(b)(c)(d)(e)	1,327,000	1,448,966
9.25%(c)(d)(e)	1,195,000	1,281,266
		6,212,749
Diversified Chemicals-0.36%
Sasol Financing USA LLC (South Africa)
4.38%, 09/18/2026	682,000	638,177
8.75%, 05/03/2029(c)	1,625,000	1,655,283
5.50%, 03/18/2031	2,601,000	2,186,163
		4,479,623
Diversified Financial Services-0.90%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.10%, 01/19/2029(b)	579,000	575,876
AMC East Communities LLC, 6.01%, 01/15/2053(c)	182,558	170,126
Apollo Global Management, Inc., 6.38%, 11/15/2033	935,000	1,017,995
Corebridge Financial, Inc.
6.05%, 09/15/2033(c)	773,000	810,119
5.75%, 01/15/2034	1,421,000	1,459,108
Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(c)	2,139,000	2,160,499
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(c)	543,000	547,574
Mid-Atlantic Military Family Communities LLC, 5.30%, 08/01/2050(c)	216,475	182,571
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(c)	1,730,000	1,722,079
	Principal Amount	Value
Diversified Financial Services-(continued)
Pacific Beacon LLC
5.38%, 07/15/2026(c)	$37,308	$37,527
5.51%, 07/15/2036(c)	500,000	487,982
Pershing Square Holdings Ltd., 3.25%, 10/01/2031(c)	2,300,000	1,862,140
		11,033,596
Diversified Metals & Mining-0.35%
BHP Billiton Finance (USA) Ltd. (Australia)
5.10%, 09/08/2028(b)	1,036,000	1,060,806
5.25%, 09/08/2030(b)	744,000	768,080
5.25%, 09/08/2033(b)	1,332,000	1,369,243
5.50%, 09/08/2053(b)	472,000	501,397
Corp. Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(c)	674,000	643,798
		4,343,324
Diversified REITs-0.09%
Atlantic Marine Corps Communities LLC, 5.34%, 12/01/2050(c)	90,885	83,181
Fort Moore Family Communities LLC, 5.81%, 01/15/2051(c)	200,000	174,859
Trust Fibra Uno (Mexico), 4.87%, 01/15/2030(c)	880,000	804,516
		1,062,556
Diversified Support Services-0.22%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(c)	1,433,000	1,489,917
Ritchie Bros. Holdings, Inc. (Canada)
6.75%, 03/15/2028(c)	253,000	258,394
7.75%, 03/15/2031(c)	911,000	961,169
		2,709,480
Drug Retail-0.11%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(c)	1,368,000	1,367,301
Electric Utilities-4.33%
Alabama Power Co., 5.85%, 11/15/2033	587,000	628,461
Alexander Funding Trust II, 7.47%, 07/31/2028(b)(c)	895,000	945,952
American Electric Power Co., Inc.
5.75%, 11/01/2027	149,000	153,708
5.20%, 01/15/2029(b)	1,301,000	1,321,399
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/2028	405,000	415,525
Series AJ, 4.85%, 10/01/2052	170,000	162,877
Consolidated Edison Co. of New York, Inc.
5.50%, 03/15/2034	528,000	551,645
5.90%, 11/15/2053	738,000	805,856
Constellation Energy Generation LLC
6.13%, 01/15/2034	521,000	556,412
6.50%, 10/01/2053	271,000	303,631
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	344,000	392,114
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	240,000	241,706
Duke Energy Corp.
4.85%, 01/05/2029	2,079,000	2,086,134
5.00%, 08/15/2052	190,000	175,932

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Indiana LLC, 5.40%, 04/01/2053	$323,000	$323,094
Edison International, 7.88%, 06/15/2054(b)(d)	1,847,000	1,881,995
Electricite de France S.A. (France)
5.70%, 05/23/2028(b)(c)	336,000	346,811
9.13%(c)(d)(e)	685,000	766,736
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(c)	1,072,000	1,099,710
Evergy Metro, Inc., 4.95%, 04/15/2033	177,000	176,024
Eversource Energy
5.00%, 01/01/2027	1,611,000	1,614,712
5.50%, 01/01/2034(b)	935,000	946,092
Exelon Corp., 5.60%, 03/15/2053	275,000	277,782
Florida Power & Light Co., 4.80%, 05/15/2033(b)	193,000	194,054
Georgia Power Co., 4.95%, 05/17/2033(b)	240,000	240,263
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(c)	4,126,000	3,845,303
Metropolitan Edison Co., 5.20%, 04/01/2028(c)	99,000	100,160
MidAmerican Energy Co.
5.35%, 01/15/2034(b)	211,000	220,962
5.85%, 09/15/2054	414,000	452,967
5.30%, 02/01/2055	2,077,000	2,109,060
National Rural Utilities Cooperative Finance Corp.
4.85%, 02/07/2029	4,833,000	4,874,260
5.00%, 02/07/2031	1,619,000	1,630,802
5.80%, 01/15/2033	116,000	122,510
7.13%, 09/15/2053(b)(d)	543,000	564,574
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	278,000	280,426
4.90%, 03/15/2029(b)	2,669,000	2,675,753
5.25%, 03/15/2034	2,224,000	2,239,541
5.55%, 03/15/2054	2,687,000	2,693,099
Niagara Mohawk Power Corp.
5.29%, 01/17/2034(c)	1,172,000	1,173,644
5.66%, 01/17/2054(c)	446,000	451,049
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	160,000	167,346
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	1,323,000	1,402,943
PacifiCorp
5.10%, 02/15/2029	1,211,000	1,226,102
5.30%, 02/15/2031(b)	1,637,000	1,661,825
5.45%, 02/15/2034	1,499,000	1,519,974
5.80%, 01/15/2055(b)	1,335,000	1,339,476
Public Service Co. of Colorado, 5.25%, 04/01/2053(b)	248,000	244,185
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	288,000	299,224
Public Service Electric and Gas Co., 5.13%, 03/15/2053(b)	169,000	170,810
San Diego Gas & Electric Co., 5.35%, 04/01/2053	581,000	582,149
Sierra Pacific Power Co., 5.90%, 03/15/2054(c)	264,000	277,121
Southern Co. (The), 5.70%, 10/15/2032	126,000	131,486
	Principal Amount	Value
Electric Utilities-(continued)
Southwestern Electric Power Co., 5.30%, 04/01/2033(b)	$219,000	$219,990
Tampa Electric Co., 4.90%, 03/01/2029	1,019,000	1,030,105
Virginia Electric and Power Co.
5.00%, 04/01/2033(b)	238,000	239,029
5.35%, 01/15/2054	779,000	777,860
Vistra Operations Co. LLC
7.75%, 10/15/2031(c)	1,089,000	1,132,054
6.95%, 10/15/2033(c)	651,000	688,482
		53,152,896
Electrical Components & Equipment-0.41%
Regal Rexnord Corp.
6.30%, 02/15/2030(c)	156,000	160,408
6.40%, 04/15/2033(c)	597,000	620,843
Sensata Technologies B.V.
4.00%, 04/15/2029(b)(c)	2,179,000	1,996,895
5.88%, 09/01/2030(b)(c)	411,000	406,513
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(c)	1,810,000	1,878,599
		5,063,258
Electronic Manufacturing Services-0.22%
EMRLD Borrower L.P./ Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(c)	2,620,000	2,649,658
Environmental & Facilities Services-0.67%
Clean Harbors, Inc., 6.38%, 02/01/2031(b)(c)	639,000	647,925
GFL Environmental, Inc. (Canada), 6.75%, 01/15/2031(c)	1,237,000	1,266,723
Republic Services, Inc.
4.88%, 04/01/2029	1,416,000	1,434,353
5.00%, 12/15/2033	979,000	988,567
5.00%, 04/01/2034	149,000	150,618
Veralto Corp.
5.50%, 09/18/2026(c)	1,939,000	1,967,273
5.35%, 09/18/2028(c)	962,000	982,644
5.45%, 09/18/2033(c)	730,000	748,948
		8,187,051
Financial Exchanges & Data-0.11%
Intercontinental Exchange, Inc.
4.95%, 06/15/2052	121,000	116,690
5.20%, 06/15/2062	289,000	291,185
Nasdaq, Inc.
5.35%, 06/28/2028	167,000	171,331
5.55%, 02/15/2034	306,000	317,487
5.95%, 08/15/2053	126,000	134,760
6.10%, 06/28/2063(b)	295,000	318,559
		1,350,012
Gas Utilities-0.10%
Atmos Energy Corp.
5.90%, 11/15/2033(b)	381,000	412,790
6.20%, 11/15/2053(b)	296,000	339,177
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	370,000	378,930
Southwest Gas Corp., 5.45%, 03/23/2028	157,000	160,465
		1,291,362
Health Care Facilities-0.10%
HCA, Inc., 5.90%, 06/01/2053	552,000	562,207

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Health Care Facilities-(continued)
UPMC
5.04%, 05/15/2033	$436,000	$439,162
5.38%, 05/15/2043	166,000	168,413
		1,169,782
Health Care Services-0.27%
CVS Health Corp.
5.00%, 01/30/2029	467,000	472,642
5.25%, 01/30/2031	115,000	117,086
5.30%, 06/01/2033(b)	554,000	561,566
6.00%, 06/01/2063(b)	211,000	218,089
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	920,000	616,767
Series 2032, 2.04%, 01/01/2032	334,000	273,362
Series 2042, 2.72%, 01/01/2042	376,000	270,281
Quest Diagnostics, Inc., 6.40%, 11/30/2033(b)	700,000	767,702
		3,297,495
Highways & Railtracks-0.02%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(c)	355,920	308,539
Home Improvement Retail-0.17%
Home Depot, Inc. (The), 4.90%, 04/15/2029(b)	1,580,000	1,618,386
Lowe’s Cos., Inc.
5.00%, 04/15/2033(b)	244,000	247,417
5.75%, 07/01/2053	130,000	137,627
5.80%, 09/15/2062	51,000	53,526
5.85%, 04/01/2063	7,000	7,382
		2,064,338
Hotels, Resorts & Cruise Lines-0.13%
Carnival Corp., 7.00%, 08/15/2029(c)	448,000	466,208
Marriott International, Inc.
5.55%, 10/15/2028	756,000	779,186
4.90%, 04/15/2029	336,000	338,205
		1,583,599
Independent Power Producers & Energy Traders-0.37%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(c)	534,000	418,356
Vistra Corp.
7.00%(b)(c)(d)(e)	796,000	773,067
Series C, 8.88%(c)(d)(e)	3,223,000	3,327,748
		4,519,171
Industrial Conglomerates-0.02%
Bidvest Group (UK) PLC (The) (South Africa), 3.63%, 09/23/2026(c)	329,000	307,085
Industrial Machinery & Supplies & Components-0.17%
Ingersoll Rand, Inc.
5.40%, 08/14/2028	138,000	141,617
5.70%, 08/14/2033(b)	780,000	815,136
Nordson Corp.
5.60%, 09/15/2028	210,000	216,514
5.80%, 09/15/2033	375,000	396,437
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	519,000	533,067
		2,102,771
	Principal Amount	Value
Industrial REITs-0.47%
LXP Industrial Trust, 6.75%, 11/15/2028	$350,000	$365,951
Prologis L.P.
4.88%, 06/15/2028(b)	360,000	365,100
5.13%, 01/15/2034	347,000	352,724
5.00%, 03/15/2034	3,144,000	3,160,189
5.25%, 06/15/2053(b)	806,000	814,491
5.25%, 03/15/2054(b)	754,000	761,948
		5,820,403
Insurance Brokers-0.23%
Arthur J. Gallagher & Co.
6.50%, 02/15/2034	515,000	565,394
6.75%, 02/15/2054	554,000	641,629
Marsh & McLennan Cos., Inc.
5.40%, 09/15/2033(b)	697,000	730,271
5.45%, 03/15/2053	160,000	166,344
5.70%, 09/15/2053	619,000	667,107
		2,770,745
Integrated Oil & Gas-0.91%
BP Capital Markets America, Inc.
4.70%, 04/10/2029(b)	3,825,000	3,849,628
4.81%, 02/13/2033	141,000	140,935
Ecopetrol S.A. (Colombia)
8.88%, 01/13/2033(b)	1,780,000	1,880,789
8.38%, 01/19/2036	2,304,000	2,334,816
Occidental Petroleum Corp., 4.63%, 06/15/2045	392,000	321,759
Petroleos Mexicanos (Mexico)
8.75%, 06/02/2029(b)	939,000	907,638
6.70%, 02/16/2032	954,000	779,519
10.00%, 02/07/2033(b)	915,000	905,459
		11,120,543
Integrated Telecommunication Services-0.35%
AT&T, Inc.
6.81% (3 mo. Term SOFR + 1.44%), 06/12/2024(f)	6,000	6,018
5.40%, 02/15/2034(b)	659,000	676,261
3.55%, 09/15/2055	6,000	4,278
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(c)(d)	1,870,000	1,755,179
IHS Holding Ltd. (Nigeria)
5.63%, 11/29/2026(c)	771,000	698,546
6.25%, 11/29/2028(c)	586,000	496,389
Level 3 Financing, Inc., 3.75%, 07/15/2029(c)	636,000	184,440
Sitios Latinoamerica S.A.B. de C.V. (Brazil), 5.38%, 04/04/2032(c)	512,000	477,160
Verizon Communications, Inc., 3.88%, 02/08/2029	6,000	5,806
		4,304,077
Interactive Media & Services-0.05%
Meta Platforms, Inc., 5.75%, 05/15/2063(b)	564,000	612,174

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Investment Banking & Brokerage-1.35%
Charles Schwab Corp. (The)
5.64%, 05/19/2029(d)	$490,000	$501,613
6.20%, 11/17/2029(d)	1,143,000	1,195,855
5.85%, 05/19/2034(d)	489,000	506,900
6.14%, 08/24/2034(d)	1,274,000	1,347,367
Series K, 5.00%(d)(e)	170,000	158,433
Goldman Sachs Group, Inc. (The)
6.14% (SOFR + 0.79%), 12/09/2026(f)	93,000	92,670
Series V, 4.13%(d)(e)	685,000	624,062
Series W, 7.50%(b)(d)(e)	4,418,000	4,651,576
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/2031(b)(c)	970,000	1,008,354
Morgan Stanley
5.12%, 02/01/2029(d)	156,000	156,636
5.16%, 04/20/2029(d)	1,221,000	1,229,531
5.45%, 07/20/2029(d)	278,000	283,084
6.41%, 11/01/2029(d)	907,000	961,495
5.17%, 01/16/2030(d)	850,000	857,584
5.25%, 04/21/2034(d)	1,362,000	1,363,265
5.42%, 07/21/2034(d)	606,000	614,118
5.47%, 01/18/2035(b)(d)	894,000	912,677
5.95%, 01/19/2038(d)	134,000	136,888
		16,602,108
Leisure Products-0.13%
Brunswick Corp., 5.10%, 04/01/2052	303,000	245,803
Polaris, Inc., 6.95%, 03/15/2029	1,268,000	1,347,109
		1,592,912
Life & Health Insurance-1.84%
Athene Global Funding, 5.58%, 01/09/2029(b)(c)	2,145,000	2,165,642
Corebridge Global Funding
5.90%, 09/19/2028(c)	587,000	609,535
5.20%, 01/12/2029(c)	4,661,000	4,682,583
Delaware Life Global Funding
Series 21-1, 2.66%, 06/29/2026(c)	4,125,000	3,854,302
Series 22-1, 3.31%, 03/10/2025(c)	2,375,000	2,279,469
F&G Annuities & Life, Inc., 7.40%, 01/13/2028(b)	325,000	337,737
GA Global Funding Trust, 5.50%, 01/08/2029(c)	1,548,000	1,558,373
MAG Mutual Holding Co., 4.75%, 04/30/2041(c)(h)	3,179,000	2,681,614
MetLife, Inc.
9.25%, 04/08/2038(c)	350,000	403,231
5.25%, 01/15/2054	427,000	435,580
Pacific Life Global Funding II, 6.15% (SOFR + 0.80%), 03/30/2025(c)(f)	834,000	835,742
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(c)	18,000	12,009
Principal Financial Group, Inc., 5.38%, 03/15/2033	303,000	311,795
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(c)(d)(e)	2,373,000	2,378,658
		22,546,270
Managed Health Care-0.26%
Humana, Inc.
5.75%, 12/01/2028	451,000	467,523
5.95%, 03/15/2034	1,350,000	1,424,574
	Principal Amount	Value
Managed Health Care-(continued)
UnitedHealth Group, Inc.
5.25%, 02/15/2028(b)	$210,000	$216,821
5.30%, 02/15/2030(b)	355,000	368,372
5.35%, 02/15/2033	306,000	320,293
5.05%, 04/15/2053(b)	234,000	232,715
5.20%, 04/15/2063	192,000	192,595
		3,222,893
Marine Transportation-0.12%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(c)	505,000	525,806
Stena International S.A. (Sweden), 7.25%, 01/15/2031(c)	936,000	937,311
		1,463,117
Movies & Entertainment-0.05%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	236,000	209,353
5.14%, 03/15/2052	170,000	146,228
5.39%, 03/15/2062	256,000	220,511
		576,092
Multi-Family Residential REITs-0.09%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	1,066,000	1,096,694
Multi-line Insurance-0.08%
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(c)	967,000	978,083
Multi-Utilities-0.35%
Ameren Illinois Co., 4.95%, 06/01/2033(b)	283,000	286,070
Black Hills Corp., 6.15%, 05/15/2034	1,273,000	1,337,327
Dominion Energy, Inc., 5.38%, 11/15/2032(b)	354,000	359,308
NiSource, Inc., 5.25%, 03/30/2028	110,000	112,244
Public Service Enterprise Group, Inc.
5.88%, 10/15/2028(b)	1,152,000	1,204,772
6.13%, 10/15/2033	718,000	768,025
WEC Energy Group, Inc., 5.15%, 10/01/2027	180,000	182,558
		4,250,304
Office REITs-0.55%
Brandywine Operating Partnership L.P., 7.80%, 03/15/2028(b)	660,000	674,211
Office Properties Income Trust, 4.25%, 05/15/2024(b)	602,000	592,392
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	5,108,000	5,440,878
		6,707,481
Oil & Gas Drilling-0.03%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033(b)	393,000	420,197
Oil & Gas Equipment & Services-0.08%
Northern Natural Gas Co., 5.63%, 02/01/2054(c)	560,000	572,084
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(c)	734,000	391,967
		964,051
Oil & Gas Exploration & Production-0.61%
Apache Corp., 7.75%, 12/15/2029	250,000	271,826

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Oil & Gas Exploration & Production-(continued)
Civitas Resources, Inc.
8.38%, 07/01/2028(c)	$959,000	$1,009,791
8.75%, 07/01/2031(c)	993,000	1,056,904
ConocoPhillips Co.
5.55%, 03/15/2054	636,000	665,067
5.70%, 09/15/2063	538,000	569,857
Murphy Oil Corp., 6.38%, 07/15/2028	592,000	593,311
Rockcliff Energy II LLC, 5.50%, 10/15/2029(c)	1,058,000	985,897
Southwestern Energy Co., 5.38%, 03/15/2030	584,000	564,868
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(c)	740,000	765,375
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(c)	1,278,000	1,070,473
		7,553,369
Oil & Gas Refining & Marketing-0.47%
Cosan Luxembourg S.A. (Brazil), 7.50%, 06/27/2030(b)(c)	1,610,000	1,658,368
CVR Energy, Inc., 8.50%, 01/15/2029(c)	3,708,000	3,715,694
Phillips 66 Co., 5.30%, 06/30/2033	419,000	428,695
		5,802,757
Oil & Gas Storage & Transportation-2.40%
Antero Midstream Partners L.P./ Antero Midstream Finance Corp., 6.63%, 02/01/2032(c)	1,706,000	1,696,796
Cheniere Energy Partners L.P., 5.95%, 06/30/2033(b)(c)	344,000	351,730
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(c)	221,000	226,089
Enbridge, Inc. (Canada)
5.99% (SOFR + 0.63%), 02/16/2024(f)	395,000	395,044
5.70%, 03/08/2033(b)	385,000	397,386
7.38%, 01/15/2083(d)	244,000	244,142
7.63%, 01/15/2083(d)	243,000	246,188
8.50%, 01/15/2084(d)	654,000	700,823
Series NC5, 8.25%, 01/15/2084(b)(d)	1,035,000	1,073,905
Energy Transfer L.P.
6.05%, 12/01/2026	602,000	618,782
5.50%, 06/01/2027	107,000	108,585
6.10%, 12/01/2028(b)	370,000	386,962
6.40%, 12/01/2030	271,000	288,845
6.55%, 12/01/2033	499,000	538,426
5.55%, 05/15/2034(b)	1,946,000	1,958,685
5.80%, 06/15/2038	4,000	4,055
6.00%, 06/15/2048	4,000	4,031
5.95%, 05/15/2054	1,473,000	1,478,345
8.00%, 05/15/2054(b)(d)	1,072,000	1,110,029
Genesis Energy L.P./Genesis Energy Finance Corp.
8.25%, 01/15/2029	518,000	532,942
8.88%, 04/15/2030(b)	460,000	481,586
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia)
6.13%, 02/23/2038(c)	770,000	789,050
6.51%, 02/23/2042(c)	970,000	994,775
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Kinder Morgan, Inc.
7.80%, 08/01/2031	$87,000	$98,955
4.80%, 02/01/2033	139,000	133,246
5.20%, 06/01/2033	375,000	372,242
5.45%, 08/01/2052(b)	290,000	276,457
MPLX L.P.
5.00%, 03/01/2033	236,000	230,993
4.95%, 03/14/2052	149,000	132,533
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029(c)	560,000	563,230
8.38%, 02/15/2032(c)	1,680,000	1,693,471
ONEOK, Inc.
5.65%, 11/01/2028	242,000	249,911
5.80%, 11/01/2030	396,000	411,793
6.05%, 09/01/2033(b)	832,000	873,999
6.63%, 09/01/2053	908,000	1,001,301
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	547,000	573,197
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(c)	2,490,000	2,485,813
Targa Resources Corp., 6.25%, 07/01/2052	118,000	122,149
TMS Issuer S.a.r.l. (Saudi Arabia), 5.78%, 08/23/2032(c)	400,000	412,981
Venture Global LNG, Inc.
9.50%, 02/01/2029(c)	1,414,000	1,502,607
9.88%, 02/01/2032(c)	1,450,000	1,525,765
Western Midstream Operating L.P., 6.15%, 04/01/2033(b)	444,000	458,001
Williams Cos., Inc. (The)
5.30%, 08/15/2028(b)	1,316,000	1,341,562
5.65%, 03/15/2033	394,000	409,179
		29,496,586
Other Specialty Retail-0.01%
Tractor Supply Co., 5.25%, 05/15/2033(b)	165,000	167,817
Packaged Foods & Meats-0.32%
Bimbo Bakeries USA, Inc. (Mexico), 6.05%, 01/15/2029(c)	1,004,000	1,047,855
General Mills, Inc., 5.50%, 10/17/2028	779,000	806,080
J.M. Smucker Co. (The), 6.20%, 11/15/2033(b)	397,000	429,944
McCormick & Co., Inc., 4.95%, 04/15/2033(b)	157,000	156,940
Minerva Luxembourg S.A. (Brazil)
4.38%, 03/18/2031(c)	78,000	64,290
8.88%, 09/13/2033(b)(c)	1,370,000	1,437,928
		3,943,037
Paper & Plastic Packaging Products & Materials-0.04%
Berry Global, Inc., 4.88%, 07/15/2026(c)	83,000	81,721
Sealed Air Corp., 7.25%, 02/15/2031(c)	452,000	473,104
		554,825

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Passenger Airlines-0.29%
American Airlines Pass-Through Trust
Series 2021-1, Class A, 2.88%, 07/11/2034	$261,157	$222,648
Series 2021-1, Class B, 3.95%, 07/11/2030	1,428,980	1,278,088
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(c)	607,631	526,457
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/2025(c)	167,399	165,469
4.75%, 10/20/2028(c)	137,200	135,185
United Airlines Pass-Through Trust
5.80%, 07/15/2037	1,098,000	1,119,109
Series 2020-1, Class A, 5.88%, 10/15/2027	59,298	59,882
		3,506,838
Personal Care Products-0.15%
Kenvue, Inc.
5.05%, 03/22/2028	211,000	215,844
5.00%, 03/22/2030	587,000	601,698
4.90%, 03/22/2033(b)	598,000	610,373
5.10%, 03/22/2043(b)	206,000	211,345
5.20%, 03/22/2063	199,000	202,550
		1,841,810
Pharmaceuticals-0.58%
Bayer US Finance LLC (Germany), 6.38%, 11/21/2030(c)	1,487,000	1,518,429
Bristol-Myers Squibb Co.
5.75%, 02/01/2031	746,000	793,118
5.90%, 11/15/2033(b)	600,000	648,252
6.25%, 11/15/2053(b)	598,000	677,199
6.40%, 11/15/2063	962,000	1,106,515
Merck & Co., Inc.
4.30%, 05/17/2030	1,072,000	1,065,160
4.90%, 05/17/2044	871,000	871,171
5.00%, 05/17/2053(b)	235,000	235,608
5.15%, 05/17/2063	150,000	152,673
		7,068,125
Property & Casualty Insurance-0.02%
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	223,000	237,703
Rail Transportation-0.25%
CSX Corp., 6.15%, 05/01/2037	270,000	300,774
Norfolk Southern Corp.
5.05%, 08/01/2030(b)	527,000	538,143
5.55%, 03/15/2034	572,000	602,549
5.35%, 08/01/2054(b)	480,000	490,063
5.95%, 03/15/2064	724,000	794,936
Union Pacific Corp., 5.15%, 01/20/2063	296,000	297,245
		3,023,710
Real Estate Development-0.00%
Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(c)(g)	530,000	53,811
Regional Banks-1.15%
Citizens Financial Group, Inc.
5.84%, 01/23/2030(d)	1,288,000	1,297,397
5.64%, 05/21/2037(d)	201,000	190,335
	Principal Amount	Value
Regional Banks-(continued)
Huntington Bancshares, Inc., 6.21%, 08/21/2029(d)	$1,357,000	$1,403,390
M&T Bank Corp., 5.05%, 01/27/2034(b)(d)	236,000	222,737
Morgan Stanley Bank N.A.
4.75%, 04/21/2026	1,048,000	1,049,310
5.88%, 10/30/2026	1,654,000	1,701,175
Truist Financial Corp.
6.05%, 06/08/2027(d)	458,000	466,687
4.87%, 01/26/2029(b)(d)	254,000	251,208
7.16%, 10/30/2029(b)(d)	1,726,000	1,864,531
5.44%, 01/24/2030(d)	1,444,000	1,456,816
4.92%, 07/28/2033(d)	331,000	311,508
6.12%, 10/28/2033(d)	182,000	189,118
5.12%, 01/26/2034(d)	242,000	235,717
5.87%, 06/08/2034(d)	493,000	505,236
5.71%, 01/24/2035(d)	2,918,000	2,968,404
		14,113,569
Reinsurance-0.31%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(c)(d)	929,000	827,833
RenaissanceRe Holdings Ltd. (Bermuda), 5.75%, 06/05/2033(b)	2,915,000	2,959,947
		3,787,780
Restaurants-0.45%
Arcos Dorados B.V. (Brazil), 6.13%, 05/27/2029(c)	796,000	788,558
McDonald’s Corp.
4.80%, 08/14/2028(b)	2,183,000	2,217,836
4.95%, 08/14/2033(b)	1,553,000	1,582,801
5.45%, 08/14/2053(b)	848,000	883,815
		5,473,010
Retail REITs-0.13%
Kite Realty Group L.P., 5.50%, 03/01/2034(b)	369,000	367,723
NNN REIT, Inc., 5.60%, 10/15/2033	284,000	290,703
Realty Income Corp.
2.20%, 06/15/2028	6,000	5,398
5.63%, 10/13/2032	140,000	145,397
Regency Centers L.P., 5.25%, 01/15/2034(b)	739,000	740,110
		1,549,331
Self-Storage REITs-0.23%
Extra Space Storage L.P.
5.70%, 04/01/2028	153,000	156,739
5.40%, 02/01/2034	1,410,000	1,411,109
Public Storage Operating Co.
5.13%, 01/15/2029	115,000	118,041
5.10%, 08/01/2033	665,000	678,268
5.35%, 08/01/2053(b)	399,000	409,620
		2,773,777
Semiconductors-0.19%
Foundry JV Holdco LLC, 5.88%, 01/25/2034(c)	1,373,000	1,415,432
Micron Technology, Inc.
4.98%, 02/06/2026	4,000	4,007
5.30%, 01/15/2031	876,000	885,371
		2,304,810

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Single-Family Residential REITs-0.10%
American Homes 4 Rent L.P., 2.38%, 07/15/2031	$6,000	$4,935
Sun Communities Operating L.P., 5.50%, 01/15/2029	1,155,000	1,166,779
		1,171,714
Sovereign Debt-4.12%
Brazilian Government International Bond (Brazil)
6.13%, 03/15/2034	6,435,000	6,385,715
7.13%, 05/13/2054	7,345,000	7,350,597
Colombia Government International Bond (Colombia), 7.50%, 02/02/2034	650,000	666,405
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(c)	1,855,000	1,945,714
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(c)	1,119,000	500,473
Hungary Government International Bond (Hungary), 5.50%, 03/26/2036(c)	2,750,000	2,699,636
Indonesia Government International Bond (Indonesia), 5.10%, 02/10/2054(b)	3,190,000	3,094,070
Ivory Coast Government International Bond (Ivory Coast), 7.63%, 01/30/2033(c)	2,205,000	2,188,551
Mexico Government International Bond (Mexico)
6.35%, 02/09/2035	620,000	646,284
6.00%, 05/07/2036	2,470,000	2,519,930
6.34%, 05/04/2053(b)	2,226,000	2,224,451
6.40%, 05/07/2054	2,842,000	2,866,103
Paraguay Government International Bond (Paraguay), 5.40%, 03/30/2050(c)	1,200,000	1,035,609
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(c)	1,886,000	1,423,310
Qatar Government International Bond (Qatar), 3.38%, 03/14/2024(c)	200,000	199,445
Republic of Uzbekistan International Bond (Uzbekistan), 7.85%, 10/12/2028(c)	600,000	624,960
Romanian Government International Bond (Romania)
6.63%, 02/17/2028(c)	932,000	967,020
5.88%, 01/30/2029(b)(c)	1,494,000	1,510,899
7.13%, 01/17/2033(c)	536,000	579,882
6.38%, 01/30/2034(c)	3,406,000	3,485,309
Saudi Government International Bond (Saudi Arabia)
4.75%, 01/16/2030(c)	2,100,000	2,104,809
5.00%, 01/16/2034(c)	2,042,000	2,036,452
5.75%, 01/16/2054(c)	2,612,000	2,579,898
Trinidad & Tobago Government International Bond (Trinidad), 5.95%, 01/14/2031(c)	885,000	902,036
		50,537,558
Specialized Finance-0.06%
Blackstone Private Credit Fund, 6.25%, 01/25/2031(c)	795,000	791,625
Steel-0.06%
POSCO (South Korea), 5.63%, 01/17/2026(c)	774,000	780,425
	Principal Amount	Value
Systems Software-0.09%
Oracle Corp.
6.25%, 11/09/2032(b)	$220,000	$237,383
4.90%, 02/06/2033(b)	394,000	390,078
6.90%, 11/09/2052	261,000	306,775
5.55%, 02/06/2053(b)	213,000	211,823
		1,146,059
Technology Hardware, Storage & Peripherals-0.02%
Leidos, Inc., 5.75%, 03/15/2033	244,000	251,956
Telecom Tower REITs-0.09%
SBA Communications Corp., 3.88%, 02/15/2027(b)	1,190,000	1,136,427
Tobacco-0.37%
B.A.T Capital Corp. (United Kingdom)
7.08%, 08/02/2043	336,000	356,844
7.08%, 08/02/2053	227,000	241,211
Philip Morris International, Inc.
4.88%, 02/15/2028(b)	980,000	988,424
5.25%, 09/07/2028	824,000	845,498
5.75%, 11/17/2032	66,000	69,118
5.38%, 02/15/2033(b)	1,215,000	1,240,732
5.63%, 09/07/2033(b)	832,000	862,978
		4,604,805
Trading Companies & Distributors-0.37%
Avolon Holdings Funding Ltd. (Ireland)
6.38%, 05/04/2028(c)	1,028,000	1,052,122
5.75%, 03/01/2029(c)	2,247,000	2,243,689
Triton Container International Ltd. (Bermuda), 3.15%, 06/15/2031(c)	1,481,000	1,191,035
		4,486,846
Transaction & Payment Processing Services-0.19%
Fiserv, Inc.
5.38%, 08/21/2028	938,000	962,121
5.63%, 08/21/2033	715,000	745,080
Mastercard, Inc., 4.85%, 03/09/2033(b)	589,000	605,241
		2,312,442
Wireless Telecommunication Services-0.36%
T-Mobile USA, Inc.
5.05%, 07/15/2033	325,000	325,497
5.75%, 01/15/2034(b)	835,000	880,142
5.65%, 01/15/2053	472,000	487,590
6.00%, 06/15/2054(b)	269,000	294,258
5.50%, 01/15/2055(b)	916,000	927,516
Vodafone Group PLC (United Kingdom)
4.13%, 06/04/2081(b)(d)	882,000	767,242
5.13%, 06/04/2081(d)	1,011,000	765,701
		4,447,946
Total U.S. Dollar Denominated Bonds & Notes (Cost $575,483,534)		581,429,261
U.S. Government Sponsored Agency Mortgage-Backed Securities-31.01%
Collateralized Mortgage Obligations-0.39%
Freddie Mac Military Housing Bonds Resecuritization Trust Ctfs., Series 2015-R1, Class B1, 5.25%, 11/25/2055(c)(i)	901,073	854,190

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Collateralized Mortgage Obligations-(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series 2015-K042, Class X1, IO, 1.14%, 12/25/2024(j)	$4,026,571	$22,362
Series 2017-K066, Class AM, 3.20%, 06/25/2027	250,000	241,080
Series 2017-KGX1, Class AFX, 3.00%, 10/25/2027	1,000,000	951,732
Series 2018-K074, Class AM, 3.60%, 02/25/2028	1,000,000	969,998
Series 2018-K154, Class A3, 3.46%, 11/25/2032(i)	1,000,000	925,050
Series K038, Class X1, IO, 1.19%, 03/25/2024(j)	1,187,614	467
Freddie Mac STRIPS, 0.00%, 09/15/2030(k)	350,000	263,316
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class HT, 3.25%, 07/25/2056(l)	258,751	224,303
Series 2017-4, Class HT, 3.25%, 06/25/2057(l)	388,893	348,309
		4,800,807
Federal Home Loan Mortgage Corp. (FHLMC)-1.85%
0.00%, 12/14/2029(k)	150,000	117,858
3.55%, 10/01/2033	460,249	421,634
3.00%, 10/01/2034	221,608	210,086
4.00%, 11/01/2048 to 07/01/2049	250,952	239,773
3.50%, 08/01/2049	1,652,737	1,527,336
6.00%, 06/01/2053 to 08/01/2053	13,412,078	13,702,349
5.50%, 07/01/2053	6,478,083	6,533,719
		22,752,755
Federal National Mortgage Association (FNMA)-1.29%
2.82%, 10/01/2029	480,399	444,616
2.90%, 11/01/2029	489,821	452,451
3.08%, 10/01/2032	750,000	678,702
3.31%, 01/01/2033	983,515	905,253
2.50%, 10/01/2034 to 12/01/2034	2,097,723	1,953,039
3.50%, 05/01/2047 to 06/01/2047	1,583,023	1,472,682
4.00%, 11/01/2047	71,212	68,591
3.00%, 09/01/2049 to 10/01/2049	2,907,767	2,589,372
5.50%, 09/01/2053	7,262,723	7,314,153
		15,878,859
Government National Mortgage Association (GNMA)-3.80%
4.00%, 07/20/2049	41,856	40,182
TBA, 2.00%, 02/01/2054(m)	6,645,000	5,535,319
TBA, 2.50%, 02/01/2054(m)	5,400,000	4,669,614
TBA, 4.50%, 02/01/2054(m)	20,713,000	20,168,864
TBA, 5.50%, 02/01/2054(m)	16,111,000	16,216,567
		46,630,546
Uniform Mortgage-Backed Securities-23.68%
TBA, 1.50%, 02/01/2039(m)	8,760,000	7,661,516
TBA, 2.00%, 02/01/2039(m)	4,687,000	4,207,648
TBA, 2.50%, 02/01/2054(m)	27,877,711	23,447,146
TBA, 3.00%, 02/01/2054(m)	13,373,242	11,706,811
TBA, 3.50%, 02/01/2054(m)	45,101,671	41,052,916
TBA, 4.00%, 02/01/2054(m)	37,432,361	35,238,220
TBA, 4.50%, 02/01/2054(m)	24,304,732	23,501,527
TBA, 5.00%, 02/01/2054(m)	59,479,456	58,709,612
	Principal Amount	Value
Uniform Mortgage-Backed Securities-(continued)
TBA, 5.50%, 02/01/2054(m)	$30,000,000	$30,090,079
TBA, 6.00%, 02/01/2054(m)	54,327,141	55,079,445
		290,694,920
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $380,992,865)		380,757,887
U.S. Treasury Securities-21.53%
U.S. Treasury Bills-0.40%(n)
4.79%–5.27%, 04/18/2024(o)	4,956,000	4,900,906
U.S. Treasury Bonds-7.03%
4.75%, 11/15/2043	7,503,800	7,945,821
4.13%, 08/15/2053	79,750,100	78,441,700
		86,387,521
U.S. Treasury Notes-14.10%
4.25%, 01/31/2026	10,198,000	10,203,577
4.00%, 01/15/2027	11,379,500	11,377,722
3.75%, 12/31/2028	350,000	348,045
4.00%, 01/31/2029	47,607,500	47,897,608
4.00%, 01/31/2031	12,870,500	12,938,875
4.50%, 11/15/2033	86,498,100	90,336,453
		173,102,280
Total U.S. Treasury Securities (Cost $253,785,372)		264,390,707

Asset-Backed Securities-16.62%
AGL CLO 29 Ltd. (Jersey), Series 2024-29A, Class A1, 0.00%, 04/21/2037(c)(f)	6,019,000	6,023,514
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(c)	4,460,000	4,047,313
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(c)(i)	64,834	61,748
Series 2020-3, Class A1, 1.69%, 04/25/2065(c)(i)	214,717	200,453
Series 2020-5, Class A1, 1.37%, 05/25/2065(c)(i)	244,955	228,554
Series 2021-3, Class A1, 1.07%, 05/25/2066(c)(i)	1,081,778	919,060
Series 2022-1, Class A1, 2.88%, 12/25/2066(c)(l)	2,537,458	2,304,452
Series 2023-6, Class A1, 6.50%, 12/25/2067(c)(l)	841,874	851,091
Avis Budget Rental Car Funding (AESOP) LLC
Series 2023-1A, Class A, 5.25%, 04/20/2029(c)	718,000	722,605
Series 2023-4A, Class A, 5.49%, 06/20/2029(c)	2,738,000	2,778,042
Bain Capital Credit CLO Ltd. (Cayman Islands)
Series 2017-2A, Class AR2, 6.77% (3 mo. Term SOFR + 1.44%), 07/25/2034(c)(f)	3,000,000	3,002,034

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value

Series 2021-1A, Class A, 6.62% (3 mo. Term SOFR + 1.32%), 04/18/2034(c)(f)	$3,000,000	$3,001,302
Series 2022-1A, Class A1, 6.62% (3 mo. Term SOFR + 1.32%), 04/18/2035(c)(f)	1,692,000	1,691,428
Bayview MSR Opportunity Master Fund Trust
Series 2021-4, Class A3, 3.00%, 10/25/2051(c)(i)	1,668,140	1,417,220
Series 2021-4, Class A4, 2.50%, 10/25/2051(c)(i)	1,668,140	1,360,230
Series 2021-4, Class A8, 2.50%, 10/25/2051(c)(i)	1,537,187	1,357,198
Series 2021-5, Class A1, 3.00%, 11/25/2051(c)(i)	1,852,521	1,578,479
Series 2021-5, Class A2, 2.50%, 11/25/2051(c)(i)	2,260,493	1,848,874
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 5.73% (1 mo. Term SOFR + 0.39%), 11/25/2036(f)	103,794	101,453
Benchmark Mortgage Trust
Series 2018-B3, Class C, 4.67%, 04/10/2051(i)	2,500,000	1,948,094
Series 2019-B14, Class C, 3.90%, 12/15/2062(i)	930,000	663,235
Series 2019-B15, Class B, 3.56%, 12/15/2072	2,000,000	1,598,763
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(c)(i)	309,317	288,733
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060(c)(i)	1,015,781	941,105
BX Commercial Mortgage Trust
Series 2021-VOLT, Class C, 6.55% (1 mo. Term SOFR + 1.21%), 09/15/2036(c)(f)	3,005,000	2,955,602
Series 2021-VOLT, Class D, 7.10% (1 mo. Term SOFR + 1.76%), 09/15/2036(c)(f)	8,799,000	8,646,152
BX Trust
Series 2021-LGCY, Class B, 6.30% (1 mo. Term SOFR + 0.97%), 10/15/2036(c)(f)	10,000,000	9,780,224
Series 2022-LBA6, Class A, 6.33% (1 mo. Term SOFR + 1.00%), 01/15/2039(c)(f)	2,085,000	2,069,875
Series 2022-LBA6, Class B, 6.63% (1 mo. Term SOFR + 1.30%), 01/15/2039(c)(f)	1,285,000	1,272,008
Series 2022-LBA6, Class C, 6.93% (1 mo. Term SOFR + 1.60%), 01/15/2039(c)(f)	690,000	682,313
Carlyle US CLO Ltd. (Cayman Islands), Series 2021-1A, Class A1, 6.72% (3 mo. Term SOFR + 1.40%), 04/15/2034(c)(f)	2,458,000	2,459,084
CarMax Auto Owner Trust, Series 2024-1, Class A3, 4.92%, 10/16/2028	3,710,000	3,729,857
	Principal Amount	Value

Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(c)(i)	$80,240	$71,573
CIFC Funding Ltd. (Cayman Islands)
Series 2014-5A, Class A1R2, 6.78% (3 mo. Term SOFR + 1.46%), 10/17/2031(c)(f)	1,281,000	1,281,872
Series 2016-1A, Class ARR, 6.75% (3 mo. Term SOFR + 1.34%), 10/21/2031(c)(f)	957,000	957,369
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class B, 4.18%, 07/10/2047(i)	184,000	177,487
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV3, Class A3, 2.50%, 05/25/2051(c)(i)	1,706,404	1,395,681
COLT Mortgage Loan Trust
Series 2020-2, Class A1, 1.85%, 03/25/2065(c)(i)	2,730	2,717
Series 2022-1, Class A1, 2.28%, 12/27/2066(c)(i)	1,422,450	1,250,918
Series 2022-2, Class A1, 2.99%, 02/25/2067(c)(l)	1,504,093	1,385,493
Credit Suisse Mortgage Capital Trust
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(c)(i)	454,253	387,603
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(c)(i)	247,960	217,044
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(c)(i)	1,928,160	1,809,863
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(c)(i)	1,160,000	1,022,833
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	1,459,000	1,239,096
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(c)	2,050,000	2,052,323
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(c)	1,920,000	1,768,548
Dryden 93 CLO Ltd. (Cayman Islands), Series 2021-93A, Class A1A, 6.66% (3 mo. Term SOFR + 1.34%), 01/15/2034(c)(f)	532,495	532,884
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(c)(i)	174,737	165,657
Series 2020-1, Class A1, 2.01%, 05/25/2065(c)(i)	22,837	22,142
Series 2021-1, Class A1, 0.80%, 02/25/2066(c)(i)	250,643	212,677
Series 2022-1, Class A1, 2.21%, 01/25/2067(c)(i)	1,342,413	1,160,143
Extended Stay America Trust, Series 2021-ESH, Class B, 6.83% (1 mo. Term SOFR + 1.49%), 07/15/2038(c)(f)	636,669	631,766
Flagstar Mortgage Trust
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(c)(i)	2,778,791	2,441,701
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(c)(i)	1,000,761	881,954

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value

Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(c)	$2,515,295	$2,538,852
GCAT Trust, Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(c)(i)	252,275	240,914
GoldenTree Loan Management US CLO 1 Ltd. (Cayman Islands), Series 2021-9A, Class A, 6.65% (3 mo. Term SOFR + 1.33%), 01/20/2033(c)(f)	4,000,000	4,001,544
GoldenTree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class AR, 6.49% (3 mo. Term SOFR + 1.17%), 11/20/2030(c)(f)	1,422,613	1,424,125
GoldenTree Loan Management US CLO 5 Ltd. (Cayman Islands), Series 2019-5A, Class AR, 6.65% (3 mo. Term SOFR + 1.33%), 10/20/2032(c)(f)	5,000,000	5,009,700
Golub Capital Partners CLO 40(B) Ltd. (Cayman Islands), Series 2019-40A, Class AR, 6.68% (3 mo. Term SOFR + 1.35%), 01/25/2032(c)(f)	8,000,000	7,929,736
GS Mortgage Securities Trust
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	1,560,000	1,395,070
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	1,530,000	1,314,995
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(c)(i)	3,831,661	3,375,106
Hertz Vehicle Financing III L.P.
Series 2021-2A, Class A, 1.68%, 12/27/2027(c)	539,000	492,596
Series 2021-2A, Class B, 2.12%, 12/27/2027(c)	286,000	261,488
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025(c)	175,000	169,510
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(c)	750,000	756,274
IP Lending III Ltd. (Cayman Islands), Series 2022-3A, Class SNR, 3.38%, 11/02/2026(c)(h)	235,840	210,834
IP Lending VII Ltd. (Bermuda), Series 2022-7A, Class SNR, 8.00%, 10/11/2027(c)(h)	2,746,000	2,773,460
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(c)(i)	2,214,508	1,832,263
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class C, 3.85%, 05/13/2053(i)	2,908,000	1,929,004
KKR CLO 27 Ltd. (Cayman Islands), Series A, 6.59% (3 mo. Term SOFR + 1.28%), 10/15/2032(c)(f)	1,927,000	1,929,875
KKR CLO 30 Ltd. (Cayman Islands), Series 30A, Class A1R, 6.60% (3 mo. Term SOFR + 1.28%), 10/17/2031(c)(f)	5,000,000	5,003,520
	Principal Amount	Value

Life Mortgage Trust
Series 2021-BMR, Class B, 6.33% (1 mo. Term SOFR + 0.99%), 03/15/2038(c)(f)	$1,213,968	$1,196,787
Series 2021-BMR, Class C, 6.55% (1 mo. Term SOFR + 1.21%), 03/15/2038(c)(f)	491,485	483,379
Madison Park Funding XXXIII Ltd. (Cayman Islands), Series 2019-33A, Class AR, 6.60% (3 mo. Term SOFR + 1.29%), 10/15/2032(c)(f)	2,321,000	2,321,877
Med Trust, Series 2021-MDLN, Class A, 6.40% (1 mo. Term SOFR + 1.06%), 11/15/2038(c)(f)	1,353,504	1,341,214
Mello Mortgage Capital Acceptance Trust
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(c)(i)	1,007,181	885,782
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(c)(i)	1,051,588	923,533
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(c)(i)	3,957,847	3,419,605
MHP Commercial Mortgage Trust, Series 2021-STOR, Class B, 6.35% (1 mo. Term SOFR + 1.01%), 07/15/2038(c)(f)	615,000	606,723
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.67%, 10/15/2048(i)	1,032,000	970,967
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/2052	1,580,000	1,403,772
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman Islands), Series 2021-40A, Class A, 6.64% (3 mo. Term SOFR + 1.32%), 04/16/2033(c)(f)	1,023,000	1,023,626
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(c)(i)	138,906	129,565
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(c)(i)	437,482	403,680
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(c)(i)	1,414,418	1,297,596
OBX Trust
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(c)(i)	1,665,139	1,447,137
Series 2022-NQM2, Class A1, 2.96%, 01/25/2062(c)(i)	2,180,871	2,019,163
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(c)(l)	1,360,742	1,273,077
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(c)(l)	1,415,000	1,221,815
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(c)(i)	1,106,145	978,226
OCP CLO Ltd. (Cayman Islands)
Series 2017-13A, Class A1AR, 6.54% (3 mo. Term SOFR + 1.22%), 07/15/2030(c)(f)	2,826,988	2,829,111
Series 2020-8RA, Class A1, 6.80% (3 mo. Term SOFR + 1.48%), 01/17/2032(c)(f)	1,730,000	1,733,744

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value

Octagon Investment Partners 31 Ltd. (Cayman Islands), Series 2017-1A, Class AR, 6.63% (3 mo. Term SOFR + 1.31%), 07/20/2030(c)(f)	$2,933,206	$2,934,273
Octagon Investment Partners 49 Ltd. (Cayman Islands), Series 2020-5A, Class A1, 6.80% (3 mo. Term SOFR + 1.48%), 01/15/2033(c)(f)	3,000,000	3,005,160
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(c)	457,000	395,060
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(c)(i)	1,806,953	1,495,695
PPM CLO 3 Ltd. (United Kingdom), Series 2019-3A, Class AR, 6.67% (3 mo. Term SOFR + 1.35%), 04/17/2034(c)(f)	250,000	249,796
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(c)	6,399,000	6,656,633
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 6.67% (3 mo. Term SOFR + 1.30%), 02/20/2030(c)(f)	503,625	503,763
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(c)(i)	8,199	8,005
Series 2020-1, Class A1, 2.38%, 01/26/2060(c)(i)	36,678	35,093
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 03/27/2062(c)(i)	2,546,012	2,321,170
Sonic Capital LLC
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(c)	1,572,377	1,500,864
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(c)	1,797,067	1,550,748
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(c)	1,836,134	1,490,583
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(c)(i)	842,921	747,274
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(c)(i)	12,550	11,804
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(c)(i)	512,664	473,228
Series 2021-6, Class A1, 1.92%, 11/25/2066(c)(i)	2,354,723	1,990,671
Series 2022-1, Class A1, 2.45%, 12/25/2066(c)(i)	1,787,711	1,560,169
Store Master Funding I-VII, Series 2016-1A, Class A2, 4.32%, 10/20/2046(c)	433,137	406,052
Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 05/25/2046(c)	140,625	138,675
Textainer Marine Containers VII Ltd. (China), Series 2021-2A, Class A, 2.23%, 04/20/2046(c)	1,255,800	1,124,770
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(c)	2,865,000	2,727,864
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(c)	975,119	862,030
	Principal Amount	Value

Verus Securitization Trust
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(c)(i)	$11,610	$11,498
Series 2021-1, Class A1B, 1.32%, 01/25/2066(c)(i)	874,461	767,556
Series 2021-2, Class A1, 1.03%, 02/25/2066(c)(i)	1,155,587	1,009,973
Series 2021-7, Class A1, 1.83%, 10/25/2066(c)(i)	1,764,329	1,539,761
Series 2021-R1, Class A1, 0.82%, 10/25/2063(c)(i)	699,492	636,065
Series 2022-1, Class A1, 2.72%, 01/25/2067(c)(l)	1,390,082	1,261,858
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(c)	178,498	161,237
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class XA, IO, 1.57%, 01/15/2059(j)	1,288,525	28,205
Wendy’s Funding LLC, Series 2019-1A, Class A2II, 4.08%, 06/15/2049(c)	449,994	424,057
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class B, 4.53%, 10/15/2057(i)	307,000	268,817
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(c)	4,192,500	3,696,551
Total Asset-Backed Securities (Cost $218,837,636)		204,093,642

Agency Credit Risk Transfer Notes-0.52%
Fannie Mae Connecticut Avenue Securities
Series 2022-R03, Class 1M1, 7.44% (30 Day Average SOFR + 2.10%), 03/25/2042(c)(f)(p)	1,895,402	1,923,893
Series 2022-R04, Class 1M1, 7.34% (30 Day Average SOFR + 2.00%), 03/25/2042(c)(f)(p)	917,096	930,054
Series 2023-R02, Class 1M1, 7.64% (30 Day Average SOFR + 2.30%), 01/25/2043(c)(f)(p)	616,609	632,561
Freddie Mac
Series 2020-DNA5, Class M2, STACR®, 8.14% (30 Day Average SOFR + 2.80%), 10/25/2050(c)(f)(q)	235,036	238,473
Series 2022-DNA3, Class M1A, STACR®, 7.34% (30 Day Average SOFR + 2.00%), 04/25/2042(c)(f)(q)	1,287,837	1,305,163
Series 2022-HQA3, Class M1, STACR®, 7.64% (30 Day Average SOFR + 2.30%), 08/25/2042(c)(f)(q)	833,166	851,351
Series 2023-DNA1, Class M1, STACR®, 7.44% (30 Day Average SOFR + 2.10%), 03/25/2043(c)(f)(q)	529,729	539,559
Total Agency Credit Risk Transfer Notes (Cost $6,315,244)		6,421,054

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Preferred Stocks-0.39%
Diversified Banks-0.14%
Citigroup, Inc.
Series U, Pfd., 5.00%(b)(d)	1,099,000	$1,086,154
Series W, Pfd., 4.00%(d)	634,000	594,024
		1,680,178
Diversified Financial Services-0.25%
Apollo Global Management, Inc., Pfd., 7.63%(d)	111,250	3,013,762
Life & Health Insurance-0.00%
MetLife, Inc., Series G, Pfd., 3.85%(d)	16,000	15,345
Total Preferred Stocks (Cost $4,533,882)		4,709,285
	Principal Amount
U.S. Government Sponsored Agency Securities-0.19%
Fannie Mae STRIPS
0.00%, 05/15/2029(k)	$450,000	362,100
0.00%, 01/15/2030(k)	1,300,000	1,021,319
0.00%, 05/15/2030(k)	850,000	654,508
Tennessee Valley Authority
5.38%, 04/01/2056	100,000	108,481
4.25%, 09/15/2065	250,000	222,686
Total U.S. Government Sponsored Agency Securities (Cost $2,191,086)		2,369,094

Municipal Obligations-0.18%
California (State of) Health Facilities Financing Authority (Social Bonds)
Series 2022, RB, 4.19%, 06/01/2037	735,000	681,396
Series 2022, RB, 4.35%, 06/01/2041	590,000	536,821
Illinois (State of), Series 2010-1, GO Bonds, (INS - AGM), 6.63%, 02/01/2035(r)	184,615	195,771
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB, 6.57%, 07/01/2045	255,000	303,166
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	580,000	438,196
Total Municipal Obligations(s) (Cost $2,470,294)		2,155,350
	Shares		Value
Exchange-Traded Funds-0.04%
Invesco High Yield Select ETF(b)(t)		10,000	$254,361
Invesco Short Duration Bond ETF(t)		10,672	266,274
Total Exchange-Traded Funds (Cost $514,870)			520,635
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.04%(u)
Investment Banking & Brokerage-0.04%
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub B.V. (Netherlands), 8.50%, 01/15/2031(c) (Cost $464,963)	GBP	375,000	514,088
	Shares
Common Stocks & Other Equity Interests-0.00%
Agricultural Products & Services-0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032(h)(v) (Cost $0)		14	0
Options Purchased-0.03%
(Cost $477,765)†			369,900
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-117.90% (Cost $1,446,067,511)			1,447,730,903
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.35%
Invesco Private Government Fund, 5.29%(t)(w)(x)		42,202,294	42,202,294
Invesco Private Prime Fund, 5.52%(t)(w)(x)		109,293,911	109,370,417
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $151,568,288)			151,572,711
TOTAL INVESTMENTS IN SECURITIES-130.25% (Cost $1,597,635,799)			1,599,303,614
OTHER ASSETS LESS LIABILITIES-(30.25)%			(371,404,610)
NET ASSETS-100.00%			$1,227,899,004

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2024
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BDC	-Business Development Company
CLO	-Collateralized Loan Obligation
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
GBP	-British Pound Sterling
GO	-General Obligation
INS	-Insurer
IO	-Interest Only
Pfd.	-Preferred
RB	-Revenue Bonds
Ref.	-Refunding
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
STRIPS	-Separately Traded Registered Interest and Principal Security
TBA	-To Be Announced
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $398,412,930, which represented 32.45% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2024.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at January 31, 2024 was $123,156, which represented less than 1% of the Fund’s Net Assets.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2024.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2024.
(k)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(l)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(n)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(o)	$4,900,906 was pledged as collateral to cover margin requirements for open futures contracts.
(p)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(q)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(r)	Principal and/or interest payments are secured by the bond insurance company listed.
(s)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
(t)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Invesco High Yield Select ETF	$241,800	$-	$-	$12,561	$-	$254,361	$4,959
Invesco Short Duration Bond ETF	293,280	-	(33,095)	6,059	30	266,274	4,237
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2024
(Unaudited)
	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$24,387,300	$87,650,319	$(69,835,325)	$-	$-	$42,202,294	$370,788*
Invesco Private Prime Fund	64,901,672	178,625,581	(134,202,833)	1,237	44,760	109,370,417	1,012,721*
Total	$89,824,052	$266,275,900	$(204,071,253)	$19,857	$44,790	$152,093,346	$1,392,705

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(u)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(v)	Non-income producing security.
(w)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(x)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
†	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*		Value
Equity Risk
S&P 500 Index	Call	05/17/2024	36	$4,960	$17,856,000	$369,900

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Credit Default Swaptions Written
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Premiums Received	Notional Value		Value	Unrealized Appreciation
Credit Risk
Bank of America, N.A.	Put	102.50%	Markit CDX North America High Yield Index, Series 41, Version 2	5.00%	Quarterly	02/21/2024	3.587%	$(148,206)	USD	(48,136,000)	$(24,083)	$124,123

(a)	Implied credit spreads represent the current level, as of January 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	105	March-2024	$11,794,453	$(2,166)	$(2,166)
U.S. Treasury 2 Year Notes	335	March-2024	68,894,844	669,327	669,327
U.S. Treasury Long Bond Future	207	March-2024	25,325,156	1,338,567	1,338,567
U.S. Treasury Ultra Bonds	5	March-2024	646,094	42,723	42,723
Subtotal—Long Futures Contracts				2,048,451	2,048,451
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2024
(Unaudited)
Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	462	March-2024	$(50,076,469)	$(643,913)	$(643,913)
U.S. Treasury 10 Year Ultra Notes	1,269	March-2024	(148,314,375)	(3,830,366)	(3,830,366)
Subtotal—Short Futures Contracts				(4,474,279)	(4,474,279)
Total Futures Contracts				$(2,425,828)	$(2,425,828)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Ultra Short Duration ETF (GSY)
January 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-53.67%
Agricultural & Farm Machinery-0.47%
John Deere Capital Corp., 5.85% (SOFR + 0.50%), 07/03/2025(b)(c)	$8,737,000	$8,759,560
Asset Management & Custody Banks-1.70%
Ares Capital Corp.
4.20%, 06/10/2024	10,000,000	9,934,526
3.25%, 07/15/2025	10,000,000	9,635,884
7.00%, 01/15/2027	4,285,000	4,398,769
Blue Owl Capital Corp., 5.25%, 04/15/2024	7,400,000	7,382,978
		31,352,157
Automobile Manufacturers-2.79%
Mercedes-Benz Finance North America LLC (Germany)
5.50%, 11/27/2024(d)	11,250,000	11,267,389
6.28% (SOFR + 0.93%), 03/30/2025(c)(d)	20,000,000	20,145,401
Toyota Motor Credit Corp., 6.00% (SOFR + 0.65%), 01/05/2026(c)	10,000,000	10,020,249
Volkswagen Group of America Finance LLC (Germany), 5.80%, 09/12/2025(d)	10,000,000	10,102,017
		51,535,056
Automotive Parts & Equipment-0.54%
American Honda Finance Corp., 6.13% (SOFR + 0.78%), 04/23/2025(c)	10,000,000	10,037,476
Building Products-0.63%
Carrier Global Corp., 5.80%, 11/30/2025(d)	11,440,000	11,609,704
Construction Machinery & Heavy Transportation Equipment-0.66%
Caterpillar Financial Services Corp., 5.81% (SOFR + 0.45%), 11/14/2024(b)(c)	12,250,000	12,275,085
Construction Materials-0.43%
Vulcan Materials Co., 5.80%, 03/01/2026	8,000,000	8,005,039
Consumer Finance-1.96%
American Express Co., 2.25%, 03/04/2025	12,500,000	12,116,363
Capital One Financial Corp., 4.17%, 05/09/2025(e)	9,600,000	9,557,815
General Motors Financial Co., Inc., 6.11% (SOFR + 0.76%), 03/08/2024(c)	14,628,000	14,632,161
		36,306,339
Diversified Banks-14.65%
Bank of America Corp., 3.46%, 03/15/2025(e)	8,050,000	8,028,348
Bank of America N.A., 5.53%, 08/18/2026	12,000,000	12,239,713
Bank of Montreal (Canada), 6.30% (SOFR + 0.95%), 09/25/2025(c)	5,000,000	5,023,294
Bank of Nova Scotia (The) (Canada), 6.44% (SOFR + 1.09%), 06/12/2025(c)	15,000,000	15,085,239
Barclays PLC (United Kingdom), 6.50%, 09/13/2027(e)	12,000,000	12,343,486
BPCE S.A. (France)
5.15%, 07/21/2024(d)	5,040,000	5,012,736
6.31% (SOFR + 0.96%), 09/25/2025(c)(d)	9,500,000	9,532,302
Canadian Imperial Bank of Commerce (Canada), 6.57% (SOFR + 1.22%), 10/02/2026(c)	10,000,000	10,064,949
Citibank N.A.
6.16% (SOFR + 0.81%), 09/29/2025(c)	9,524,000	9,554,711
5.49%, 12/04/2026	9,783,000	9,971,906
Citigroup, Inc., 0.98%, 05/01/2025(e)	12,000,000	11,845,195
	Principal Amount	Value
Diversified Banks-(continued)
HSBC Holdings PLC (United Kingdom), 2.10%, 06/04/2026(e)	$8,986,000	$8,595,885
JPMorgan Chase & Co.
4.08%, 04/26/2026(e)	13,000,000	12,812,848
6.55% (SOFR + 1.20%), 01/23/2028(c)	5,556,000	5,607,544
KeyBank N.A., 5.67% (SOFR + 0.32%), 06/14/2024(c)	8,109,000	8,057,772
Lloyds Banking Group PLC (United Kingdom)
4.45%, 05/08/2025	11,290,000	11,173,553
6.92% (SOFR + 1.56%), 08/07/2027(c)	9,474,000	9,552,360
Manufacturers & Traders Trust Co., 2.90%, 02/06/2025	11,588,000	11,283,050
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 02/25/2025	6,461,000	6,263,814
0.95%, 07/19/2025(e)	9,000,000	8,806,008
National Securities Clearing Corp., 5.15%, 05/30/2025(d)	2,365,000	2,378,273
Royal Bank of Canada (Canada), 6.30% (SOFR + 0.95%), 01/19/2027(c)	8,333,000	8,351,601
Swedbank AB (Sweden)
6.73% (SOFR + 1.38%), 06/15/2026(c)(d)	15,000,000	15,235,757
6.14%, 09/12/2026(d)	4,065,000	4,154,895
Toronto-Dominion Bank (The) (Canada)
6.43% (SOFR + 1.08%), 07/17/2026(c)	12,500,000	12,565,178
7.00%, 10/20/2026(e)	9,800,000	9,794,417
Wells Fargo & Co., 6.67% (SOFR + 1.32%), 04/25/2026(b)(c)	12,000,000	12,077,485
Wells Fargo Bank N.A.
6.14% (SOFR + 0.80%), 08/01/2025(c)	10,000,000	10,033,887
6.05% (SOFR + 0.71%), 01/15/2026(c)	5,333,000	5,337,890
		270,784,096
Diversified Capital Markets-0.49%
Macquarie Group Ltd. (Australia), 6.06% (SOFR + 0.71%), 10/14/2025(c)(d)	9,000,000	8,958,852
Diversified Financial Services-0.53%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 1.65%, 10/29/2024	10,174,000	9,881,284
Diversified Metals & Mining-0.82%
BHP Billiton Finance (USA) Ltd. (Australia), 5.25%, 09/08/2026	14,815,000	15,099,517
Electric Utilities-1.58%
Georgia Power Co., 6.11% (SOFR + 0.75%), 05/08/2025(c)	10,000,000	10,026,452
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	7,600,000	7,666,314
6.10% (SOFR + 0.76%), 01/29/2026(c)	11,456,000	11,471,733
		29,164,499
Home Improvement Retail-0.45%
Home Depot, Inc. (The), 5.13%, 04/30/2025	8,333,000	8,381,008
Investment Banking & Brokerage-2.73%
Charles Schwab Corp. (The)
5.85% (SOFR + 0.50%), 03/18/2024(c)	12,379,000	12,376,891
5.88% (SOFR + 0.52%), 05/13/2026(b)(c)	5,251,000	5,214,087
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Investment Banking & Brokerage-(continued)
Goldman Sachs Group, Inc. (The)
5.84% (SOFR + 0.49%), 10/21/2024(c)	$6,538,000	$6,533,177
5.70%, 11/01/2024	4,165,000	4,177,789
6.43% (SOFR + 1.07%), 08/10/2026(c)	10,000,000	10,014,306
Morgan Stanley, 3.62%, 04/17/2025(e)	12,230,000	12,177,997
		50,494,247
Leisure Products-0.75%
Hasbro, Inc., 3.00%, 11/19/2024(b)	14,000,000	13,778,901
Life & Health Insurance-7.75%
Athene Global Funding
2.51%, 03/08/2024(d)	10,173,000	10,139,737
6.06% (SOFR + 0.70%), 05/24/2024(c)(d)	9,750,000	9,759,060
Brighthouse Financial Global Funding, 6.11% (SOFR + 0.76%), 04/12/2024(c)(d)	13,508,000	13,500,490
Corebridge Global Funding
5.75%, 07/02/2026(d)	6,336,000	6,426,287
6.66% (SOFR + 1.30%), 09/25/2026(c)(d)	10,000,000	10,064,938
GA Global Funding Trust
1.00%, 04/08/2024(d)	6,000,000	5,945,630
5.85% (SOFR + 0.50%), 09/13/2024(c)(d)	6,000,000	5,984,588
Jackson National Life Global Funding
6.50% (SOFR + 1.15%), 06/28/2024(c)(d)	10,000,000	10,021,357
5.50%, 01/09/2026(d)	16,667,000	16,715,913
Met Tower Global Funding, 5.40%, 06/20/2026(d)	12,000,000	12,172,612
Pacific Life Global Funding II
5.98% (SOFR + 0.62%), 06/04/2026(c)(d)	6,420,000	6,390,530
6.41% (SOFR + 1.05%), 07/28/2026(c)(d)	12,500,000	12,571,988
Principal Life Global Funding II
1.38%, 01/10/2025(d)	10,400,000	10,044,766
5.00%, 01/16/2027(d)	3,000,000	3,024,163
Protective Life Global Funding, 5.37%, 01/06/2026(d)	10,339,000	10,438,197
		143,200,256
Managed Health Care-0.43%
Humana, Inc., 5.70%, 03/13/2026	7,921,000	7,923,831
Multi-line Insurance-0.38%
New York Life Global Funding, 5.99% (SOFR + 0.65%), 05/02/2025(c)(d)	7,000,000	7,038,545
Multi-Utilities-0.06%
CenterPoint Energy, Inc., 6.01% (SOFR + 0.65%), 05/13/2024(c)	1,158,000	1,158,063
Oil & Gas Exploration & Production-1.55%
Canadian Natural Resources Ltd. (Canada)
3.80%, 04/15/2024	19,343,000	19,260,992
3.90%, 02/01/2025	5,204,000	5,124,131
Pioneer Natural Resources Co., 5.10%, 03/29/2026	4,314,000	4,344,827
		28,729,950
Oil & Gas Refining & Marketing-0.39%
Phillips 66 Co., 2.45%, 12/15/2024	7,282,000	7,114,576
Oil & Gas Storage & Transportation-1.76%
Enbridge, Inc. (Canada)
5.99% (SOFR + 0.63%), 02/16/2024(c)	4,606,000	4,606,509
5.97%, 03/08/2026	12,226,000	12,225,937
Energy Transfer L.P., 4.05%, 03/15/2025	15,976,000	15,765,694
		32,598,140
	Principal Amount	Value
Paper & Plastic Packaging Products & Materials-0.51%
WRKCo, Inc., 3.00%, 09/15/2024	$9,523,000	$9,363,791
Paper Products-0.68%
Georgia-Pacific LLC, 3.60%, 03/01/2025(d)	12,750,000	12,559,652
Regional Banks-1.65%
Huntington Bancshares, Inc., 2.63%, 08/06/2024	5,105,000	5,021,793
Morgan Stanley Bank N.A.
6.13% (SOFR + 0.78%), 07/16/2025(c)	10,135,000	10,189,219
6.42% (SOFR + 1.08%), 01/14/2028(c)	10,000,000	10,053,091
Santander Holdings USA, Inc., 3.50%, 06/07/2024	5,186,000	5,139,894
		30,403,997
Research & Consulting Services-0.75%
Verisk Analytics, Inc., 4.00%, 06/15/2025(b)	14,000,000	13,817,824
Restaurants-0.34%
Starbucks Corp., 5.78% (SOFR + 0.42%), 02/14/2024(c)	6,318,000	6,318,236
Retail REITs-0.20%
Realty Income Corp., 5.05%, 01/13/2026	3,687,000	3,687,118
Soft Drinks & Non-alcoholic Beverages-0.86%
Keurig Dr Pepper, Inc., 3.40%, 11/15/2025	10,000,000	9,743,001
PepsiCo, Inc., 5.76% (SOFR + 0.40%), 11/12/2024(c)	6,167,000	6,178,561
		15,921,562
Specialized Finance-0.66%
Blackstone Private Credit Fund, 2.70%, 01/15/2025	12,645,000	12,276,217
Specialty Chemicals-0.24%
Sherwin-Williams Co. (The), 3.45%, 08/01/2025(b)	4,500,000	4,398,428
Systems Software-1.11%
Oracle Corp., 2.95%, 11/15/2024	11,000,000	10,789,379
VMware LLC, 1.00%, 08/15/2024	10,000,000	9,753,223
		20,542,602
Technology Distributors-1.11%
Arrow Electronics, Inc.
4.00%, 04/01/2025	9,120,000	8,970,179
6.13%, 03/01/2026	11,494,000	11,499,194
		20,469,373
Technology Hardware, Storage & Peripherals-0.37%
Hewlett Packard Enterprise Co., 5.90%, 10/01/2024	6,765,000	6,774,930
Telecom Tower REITs-0.71%
American Tower Corp., 4.00%, 06/01/2025	13,261,000	13,060,709
Trading Companies & Distributors-0.46%
Air Lease Corp., 4.25%, 02/01/2024	8,514,000	8,514,000
Transaction & Payment Processing Services-0.52%
Global Payments, Inc., 1.50%, 11/15/2024	10,000,000	9,691,046
Total U.S. Dollar Denominated Bonds & Notes (Cost $986,693,989)		991,985,666

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value

Asset-Backed Securities-18.85%
ABPCI Direct Lending Fund CLO II LLC (Cayman Islands), Series 2017-1A, Class A1R, 7.18% (3 mo. Term SOFR + 1.86%), 04/20/2032(c)(d)	$2,000,000	$1,999,420
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/2029(d)	14,427,252	14,577,578
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(d)(f)	1,082,806	1,031,268
Series 2020-5, Class A1, 1.37%, 05/25/2065(d)(f)	1,840,109	1,716,902
Atrium XIII (Cayman Islands), Series 13A, Class A1, 6.76% (3 mo. Term SOFR + 1.44%), 11/21/2030(c)(d)	2,886,283	2,892,405
AUF Funding LLC, Series 2022-1A, Class A1LN, 7.82% (3 mo. Term SOFR + 2.50%), 01/20/2031(c)(d)	11,425,339	11,439,107
Avis Budget Rental Car Funding (AESOP) LLC, Series 2019-2A, Class A, 3.35%, 09/22/2025(d)	9,000,000	8,914,066
Barclays Dryrock Issuance Trust, Series 2023-2, Class A, 6.25% (30 Day Average SOFR + 0.90%), 08/15/2028(c)	9,260,000	9,286,382
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 5.73% (1 mo. Term SOFR + 0.39%), 11/25/2036(c)	622,761	608,717
BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056(d)(f)	3,713,874	3,248,717
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(d)(f)	2,306,030	2,152,565
CBAM Ltd. (Cayman Islands), Series 2018-5A, Class A, 6.60% (3 mo. Term SOFR + 1.28%), 04/17/2031(c)(d)	5,650,325	5,652,749
Chesapeake Funding II LLC (Canada)
Series 2023-1A, Class A2, 6.60% (30 Day Average SOFR + 1.25%), 05/15/2035(c)(d)	10,525,021	10,562,034
Series 2023-2A, Class A2, 6.45% (30 Day Average SOFR + 1.10%), 10/15/2035(c)(d)	11,188,605	11,209,881
Citizens Auto Receivables Trust, Series 2023-2, Class A2B, 6.08% (30 Day Average SOFR + 0.73%), 10/15/2026(c)(d)	5,000,000	5,006,672
COLT Mortgage Loan Trust
Series 2020-2R, Class A1, 1.33%, 10/26/2065(d)(f)	1,785,674	1,612,794
Series 2021-4, Class A1, 1.40%, 10/25/2066(d)(f)	11,459,278	9,277,215
CSMC Trust, Series 2014-2R, Class 27A1, 3.66% (1 mo. Term SOFR + 0.31%), 02/27/2046(c)(d)	4,036	4,026
CWABS, Inc. Asset-Backed Ctfs. Trust, Series 2004-4, Class M1, 6.17% (1 mo. Term SOFR + 0.83%), 07/25/2034(c)	464,000	462,195
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066(d)(f)	4,732,409	4,134,670
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(d)	2,730,000	2,733,094
	Principal Amount	Value

Dryden 30 Senior Loan Fund (Cayman Islands), Series 2013-30A, Class AR, 6.46% (3 mo. Term SOFR + 1.08%), 11/15/2028(c)(d)	$8,151,213	$8,150,561
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(d)(f)	1,258,752	1,193,347
Series 2020-2, Class A1, 1.18%, 10/25/2065(d)(f)	299,426	270,325
Enterprise Fleet Financing LLC
Series 2023-3, Class A2, 6.40%, 03/20/2030(d)	7,490,000	7,660,096
Series 2024-1, Class A2, 5.23%, 03/20/2030(d)	2,990,000	3,001,457
FS KKR MM CLO 1 LLC, Series 2019-1A, Class A1R, 7.43% (3 mo. Term SOFR + 2.11%), 01/15/2031(c)(d)	8,212,434	8,217,518
GM Financial Automobile Leasing Trust, Series 2023-2, Class A2B, 6.17% (30 Day Average SOFR + 0.82%), 10/20/2025(c)	1,747,840	1,751,110
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 6.50% (30 Day Average SOFR + 1.15%), 06/15/2028(c)(d)	15,000,000	15,173,286
GoldenTree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class AR, 6.49% (3 mo. Term SOFR + 1.17%), 11/20/2030(c)(d)	6,022,916	6,029,318
GoldenTree Loan Opportunities IX Ltd. (Cayman Islands), Series 2014-9A, Class AR2, 6.69% (3 mo. Term SOFR + 1.37%), 10/29/2029(c)(d)	1,489,252	1,490,527
Golub Capital Partners CLO 34(M) Ltd. (Cayman Islands), Series 2017-34A, Class AR2, 6.98% (3 mo. Term SOFR + 1.71%), 03/14/2031(c)(d)	10,994,348	10,982,771
Golub Capital Partners CLO 36(M) Ltd. (Cayman Islands), Series 2018-36A, Class A, 6.83% (3 mo. Term SOFR + 1.56%), 02/05/2031(c)(d)	4,208,218	4,198,034
Golub Capital Partners CLO 45(M) Ltd. (Cayman Islands), Series 2019-45A, Class A, 7.30% (3 mo. Term SOFR + 1.98%), 10/20/2031(c)(d)	4,583,288	4,583,489
Golub Capital Partners CLO 47(M) Ltd. (Cayman Islands), Series 2020-47A, Class A1, 7.21% (3 mo. Term SOFR + 1.94%), 05/05/2032(c)(d)	10,000,000	9,998,270
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A1, 1.38%, 09/27/2060(d)(f)	1,586,832	1,460,525
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 6.04% (1 mo. Term SOFR + 0.70%), 01/25/2036(c)	633,294	619,660
Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A2B, 6.10% (30 Day Average SOFR + 0.75%), 09/15/2025(c)(d)	2,693,004	2,696,529
KKR CLO 21 Ltd. (Cayman Islands), Series A, 6.58% (3 mo. Term SOFR + 1.26%), 04/15/2031(c)(d)	1,851,872	1,852,498
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class A1, 7.28%, 09/25/2068(d)(g)	7,819,831	8,024,726

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value

Nationstar Home Equity Loan Trust, Series 2007-B, Class 1AV1, 5.67% (1 mo. Term SOFR + 0.33%), 04/25/2037(c)	$247,367	$245,878
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A, 1.22%, 07/15/2069(d)	1,754,132	1,598,698
Series 2021-FA, Class A, 1.11%, 02/18/2070(d)	3,443,048	2,942,662
Neuberger Berman CLO XIV Ltd. (Cayman Islands), Series 2013-14A, Class AR2, 6.61% (3 mo. Term SOFR + 1.29%), 01/28/2030(c)(d)	7,254,131	7,258,759
Neuberger Berman Loan Advisers CLO 25 Ltd. (Cayman Islands), Series 2017-25A, Class AR, 6.49% (3 mo. Term SOFR + 1.19%), 10/18/2029(c)(d)	8,990,232	8,994,529
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1, 6.95% (1 mo. Term SOFR + 1.61%), 06/25/2057(c)(d)	261,286	259,140
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(d)(f)	1,666,865	1,554,777
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(d)(f)	1,048,134	967,150
OBX Trust
Series 2018-EXP1, Class 2A1, 6.30% (1 mo. Term SOFR + 0.96%), 04/25/2048(c)(d)	48,775	48,665
Series 2021-NQM2, Class A1, 1.10%, 05/25/2061(d)(f)	8,740,955	7,005,160
OCP CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 6.70% (3 mo. Term SOFR + 1.38%), 07/20/2029(c)(d)	3,415,919	3,418,235
Octagon Investment Partners XVII Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 6.59% (3 mo. Term SOFR + 1.26%), 01/25/2031(c)(d)	4,054,152	4,055,774
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(d)(g)	7,168,461	7,369,574
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 6.67% (3 mo. Term SOFR + 1.30%), 02/20/2030(c)(d)	7,395,373	7,397,407
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(d)(f)	509,759	497,700
Series 2020-1, Class A1, 2.38%, 01/26/2060(d)(f)	776,053	742,522
SBNA Auto Lease Trust, Series 2023-A, Class A3, 6.51%, 04/20/2027(d)	12,000,000	12,248,196
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(f)	207,416	195,083
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(d)(f)	2,565,566	2,368,217
Series 2021-2, Class A1, 0.94%, 05/25/2065(d)(f)	2,541,733	2,310,068
Series 2021-4, Class A1, 1.16%, 08/25/2056(d)(f)	8,351,763	7,037,223
Stratus CLO Ltd. (Cayman Islands), Series 2021-2A, Class A, 6.48% (3 mo. Term SOFR + 1.16%), 12/28/2029(c)(d)	7,658,521	7,660,627
Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.74%, 10/15/2029	8,500,000	8,735,030
	Principal Amount	Value

TRK Trust, Series 2021-INV1, Class A1, 1.15%, 07/25/2056(d)(f)	$5,962,221	$5,194,686
Verus Securitization Trust
Series 2020-1, Class A1, 3.42%, 01/25/2060(d)	1,172,354	1,123,572
Series 2020-5, Class A1, 1.22%, 05/25/2065(d)(g)	2,542,977	2,371,818
Series 2021-4, Class A1, 0.94%, 07/25/2066(d)(f)	9,583,037	7,719,835
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(d)(g)	7,421,641	7,534,520
Series 2023-7, Class A1, 7.07%, 10/25/2068(d)(g)	9,694,488	9,959,300
Series 2023-INV2, Class A1, 6.44%, 08/25/2068(d)(g)	8,902,262	9,026,755
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(d)	2,218,472	2,003,943
World Omni Automobile Lease Securitization Trust, Series 2023-A, Class A2B, 6.11% (30 Day Average SOFR + 0.76%), 11/17/2025(c)	2,589,430	2,593,428
Total Asset-Backed Securities (Cost $357,535,281)		348,315,435
U.S. Treasury Securities-1.08%
U.S. Treasury Notes-1.08%
4.25%, 01/31/2026 (Cost $19,978,906)	20,000,000	20,010,938
Variable Rate Senior Loan Interests-0.07%(h)(i)
Aerospace & Defense-0.07%
Fly Funding II S.a.r.l. (India), Term Loan B, 7.07% (3 mo. SOFR + 1.75%), 08/09/2025 (Cost $1,330,929)	1,333,967	1,267,409
	Shares
Exchange-Traded Funds-0.05%
Invesco AAA CLO Floating Rate Note ETF(j) (Cost $996,840)	39,000	998,010
	Principal Amount
Commercial Paper-24.15%(k)
Arrow Electronics, Inc., 5.87%, 02/07/2024(d)	$10,000,000	9,988,790
AT&T, Inc., 5.93%, 03/19/2024(d)	10,000,000	9,926,653
AutoNation, Inc.
5.92%, 02/01/2024(d)	10,000,000	9,998,418
5.96%, 02/06/2024(d)	6,000,000	5,994,264
Avangrid, Inc., 5.53%, 02/05/2024(d)	400,000	399,694
Aviation Capital Group LLC
5.92%, 02/05/2024(d)	10,000,000	9,992,358
5.82%, 02/23/2024(d)	10,915,000	10,876,563
Barclays Capital, Inc.
5.41%, 02/01/2024	8,000,000	7,998,828
6.14%, 07/24/2024	15,000,000	14,618,488
Bayer Corp.
6.31%, 07/16/2024(d)	15,000,000	14,614,255
6.30%, 07/24/2024(d)	10,000,000	9,731,075
6.15%, 08/12/2024(d)	10,000,000	9,703,949
Brookfield BRP Holdings (Canada), Inc.
5.97%, 02/02/2024	2,000,000	1,999,398

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
5.97%, 02/05/2024	$11,500,000	$11,491,340
5.93%, 02/06/2024	6,000,000	5,994,576
Brookfield Infrastructure Holdings (Canada), Inc.
5.93%, 02/06/2024	3,554,000	3,550,787
6.08%, 03/12/2024	15,000,000	14,904,123
Crown Castle, Inc.
6.04%, 02/13/2024(d)	20,000,000	19,958,281
5.88%, 02/22/2024(d)	7,000,000	6,975,090
Glencore Funding LLC, 5.71%, 07/08/2024(d)	10,000,000	9,761,549
Global Payments, Inc., 5.98%, 02/05/2024	19,000,000	18,984,221
Harley-Davidson Financial Services, Inc.
5.97%, 02/08/2024(d)	8,000,000	7,990,162
6.02%, 02/23/2024(d)	2,000,000	1,992,743
6.14%, 03/04/2024(d)	15,000,000	14,921,199
6.12%, 04/22/2024(d)	5,500,000	5,426,032
HSBC USA, Inc., 6.40%, 08/01/2024(d)	15,000,000	14,587,510
Jabil, Inc.
6.00%, 02/01/2024(d)	25,400,000	25,395,720
0.00%, 02/07/2024(d)	10,000,000	9,989,917
National Fuel Gas Co.
6.13%, 02/07/2024	10,000,000	9,989,451
6.11%, 02/13/2024	10,000,000	9,980,269
6.06%, 02/20/2024	10,000,000	9,969,392
National Rural Utilities Cooperative Finance Corp., 5.49%, 02/01/2024	4,400,000	4,399,351
NextEra Energy Capital Holdings, Inc., 5.77%, 02/02/2024(d)	20,000,000	19,993,969
Oglethorpe Power Corp., 5.63%, 02/01/2024(d)	20,000,000	19,996,996
UBS AG
6.13%, 07/24/2024(d)	14,750,000	14,372,456
6.13%, 08/21/2024(d)	10,000,000	9,706,400
Western Midstream Operating L.P.
6.20%, 02/09/2024(d)	10,000,000	9,984,609
6.18%, 02/14/2024(d)	5,000,000	4,987,860
6.18%, 02/23/2024(d)	5,000,000	4,980,048
0.00%, 03/01/2024(d)	10,000,000	9,948,125
WGL Holdings, Inc.
5.95%, 02/02/2024(d)	821,000	820,753
	Principal Amount	Value
5.96%, 02/05/2024(d)	$11,000,000	$10,991,721
5.97%, 02/08/2024(d)	8,000,000	7,990,354
5.96%, 02/09/2024(d)	400,000	399,457
5.96%, 02/13/2024(d)	9,975,000	9,955,440
Total Commercial Paper (Cost $446,005,826)		446,232,634
Certificates of Deposit-1.30%
Diversified Banks-1.30%
Natixis S.A., 6.00%, 07/26/2024	12,000,000	12,027,909
Standard Chartered Bank, 6.00%, 08/30/2024	12,000,000	12,039,282
		24,067,191
Total Certificates of Deposit (Cost $24,000,000)		24,067,191
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.17% (Cost $1,836,541,771)		1,832,877,283
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.22%
Invesco Private Government Fund, 5.29%(j)(l)(m)	1,140,684	1,140,684
Invesco Private Prime Fund, 5.52%(j)(l)(m)	2,931,137	2,933,189
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,073,873)		4,073,873
TOTAL INVESTMENTS IN SECURITIES-99.39% (Cost $1,840,615,644)		1,836,951,156
OTHER ASSETS LESS LIABILITIES-0.61%		11,188,767
NET ASSETS-100.00%		$1,848,139,923

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2024
(Unaudited)
Investment Abbreviations:
CLO	-Collateralized Loan Obligation
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $917,561,224, which represented 49.65% of the Fund’s Net Assets.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2024.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(i)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(j)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Invesco AAA CLO Floating Rate Note ETF	$994,305	$-	$-	$3,705	$-	$998,010	$22,403
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,266,577	13,192,785	(19,318,678)	-	-	1,140,684	45,903*
Invesco Private Prime Fund	18,691,275	25,127,975	(40,891,527)	1,415	4,051	2,933,189	124,707*
Total	$26,952,157	$38,320,760	$(60,210,205)	$5,120	$4,051	$5,071,883	$193,013

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Variable Rate Investment Grade ETF (VRIG)
January 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-38.51%
Agricultural & Farm Machinery-0.08%
John Deere Capital Corp., 5.92% (SOFR + 0.56%), 03/07/2025(b)(c)	$678,000	$679,685
Automobile Manufacturers-2.95%
BMW US Capital LLC (Germany), 6.19% (SOFR + 0.84%), 04/01/2025(c)(d)	897,000	902,693
Ford Motor Credit Co. LLC, 8.31% (SOFR + 2.95%), 03/06/2026(c)	3,988,000	4,092,509
Hyundai Capital America
6.51% (SOFR + 1.15%), 08/04/2025(b)(c)(d)	3,100,000	3,103,546
6.68% (SOFR + 1.32%), 11/03/2025(c)(d)	2,699,000	2,708,185
6.85% (SOFR + 1.50%), 01/08/2027(c)(d)	4,500,000	4,528,473
Mercedes-Benz Finance North America LLC (Germany), 6.28% (SOFR + 0.93%), 03/30/2025(c)(d)	2,000,000	2,014,540
Toyota Motor Credit Corp.
5.61% (SOFR + 0.26%), 06/18/2024(b)(c)	3,000,000	2,999,644
5.91% (SOFR + 0.56%), 01/10/2025(c)	2,500,000	2,504,356
Volkswagen Group of America Finance LLC (Germany), 6.30% (SOFR + 0.95%), 06/07/2024(c)(d)	1,667,000	1,668,922
		24,522,868
Commercial & Residential Mortgage Finance-0.48%
Nationwide Building Society (United Kingdom), 6.65% (SOFR + 1.29%), 02/16/2028(c)(d)	4,000,000	3,944,072
Construction Machinery & Heavy Transportation Equipment-0.78%
Daimler Trucks Finance North America LLC (Germany)
6.35% (SOFR + 1.00%), 04/05/2024(c)(d)	3,500,000	3,502,619
6.10% (SOFR + 0.75%), 12/13/2024(b)(c)(d)	3,000,000	3,002,253
		6,504,872
Consumer Finance-1.89%
American Express Co.
6.70% (SOFR + 1.35%), 10/30/2026(c)	4,000,000	4,028,877
6.32% (SOFR + 0.97%), 07/28/2027(c)	2,500,000	2,504,597
Capital One Financial Corp., 6.71% (SOFR + 1.35%), 05/09/2025(b)(c)	3,499,000	3,501,980
General Motors Financial Co., Inc.
6.11% (SOFR + 0.76%), 03/08/2024(c)	1,154,000	1,154,328
6.65% (SOFR + 1.30%), 04/07/2025(c)	2,500,000	2,506,061
6.40% (SOFR + 1.04%), 02/26/2027(b)(c)	2,000,000	1,981,832
		15,677,675
Diversified Banks-19.39%
ABN AMRO Bank N.V. (Netherlands), 7.13% (SOFR + 1.78%), 09/18/2027(c)(d)	4,000,000	4,024,910
Banco Santander S.A. (Spain), 6.60% (SOFR + 1.24%), 05/24/2024(b)(c)	2,600,000	2,607,258
Bank of America Corp.
6.42% (3 mo. Term SOFR + 1.03%), 02/05/2026(b)(c)	1,042,000	1,045,377
6.41% (3 mo. Term SOFR + 1.02%), 09/15/2026(c)	2,696,000	2,664,865
6.32% (SOFR + 0.97%), 07/22/2027(c)	6,539,000	6,532,679
6.41% (SOFR + 1.05%), 02/04/2028(b)(c)	1,685,000	1,678,719
Bank of Montreal (Canada)
6.69% (SOFR + 1.33%), 06/05/2026(c)	2,429,000	2,455,888
6.51% (SOFR + 1.16%), 12/11/2026(c)	3,000,000	3,021,469
	Principal Amount	Value
Diversified Banks-(continued)
Bank of Nova Scotia (The) (Canada)
5.90% (SOFR + 0.55%), 03/02/2026(c)	$2,500,000	$2,486,064
5.25%, 06/12/2028(b)	2,500,000	2,546,888
Banque Federative du Credit Mutuel S.A. (France), 6.75% (SOFR + 1.40%), 07/13/2026(c)(d)	4,200,000	4,245,792
Barclays PLC (United Kingdom), 7.23% (SOFR + 1.88%), 09/13/2027(b)(c)	2,500,000	2,519,230
BPCE S.A. (France), 7.33% (SOFR + 1.98%), 10/19/2027(c)(d)	6,000,000	6,061,251
Canadian Imperial Bank of Commerce (Canada), 6.57% (SOFR + 1.22%), 10/02/2026(c)	4,500,000	4,529,227
Citigroup, Inc.
6.01% (SOFR + 0.67%), 05/01/2025(c)	2,500,000	2,499,215
6.73% (SOFR + 1.37%), 05/24/2025(c)	3,000,000	3,007,913
6.84% (3 mo. Term SOFR + 1.51%), 07/01/2026(c)	1,882,000	1,895,757
Commonwealth Bank of Australia (Australia), 5.87% (SOFR + 0.52%), 06/15/2026(c)(d)	3,000,000	2,995,299
HSBC Holdings PLC (United Kingdom)
6.79% (SOFR + 1.43%), 03/10/2026(c)	4,500,000	4,526,196
7.01% (3 mo. Term SOFR + 1.64%), 09/12/2026(c)	5,000,000	5,048,563
6.93% (SOFR + 1.57%), 08/14/2027(c)	2,500,000	2,520,884
Huntington National Bank (The), 6.55% (SOFR + 1.19%), 05/16/2025(c)	3,300,000	3,267,822
ING Groep N.V. (Netherlands)
6.99% (SOFR + 1.64%), 03/28/2026(b)(c)	3,500,000	3,531,743
6.36% (SOFR + 1.01%), 04/01/2027(c)	4,214,000	4,194,116
6.92% (SOFR + 1.56%), 09/11/2027(c)	3,500,000	3,538,376
JPMorgan Chase & Co.
5.89% (SOFR + 0.54%), 06/01/2025(c)	4,000,000	3,998,098
5.95% (SOFR + 0.60%), 12/10/2025(c)	3,000,000	2,999,205
6.67% (SOFR + 1.32%), 04/26/2026(c)	2,400,000	2,421,505
6.55% (SOFR + 1.20%), 01/23/2028(c)	1,667,000	1,682,465
6.54% (SOFR + 1.18%), 02/24/2028(b)(c)	3,500,000	3,511,042
KeyBank N.A.
5.67% (SOFR + 0.32%), 06/14/2024(c)	2,500,000	2,484,206
5.67% (SOFR + 0.32%), 06/14/2024(c)	1,351,000	1,342,863
Lloyds Banking Group PLC (United Kingdom)
6.92% (SOFR + 1.56%), 08/07/2027(c)	3,158,000	3,184,120
6.93% (SOFR + 1.58%), 01/05/2028(c)	4,500,000	4,523,429
Macquarie Bank Ltd. (Australia), 6.55% (SOFR + 1.20%), 12/07/2026(c)(d)	4,000,000	4,033,025
Mitsubishi UFJ Financial Group, Inc. (Japan), 6.30% (SOFR + 0.94%), 02/20/2026(b)(c)	3,500,000	3,504,801
NatWest Markets PLC (United Kingdom), 5.89% (SOFR + 0.53%), 08/12/2024(c)(d)	571,000	570,869
Royal Bank of Canada (Canada)
6.19% (SOFR + 0.84%), 04/14/2025(c)	4,000,000	4,016,773
6.43% (SOFR + 1.08%), 07/20/2026(b)(c)	3,000,000	3,007,977
6.30% (SOFR + 0.95%), 01/19/2027(b)(c)	2,917,000	2,923,511
Societe Generale S.A. (France)
6.40% (SOFR + 1.05%), 01/21/2026(b)(c)(d)	4,500,000	4,493,756
7.01% (SOFR + 1.66%), 01/19/2028(c)(d)	5,000,000	5,014,403
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Standard Chartered PLC (United Kingdom)
7.09% (SOFR + 1.74%), 03/30/2026(c)(d)	$3,108,000	$3,128,509
7.28% (SOFR + 1.93%), 07/06/2027(c)(d)	4,000,000	4,053,801
7.39% (SOFR + 2.03%), 02/08/2028(b)(c)(d)	4,000,000	4,056,417
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.78% (SOFR + 1.43%), 01/13/2026(b)(c)	2,000,000	2,020,868
Svenska Handelsbanken AB (Sweden), 6.60% (SOFR + 1.25%), 06/15/2026(c)(d)	1,275,000	1,288,013
Swedbank AB (Sweden), 6.26% (SOFR + 0.91%), 04/04/2025(c)(d)	4,615,000	4,627,308
Toronto-Dominion Bank (The) (Canada), 6.43% (SOFR + 1.08%), 07/17/2026(c)	1,839,000	1,848,589
USB Realty Corp., 6.72% (3 mo. Term SOFR + 1.41%)(c)(d)(e)	1,100,000	826,580
Wells Fargo & Co., 6.67% (SOFR + 1.32%), 04/25/2026(c)	2,000,000	2,012,914
		161,020,548
Diversified Capital Markets-0.18%
Deutsche Bank AG (Germany), 6.58% (SOFR + 1.22%), 11/16/2027(c)	1,550,000	1,516,691
Electric Utilities-1.76%
National Rural Utilities Cooperative Finance Corp., 6.15% (SOFR + 0.80%), 02/05/2027(c)	5,000,000	5,012,076
NextEra Energy Capital Holdings, Inc.
6.37% (SOFR + 1.02%), 03/21/2024(c)	4,850,000	4,852,166
6.10% (SOFR + 0.76%), 01/29/2026(c)	4,773,000	4,779,555
		14,643,797
Health Care Services-0.26%
Roche Holdings, Inc., 5.60% (SOFR + 0.24%), 03/05/2024(c)(d)	2,161,000	2,161,061
Industrial Conglomerates-0.30%
General Electric Co., 6.03% (3 mo. Term SOFR + 0.64%), 05/05/2026(c)	2,481,000	2,474,198
Integrated Telecommunication Services-0.60%
AT&T, Inc., 6.81% (3 mo. Term SOFR + 1.44%), 06/12/2024(b)(c)	3,832,000	3,843,453
Verizon Communications, Inc., 6.14% (SOFR + 0.79%), 03/20/2026(b)(c)	1,116,000	1,121,440
		4,964,893
Investment Banking & Brokerage-2.92%
Charles Schwab Corp. (The)
5.85% (SOFR + 0.50%), 03/18/2024(c)	5,767,000	5,766,017
5.88% (SOFR + 0.52%), 05/13/2026(c)	4,303,000	4,272,751
6.41% (SOFR + 1.05%), 03/03/2027(b)(c)	4,000,000	3,972,854
Goldman Sachs Group, Inc. (The)
6.16% (SOFR + 0.81%), 03/09/2027(c)	2,460,000	2,444,331
7.33% (3 mo. Term SOFR + 2.01%), 10/28/2027(c)	1,220,000	1,248,155
7.20% (SOFR + 1.85%), 03/15/2028(c)	3,500,000	3,550,438
Morgan Stanley, 6.51% (SOFR + 1.17%), 04/17/2025(c)	3,000,000	3,004,377
		24,258,923
Life & Health Insurance-4.91%
Athene Global Funding
6.06% (SOFR + 0.70%), 05/24/2024(c)(d)	5,000,000	5,004,646
6.06% (SOFR + 0.72%), 01/07/2025(c)(d)	3,500,000	3,478,864
	Principal Amount	Value
Life & Health Insurance-(continued)
Brighthouse Financial Global Funding, 6.11% (SOFR + 0.76%), 04/12/2024(c)(d)	$2,500,000	$2,498,610
Corebridge Global Funding, 6.66% (SOFR + 1.30%), 09/25/2026(c)(d)	4,000,000	4,025,975
GA Global Funding Trust
5.85% (SOFR + 0.50%), 09/13/2024(c)(d)	4,000,000	3,989,725
6.71% (SOFR + 1.36%), 04/11/2025(c)(d)	5,820,000	5,818,501
Jackson National Life Global Funding, 6.50% (SOFR + 1.15%), 06/28/2024(c)(d)	4,205,000	4,213,981
Pacific Life Global Funding II
5.98% (SOFR + 0.62%), 06/04/2026(c)(d)	4,222,000	4,202,620
6.41% (SOFR + 1.05%), 07/28/2026(c)(d)	2,040,000	2,051,749
6.19% (SOFR + 0.85%), 02/05/2027(c)(d)	3,000,000	3,000,000
Protective Life Global Funding, 6.33% (SOFR + 0.98%), 03/28/2025(c)(d)	2,425,000	2,435,520
		40,720,191
Multi-line Insurance-0.48%
New York Life Global Funding, 5.83% (SOFR + 0.48%), 06/09/2026(c)(d)	4,000,000	3,972,262
Multi-Utilities-0.34%
CenterPoint Energy, Inc., 6.01% (SOFR + 0.65%), 05/13/2024(c)	2,843,000	2,843,154
Oil & Gas Storage & Transportation-0.14%
Enbridge, Inc. (Canada), 5.99% (SOFR + 0.63%), 02/16/2024(c)	1,152,000	1,152,127
Regional Banks-1.05%
Morgan Stanley Bank N.A., 6.51% (SOFR + 1.17%), 10/30/2026(c)	4,000,000	4,043,473
Truist Financial Corp., 5.75% (SOFR + 0.40%), 06/09/2025(c)	4,702,000	4,663,830
		8,707,303
Total U.S. Dollar Denominated Bonds & Notes (Cost $318,673,520)		319,764,320
U.S. Treasury Securities-21.63%
U.S. Treasury Floating Rate Notes-21.63%
5.53% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%), 07/31/2025(c)	96,500,000	96,402,099
5.50% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%), 10/31/2025(c)	78,200,000	78,162,873
5.52% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%), 01/31/2026(c)	5,000,000	5,003,192
Total U.S. Treasury Securities (Cost $179,599,708)		179,568,164

Asset-Backed Securities-18.76%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 5.51%, 02/25/2035(f)	40,443	39,872
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 01/21/2031(d)	3,500,000	3,505,948
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-2A, Class C, 4.24%, 09/22/2025(d)	4,250,000	4,207,174
Series 2020-2A, Class C, 4.25%, 02/20/2027(d)	1,300,000	1,255,504

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value

BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class B, 6.73% (1 mo. Term SOFR + 1.40%), 04/15/2036(c)(d)	$4,000,000	$3,981,962
Series 2022-DKLX, Class A, 6.48% (1 mo. Term SOFR + 1.15%), 01/15/2039(c)(d)	1,000,000	983,639
BBCMS Mortgage Trust, Series 2019-BWAY, Class B, 6.76% (1 mo. Term SOFR + 1.42%), 11/15/2034(c)(d)	3,250,000	1,139,548
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-7, Class 6A, 5.67%, 10/25/2033(f)	100,724	94,852
Series 2003-8, Class 4A1, 5.90%, 01/25/2034(f)	109,329	106,889
BPR Trust, Series 2021-KEN, Class A, 6.70% (1 mo. Term SOFR + 1.36%), 02/15/2029(c)(d)	3,500,000	3,497,947
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A, 6.38% (1 mo. Term SOFR + 1.04%), 10/15/2037(c)(d)	1,192,676	1,188,811
Series 2021-ACNT, Class B, 6.70% (1 mo. Term SOFR + 1.36%), 11/15/2038(c)(d)	4,000,000	3,947,322
Series 2021-VINO, Class B, 6.30% (1 mo. Term SOFR + 0.97%), 05/15/2038(c)(d)	1,776,197	1,752,724
Series 2021-VOLT, Class A, 6.15% (1 mo. Term SOFR + 0.81%), 09/15/2036(c)(d)	700,000	691,164
Series 2021-VOLT, Class B, 6.40% (1 mo. Term SOFR + 1.06%), 09/15/2036(c)(d)	3,252,772	3,203,253
Series 2021-VOLT, Class D, 7.10% (1 mo. Term SOFR + 1.76%), 09/15/2036(c)(d)	1,250,000	1,228,286
BX Trust
Series 2021-LGCY, Class B, 6.30% (1 mo. Term SOFR + 0.97%), 10/15/2036(c)(d)	3,630,000	3,550,221
Series 2022-IND, Class C, 7.62% (1 mo. Term SOFR + 2.29%), 04/15/2037(c)(d)	2,705,646	2,695,129
Series 2022-LBA6, Class B, 6.63% (1 mo. Term SOFR + 1.30%), 01/15/2039(c)(d)	1,000,000	989,890
CCG Receivables Trust, Series 2023-2, Class A2, 6.28%, 04/14/2032(d)	3,000,000	3,052,844
Cold Storage Trust, Series 2020-ICE5, Class A, 6.35% (1 mo. Term SOFR + 1.01%), 11/15/2037(c)(d)	2,457,476	2,451,045
COMM Mortgage Trust, Series 2019-521F, Class C, 6.78% (1 mo. Term SOFR + 1.45%), 06/15/2034(c)(d)	4,000,000	3,011,240
Commonbond Student Loan Trust
Series 2017-BGS, Class A2, 6.10% (1 mo. Term SOFR + 0.76%), 09/25/2042(c)(d)	217,159	212,778
Series 2018-AGS, Class A2, 5.95% (1 mo. Term SOFR + 0.61%), 02/25/2044(c)(d)	317,101	311,497
Series 2018-CGS, Class A2, 6.25% (1 mo. Term SOFR + 0.91%), 02/25/2046(c)(d)	903,738	888,006
CPS Auto Receivables Trust, Series 2023-D, Class C, 7.17%, 01/15/2030(d)	4,000,000	4,112,588
DBCG Mortgage Trust, Series 2017-BBG, Class C, 8.50% (PRIME), 06/15/2034(c)(d)	3,750,000	3,750,134
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 6.26% (30 Day Average SOFR + 0.91%), 10/25/2056(c)(d)	325,011	322,489
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A2, 6.60% (30 Day Average SOFR + 1.25%), 05/15/2028(c)(d)	2,500,000	2,519,085
	Principal Amount	Value

GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 6.50% (30 Day Average SOFR + 1.15%), 06/15/2028(c)(d)	$4,000,000	$4,046,210
Great Wolf Trust
Series 2019-WOLF, Class A, 6.68% (1 mo. Term SOFR + 1.35%), 12/15/2036(c)(d)	4,500,000	4,499,919
Series 2019-WOLF, Class B, 6.98% (1 mo. Term SOFR + 1.65%), 12/15/2036(c)(d)	3,384,000	3,376,907
GS Mortgage Securities Corp. Trust
Series 2018-TWR, Class A, 6.53% (1 mo. Term SOFR + 1.20%), 07/15/2031(c)(d)	3,000,000	2,495,662
Series 2021-ROSS, Class A, 6.60% (1 mo. Term SOFR + 1.26%), 05/15/2026(c)(d)	2,500,000	2,313,953
Hertz Vehicle Financing LLC
Series 2021-1A, Class B, 1.56%, 12/26/2025(d)	4,850,000	4,697,835
Series 2021-1A, Class C, 2.05%, 12/26/2025(d)	4,000,000	3,877,676
Home Equity Asset Trust, Series 2004-5, Class M2, 6.08% (1 mo. Term SOFR + 1.06%), 11/25/2034(c)	480,983	474,034
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 07/21/2031(d)	1,500,000	1,543,295
Invitation Homes Trust, Series 2018-SFR4, Class C, 6.85% (1 mo. Term SOFR + 1.51%), 01/17/2038(c)(d)	2,999,862	2,994,834
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 6.84% (1 mo. Term SOFR + 1.51%), 06/15/2035(c)(d)	2,385,000	2,090,453
JP Morgan Mortgage Trust
Series 2019-6, Class A11, 6.35% (1 mo. Term SOFR + 1.01%), 12/25/2049(c)(d)	64,528	62,102
Series 2019-INV2, Class A1, 6.35% (1 mo. Term SOFR + 1.01%), 02/25/2050(c)(d)	190,198	182,576
Series 2019-INV3, Class A11, 6.00% (1 mo. Term SOFR + 1.11%), 05/25/2050(c)(d)	81,457	78,020
Series 2019-LTV3, Class A1, 6.32% (1 mo. Term SOFR + 0.96%), 03/25/2050(c)(d)	29,648	29,443
Series 2020-8, Class A11, 6.24% (30 Day Average SOFR + 0.90%), 03/25/2051(c)(d)	206,201	194,279
Series 2020-LTV1, Class A11, 6.00% (1 mo. Term SOFR + 1.11%), 06/25/2050(c)(d)	11,048	10,937
Series 2021-1, Class A11, 5.99% (30 Day Average SOFR + 0.65%), 06/25/2051(c)(d)	612,921	566,124
KNDL Mortgage Trust, Series 2019-KNSQ, Class A, 6.33% (1 mo. Term SOFR + 1.00%), 05/15/2036(c)(d)	1,925,000	1,921,310
Life Mortgage Trust, Series 2021-BMR, Class A, 6.15% (1 mo. Term SOFR + 0.81%), 03/15/2038(c)(d)	3,440,396	3,402,871
Med Trust, Series 2021-MDLN, Class B, 6.90% (1 mo. Term SOFR + 1.56%), 11/15/2038(c)(d)	2,985,671	2,952,180
Mello Mortgage Capital Acceptance Trust, Series 2021-INV2, Class A1, 5.00% (30 Day Average SOFR + 0.95%), 08/25/2051(c)(d)	2,927,679	2,720,069
Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.21%, 05/20/2036(d)	2,500,000	2,524,939

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value

Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 6.09% (1 mo. Term SOFR + 0.75%), 10/25/2028(c)	$51,321	$48,048
Series 2005-A2, Class A5, 5.35%, 02/25/2035(f)	41,923	39,525
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 6.55% (1 mo. Term SOFR + 1.22%), 04/15/2038(c)(d)	2,097,192	2,080,488
MHP Commercial Mortgage Trust, Series 2021-STOR, Class B, 6.35% (1 mo. Term SOFR + 1.01%), 07/15/2038(c)(d)	2,500,000	2,466,354
Nelnet Student Loan Trust
Series 2020-5A, Class A, 6.33% (1 mo. Term SOFR + 0.99%), 10/25/2068(c)(d)	4,660,522	4,638,100
Series 2021-A, Class A2, 6.48% (1 mo. Term SOFR + 1.14%), 04/20/2062(c)(d)	2,680,000	2,636,832
OBX Trust
Series 2018-EXP1, Class 2A1, 6.30% (1 mo. Term SOFR + 0.96%), 04/25/2048(c)(d)	51,043	50,929
Series 2018-EXP2, Class 2A2, 6.40% (1 mo. Term SOFR + 1.06%), 07/25/2058(c)(d)	217,292	211,881
Series 2019-EXP1, Class 2A1B, 6.16% (1 mo. Term SOFR + 1.06%), 01/25/2059(c)(d)	980,185	957,261
Series 2019-EXP1, Class 2A2, 6.16% (1 mo. Term SOFR + 1.26%), 01/25/2059(c)(d)	98,019	96,224
Series 2019-EXP2, Class 2A2, 6.25% (1 mo. Term SOFR + 1.31%), 06/25/2059(c)(d)	191,985	184,970
Series 2019-INV2, Class A11, 6.42% (1 mo. Term SOFR + 1.06%), 05/27/2049(c)(d)	3,022,745	2,929,628
Series 2020-EXP1, Class 2A2, 6.40% (1 mo. Term SOFR + 1.06%), 02/25/2060(c)(d)	311,229	283,967
Series 2020-EXP3, Class 2A2, 6.65% (1 mo. Term SOFR + 1.31%), 01/25/2060(c)(d)	364,307	357,317
Series 2020-INV1, Class A11, 6.00% (1 mo. Term SOFR + 1.01%), 12/25/2049(c)(d)	193,019	182,585
OneMain Financial Issuance Trust, Series 2023-2A, Class A2, 6.85% (30 Day Average SOFR + 1.50%), 09/15/2036(c)(d)	4,000,000	4,024,764
RLGH Trust, Series 2021-TROT, Class B, 6.61% (1 mo. Term SOFR + 1.28%), 04/15/2036(c)(d)	3,000,000	2,951,982
SMB Private Education Loan Trust
Series 2019-B, Class A2B, 6.45% (1 mo. Term SOFR + 1.11%), 06/15/2037(c)(d)	1,726,229	1,715,696
Series 2020-A, Class A2B, 6.28% (1 mo. Term SOFR + 0.94%), 09/15/2037(c)(d)	1,048,929	1,040,733
Series 2021-A, Class A2A2, 6.18% (1 mo. Term SOFR + 0.84%), 01/15/2053(c)(d)	3,054,409	3,016,013
Series 2022-B, Class A1B, 6.80% (30 Day Average SOFR + 1.45%), 02/16/2055(c)(d)	2,291,217	2,296,795
	Principal Amount	Value

Series 2022-C, Class A1B, 7.20% (30 Day Average SOFR + 1.85%), 05/16/2050(c)(d)	$2,208,817	$2,234,690
Series 2023-C, Class A1B, 6.90% (30 Day Average SOFR + 1.55%), 11/15/2052(c)(d)	1,855,453	1,869,231
SMRT, Series 2022-MINI, Class B, 6.68% (1 mo. Term SOFR + 1.35%), 01/15/2039(c)(d)	4,655,000	4,582,618
Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 07/20/2027(d)	3,500,000	3,545,505
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2004-AR3, Class A2, 4.51%, 06/25/2034(f)	45,905	41,632
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL, 7.00% (1 mo. Term SOFR + 1.66%), 01/15/2059(c)(d)	2,500,000	2,477,694
Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/2028(d)	3,000,000	3,059,397
Total Asset-Backed Securities (Cost $159,257,350)		155,768,328

Agency Credit Risk Transfer Notes-16.84%
Fannie Mae Connecticut Avenue Securities
Series 2019-R01, Class 2M2, 7.91% (30 Day Average SOFR + 2.56%), 07/25/2031(c)(d)(g)	202,932	203,776
Series 2021-R01, Class 1M1, 6.09% (30 Day Average SOFR + 0.75%), 10/25/2041(c)(d)(g)	185,268	185,219
Series 2021-R03, Class 1M1, 6.19% (30 Day Average SOFR + 0.85%), 12/25/2041(c)(d)(g)	2,275,117	2,274,506
Series 2022-R01, Class 1M1, 6.34% (30 Day Average SOFR + 1.00%), 12/25/2041(c)(d)(g)	2,348,144	2,349,109
Series 2022-R01, Class 1M2, 7.24% (30 Day Average SOFR + 1.90%), 12/25/2041(c)(d)(g)	4,994,000	5,045,520
Series 2022-R02, Class 2M1, 6.54% (30 Day Average SOFR + 1.20%), 01/25/2042(c)(d)(g)	1,845,186	1,847,167
Series 2022-R02, Class 2M2, 8.34% (30 Day Average SOFR + 3.00%), 01/25/2042(c)(d)(g)	4,000,000	4,106,120
Series 2022-R03, Class 1M1, 7.44% (30 Day Average SOFR + 2.10%), 03/25/2042(c)(d)(g)	1,375,850	1,396,531
Series 2022-R04, Class 1M1, 7.34% (30 Day Average SOFR + 2.00%), 03/25/2042(c)(d)(g)	1,899,698	1,926,541
Series 2022-R04, Class 1M2, 8.44% (30 Day Average SOFR + 3.10%), 03/25/2042(c)(d)(g)	3,400,000	3,545,685
Series 2022-R05, Class 2M1, 7.24% (30 Day Average SOFR + 1.90%), 04/25/2042(c)(d)(g)	2,048,270	2,066,725
Series 2022-R05, Class 2M2, 8.34% (30 Day Average SOFR + 3.00%), 04/25/2042(c)(d)(g)	1,750,000	1,803,730

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value

Series 2022-R06, Class 1M1, 8.09% (30 Day Average SOFR + 2.75%), 05/25/2042(c)(d)(g)	$1,114,612	$1,148,772
Series 2022-R07, Class 1M1, 8.29% (30 Day Average SOFR + 2.95%), 06/25/2042(c)(d)(g)	2,816,770	2,905,124
Series 2022-R08, Class 1M1, 7.89% (30 Day Average SOFR + 2.55%), 07/25/2042(c)(d)(g)	2,473,373	2,546,210
Series 2023-R01, Class 1M1, 7.74% (30 Day Average SOFR + 2.40%), 12/25/2042(c)(d)(g)	4,697,202	4,823,443
Series 2023-R01, Class 1M2, 9.09% (30 Day Average SOFR + 3.75%), 12/25/2042(c)(d)(g)	1,225,000	1,313,200
Series 2023-R02, Class 1M1, 7.64% (30 Day Average SOFR + 2.30%), 01/25/2043(c)(d)(g)	1,040,528	1,067,447
Series 2023-R02, Class 1M2, 8.69% (30 Day Average SOFR + 3.35%), 01/25/2043(c)(d)(g)	700,000	743,366
Series 2023-R03, Class 2M1, 7.84% (30 Day Average SOFR + 2.50%), 04/25/2043(c)(d)(g)	4,166,075	4,258,744
Series 2023-R04, Class 1M1, 7.64% (30 Day Average SOFR + 2.30%), 05/25/2043(c)(d)(g)	3,992,724	4,097,835
Series 2023-R04, Class 1M2, 8.89% (30 Day Average SOFR + 3.55%), 05/25/2043(c)(d)(g)	4,023,816	4,305,860
Series 2023-R05, Class 1M1, 7.24% (30 Day Average SOFR + 1.90%), 06/25/2043(c)(d)(g)	1,396,311	1,414,409
Series 2023-R05, Class 1M2, 8.44% (30 Day Average SOFR + 3.10%), 06/25/2043(c)(d)(g)	1,100,000	1,159,013
Series 2023-R06, Class 1M1, 7.04% (30 Day Average SOFR + 1.70%), 07/25/2043(c)(d)(g)	1,860,228	1,880,437
Series 2023-R06, Class 1M2, 8.04% (30 Day Average SOFR + 2.70%), 07/25/2043(c)(d)(g)	5,680,000	5,912,958
Series 2023-R07, Class 2M2, 8.59% (30 Day Average SOFR + 3.25%), 09/25/2043(c)(d)(g)	2,500,000	2,632,054
Series 2023-R08, Class 1M1, 6.84% (30 Day Average SOFR + 1.50%), 10/25/2043(c)(d)(g)	1,772,508	1,781,465
Series 2023-R08, Class 1M2, 7.84% (30 Day Average SOFR + 2.50%), 10/25/2043(c)(d)(g)	780,000	807,676
Freddie Mac
Series 2020-DNA5, Class M2, STACR®, 8.14% (30 Day Average SOFR + 2.80%), 10/25/2050(c)(d)(h)	728,562	739,215
Series 2021-DNA2, Class M2, STACR®, 7.64% (30 Day Average SOFR + 2.30%), 08/25/2033(c)(d)(h)	4,188,950	4,269,846
Series 2021-DNA3, Class M1, STACR®, 6.09% (30 Day Average SOFR + 0.75%), 10/25/2033(c)(d)(h)	413,774	413,801
	Principal Amount	Value

Series 2021-DNA3, Class M2, STACR®, 7.44% (30 Day Average SOFR + 2.10%), 10/25/2033(c)(d)(h)	$3,125,000	$3,165,121
Series 2021-DNA5, Class M2, STACR®, 6.99% (30 Day Average SOFR + 1.65%), 01/25/2034(c)(d)(h)	2,548,722	2,559,987
Series 2021-DNA6, Class M2, STACR®, 6.84% (30 Day Average SOFR + 1.50%), 10/25/2041(c)(d)(h)	5,571,181	5,571,102
Series 2021-HQA3, Class M1, STACR®, 6.19% (30 Day Average SOFR + 0.85%), 09/25/2041(c)(d)(h)	2,107,816	2,098,524
Series 2022-DNA2, Class M1A, STACR®, 6.64% (30 Day Average SOFR + 1.30%), 02/25/2042(c)(d)(h)	1,606,324	1,611,823
Series 2022-DNA2, Class M1B, STACR®, 7.74% (30 Day Average SOFR + 2.40%), 02/25/2042(c)(d)(h)	4,250,000	4,346,351
Series 2022-DNA3, Class M1A, STACR®, 7.34% (30 Day Average SOFR + 2.00%), 04/25/2042(c)(d)(h)	2,582,066	2,616,803
Series 2022-DNA3, Class M1B, STACR®, 8.24% (30 Day Average SOFR + 2.90%), 04/25/2042(c)(d)(h)	4,730,000	4,914,810
Series 2022-DNA4, Class M1A, STACR®, 7.54% (30 Day Average SOFR + 2.20%), 05/25/2042(c)(d)(h)	1,996,660	2,033,549
Series 2022-DNA4, Class M1B, STACR®, 8.69% (30 Day Average SOFR + 3.35%), 05/25/2042(c)(d)(h)	2,500,000	2,633,488
Series 2022-DNA5, Class M1A, STACR®, 8.29% (30 Day Average SOFR + 2.95%), 06/25/2042(c)(d)(h)	1,544,711	1,589,752
Series 2022-DNA6, Class M1, STACR®, 9.04% (30 Day Average SOFR + 3.70%), 09/25/2042(c)(d)(h)	2,750,000	2,932,411
Series 2022-HQA1, Class M1A, STACR®, 7.44% (30 Day Average SOFR + 2.10%), 03/25/2042(c)(d)(h)	2,279,184	2,305,688
Series 2022-HQA2, Class M1A, STACR®, 7.99% (30 Day Average SOFR + 2.65%), 07/25/2042(c)(d)(h)	1,381,026	1,418,769
Series 2022-HQA3, Class M1, STACR®, 7.64% (30 Day Average SOFR + 2.30%), 08/25/2042(c)(d)(h)	1,487,505	1,519,974
Series 2023-DNA1, Class M1, STACR®, 8.44% (30 Day Average SOFR + 3.10%), 03/25/2043(c)(d)(h)	2,775,000	2,901,044
Series 2023-DNA1, Class M1, STACR®, 7.44% (30 Day Average SOFR + 2.10%), 03/25/2043(c)(d)(h)	2,349,755	2,393,363
Series 2023-DNA2, Class M1, STACR®, 7.44% (30 Day Average SOFR + 2.10%), 04/25/2043(c)(d)(h)	2,410,411	2,467,461
Series 2023-HQA1, Class M1, STACR®, 7.34% (30 Day Average SOFR + 2.00%), 05/25/2043(c)(d)(h)	4,022,187	4,071,715
Series 2023-HQA2, Class M1, STACR®, 7.34% (30 Day Average SOFR + 2.00%), 06/25/2043(c)(d)(h)	1,585,912	1,600,618

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2024
(Unaudited)
	Principal Amount	Value

Series 2023-HQA2, Class M1, STACR®, 8.69% (30 Day Average SOFR + 3.35%), 06/25/2043(c)(d)(h)	$2,500,000	$2,636,728
Series 2023-HQA3, Class M2, STACR®, 7.19% (30 Day Average SOFR + 1.85%), 11/25/2043(c)(d)(h)	1,171,347	1,182,993
Series 2023-HQA3, Class M2, STACR®, 8.69% (30 Day Average SOFR + 3.35%), 11/25/2043(c)(d)(h)	6,000,000	6,292,718
Total Agency Credit Risk Transfer Notes (Cost $137,023,986)		139,836,296
U.S. Government Sponsored Agency Mortgage-Backed Securities-3.28%
Collateralized Mortgage Obligations-1.45%
Fannie Mae REMICs
5.76% (30 Day Average SOFR + 0.41%), 04/25/2035(c)	694,782	693,185
5.44% (30 Day Average SOFR + 0.43%), 01/25/2045(c)	536,852	521,021
5.96% (30 Day Average SOFR + 0.61%), 05/25/2046(c)	211,688	206,699
5.60% (30 Day Average SOFR + 0.41%), 09/25/2047(c)	547,416	539,252
5.77% (30 Day Average SOFR + 0.43%), 12/25/2047(c)	195,206	192,554
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN2, Class M1, 7.14% (30 Day Average SOFR + 1.80%), 07/25/2041(c)(d)	3,388,799	3,203,578
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series KF35, Class A, 5.81% (30 Day Average SOFR + 0.46%), 08/25/2024(c)	72,824	72,749
Series KF35, Class A, 5.85% (30 Day Average SOFR + 0.50%), 10/25/2025(c)	971,784	968,168
Series KF81, Class AS, 5.74% (30 Day Average SOFR + 0.40%), 06/25/2027(c)	1,216,307	1,207,770
Series Q008, Class A, 5.85% (30 Day Average SOFR + 0.50%), 10/25/2045(c)	396,001	394,853
Freddie Mac REMICs
5.52% (30 Day Average SOFR + 0.46%), 09/15/2038(c)	536,094	531,099
5.53% (30 Day Average SOFR + 0.56%), 09/15/2040(c)	443,642	432,014
5.96% (30 Day Average SOFR + 0.61%), 06/15/2041(c)	145,454	143,081
5.29% (30 Day Average SOFR + 0.43%), 08/15/2043(c)	544,699	538,149
5.81% (30 Day Average SOFR + 0.46%), 01/15/2048(c)	2,510,426	2,422,961
		12,067,133
Federal Home Loan Mortgage Corp. (FHLMC)-1.35%
ARM, 4.33% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.57%), 06/01/2037(c)	190,217	190,594
ARM, 5.57% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.74%), 11/01/2038(c)	230,522	237,224
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)-(continued)
ARM, 5.19% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.73%), 03/01/2043(c)	$211,279	$216,169
ARM, 5.58% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.76%), 11/01/2047(c)	3,667,670	3,756,547
ARM, 3.51% (1 yr. U.S. Treasury Yield Curve Rate + 2.17%), 11/01/2048(c)	3,045,434	3,027,236
ARM, 5.50% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.63%), 01/01/2049(c)	3,726,741	3,797,502
		11,225,272
Federal National Mortgage Association (FNMA)-0.48%
ARM, 4.02% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.64%), 02/01/2035(c)	44,325	44,249
ARM, 6.10% (1 yr. U.S. Treasury Yield Curve Rate + 2.37%), 07/01/2035(c)	520,757	537,014
ARM, 7.34% (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.57%), 07/01/2035(c)	34,638	35,037
ARM, 5.97% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 10/01/2036(c)	124,381	124,446
ARM, 4.53% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.78%), 03/01/2037(c)	183,144	183,348
ARM, 4.88% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.48%), 11/01/2037(c)	71,609	71,572
ARM, 3.07% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.58%), 04/01/2045(c)	2,972,783	2,959,627
		3,955,293
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $27,506,571)		27,247,698
Certificate of Deposit-0.48%
Diversified Banks-0.48%
Wells Fargo Bank N.A., 5.91% (SOFR + 0.60%), 08/14/2024(c) (Cost $4,000,000)	4,000,000	4,008,509
	Shares
Money Market Funds-0.28%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(i)(j) (Cost $2,384,890)	2,384,890	2,384,890
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $828,446,025)		828,578,205
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.60%
Invesco Private Government Fund, 5.29%(i)(j)(k)	8,366,226	8,366,226

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.52%(i)(j)(k)	21,498,102	$21,513,151
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,879,625)		29,879,377
TOTAL INVESTMENTS IN SECURITIES-103.38% (Cost $858,325,650)		858,457,582
OTHER ASSETS LESS LIABILITIES-(3.38)%		(28,089,636)
NET ASSETS-100.00%		$830,367,946
Investment Abbreviations:
ARM	-Adjustable Rate Mortgage
Ctfs.	-Certificates
IBOR	-Interbank Offered Rate
REMICs	-Real Estate Mortgage Investment Conduits
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $419,612,100, which represented 50.53% of the Fund’s Net Assets.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2024.
(g)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(h)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(i)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,549,222	$92,102,493	$(93,266,825)	$-	$-	$2,384,890	$54,801
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,111,416	25,283,793	(22,028,983)	-	-	8,366,226	64,540*
Invesco Private Prime Fund	13,146,985	55,418,862	(47,058,402)	214	5,492	21,513,151	175,188*
Total	$21,807,623	$172,805,148	$(162,354,210)	$214	$5,492	$32,264,267	$294,529

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco AAA CLO Floating Rate Note ETF
Investments in Securities
Asset-Backed Securities	$-	$49,045,080	$-	$49,045,080
Money Market Funds	640,540	-	-	640,540
Total Investments	$640,540	$49,045,080	$-	$49,685,620
Invesco Active U.S. Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$77,888,814	$-	$-	$77,888,814
Money Market Funds	-	4,441,194	-	4,441,194
Total Investments	$77,888,814	$4,441,194	$-	$82,330,008
Invesco High Yield Bond Factor ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$46,991,722	$-	$46,991,722
U.S. Treasury Securities	-	104,822	-	104,822
Money Market Funds	358,994	5,138,440	-	5,497,434
Total Investments in Securities	358,994	52,234,984	-	52,593,978
Other Investments - Assets*
Futures Contracts	96,039	-	-	96,039
Investments Matured	-	-	2,943	2,943
Swap Agreements	-	23,097	-	23,097
	96,039	23,097	2,943	122,079
Other Investments - Liabilities*
Futures Contracts	(25,075)	-	-	(25,075)
Total Other Investments	70,964	23,097	2,943	97,004
Total Investments	$429,958	$52,258,081	$2,943	$52,690,982

	Level 1	Level 2	Level 3	Total
Invesco High Yield Select ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$9,564,398	$-	$9,564,398
Non-U.S. Dollar Denominated Bonds & Notes	-	204,385	-	204,385
Preferred Stocks	-	48,209	-	48,209
Money Market Funds	59,906	1,043,518	-	1,103,424
Total Investments in Securities	59,906	10,860,510	-	10,920,416
Other Investments - Liabilities*
Forward Foreign Currency Contracts	-	(11,375)	-	(11,375)
Total Investments	$59,906	$10,849,135	$-	$10,909,041
Invesco S&P 500® Downside Hedged ETF
Investments in Securities
Common Stocks & Other Equity Interests	$111,214,498	$-	$-	$111,214,498
Money Market Funds	4,950,856	1,504,198	-	6,455,054
Total Investments in Securities	116,165,354	1,504,198	-	117,669,552
Other Investments - Assets
Futures Contracts	93,451	-	-	93,451
Other Investments - Liabilities
Futures Contracts	(37,431)	-	-	(37,431)
Total Other Investments	56,020	-	-	56,020
Total Investments	$116,221,374	$1,504,198	$-	$117,725,572
Invesco Short Duration Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$8,035,336	$-	$8,035,336
Asset-Backed Securities	-	793,050	-	793,050
U.S. Treasury Securities	-	427,967	-	427,967
Preferred Stocks	29,799	50,059	-	79,858
Agency Credit Risk Transfer Notes	-	70,224	-	70,224
Money Market Funds	516,305	412,307	-	928,612
Total Investments in Securities	546,104	9,788,943	-	10,335,047
Other Investments - Assets
Futures Contracts	32,169	-	-	32,169
Other Investments - Liabilities
Futures Contracts	(19,553)	-	-	(19,553)
Total Other Investments	12,616	-	-	12,616
Total Investments	$558,720	$9,788,943	$-	$10,347,663

	Level 1	Level 2	Level 3	Total
Invesco Total Return Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$578,747,647	$2,681,614	$581,429,261
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	380,757,887	-	380,757,887
U.S. Treasury Securities	-	264,390,707	-	264,390,707
Asset-Backed Securities	-	201,109,348	2,984,294	204,093,642
Agency Credit Risk Transfer Notes	-	6,421,054	-	6,421,054
Preferred Stocks	3,013,762	1,695,523	-	4,709,285
U.S. Government Sponsored Agency Securities	-	2,369,094	-	2,369,094
Municipal Obligations	-	2,155,350	-	2,155,350
Exchange-Traded Funds	520,635	-	-	520,635
Non-U.S. Dollar Denominated Bonds & Notes	-	514,088	-	514,088
Common Stocks & Other Equity Interests	-	-	0	0
Options Purchased	369,900	-	-	369,900
Money Market Funds	-	151,572,711	-	151,572,711
Total Investments in Securities	3,904,297	1,589,733,409	5,665,908	1,599,303,614
Other Investments - Assets*
Futures Contracts	2,050,617	-	-	2,050,617
Investments Matured	-	43,179	-	43,179
	2,050,617	43,179	-	2,093,796
Other Investments - Liabilities*
Futures Contracts	(4,476,445)	-	-	(4,476,445)
Options Written	-	(24,083)	-	(24,083)
	(4,476,445)	(24,083)	-	(4,500,528)
Total Other Investments	(2,425,828)	19,096	-	(2,406,732)
Total Investments	$1,478,469	$1,589,752,505	$5,665,908	$1,596,896,882
Invesco Ultra Short Duration ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$991,985,666	$-	$991,985,666
Commercial Paper	-	446,232,634	-	446,232,634
Asset-Backed Securities	-	348,315,435	-	348,315,435
Certificates of Deposit	-	24,067,191	-	24,067,191
U.S. Treasury Securities	-	20,010,938	-	20,010,938
Variable Rate Senior Loan Interests	-	1,267,409	-	1,267,409
Exchange-Traded Funds	998,010	-	-	998,010
Money Market Funds	-	4,073,873	-	4,073,873
Total Investments	$998,010	$1,835,953,146	$-	$1,836,951,156
Invesco Variable Rate Investment Grade ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$319,764,320	$-	$319,764,320
U.S. Treasury Securities	-	179,568,164	-	179,568,164
Asset-Backed Securities	-	155,768,328	-	155,768,328
Agency Credit Risk Transfer Notes	-	139,836,296	-	139,836,296
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	27,247,698	-	27,247,698
Certificate of Deposit	-	4,008,509	-	4,008,509
Money Market Funds	2,384,890	29,879,377	-	32,264,267
Total Investments	$2,384,890	$856,072,692	$-	$858,457,582

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.